As filed with the Securities and Exchange Commission on March 2, 2007

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 152                    [X]

                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 152                           [X]

                                DWS ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                    (Address of Principal Executive Offices)

                                 (212) 454-7190
                         (Registrant's Telephone Number)

                                  John Millette
                             Two International Place
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

[__]     immediately upon filing pursuant to paragraph (b) of Rule 485
[__]     on __________ pursuant to paragraph (b) of Rule 485
[__]     60 days after filing pursuant to paragraph (a)(1) of Rule 485(a)
[X]      on May 1, 2007 pursuant to paragraph (a)(1) of Rule 485
[__]     75 days after filing pursuant to paragraph (a)(2) of Rule 485
[__]     on ___________ pursuant to paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

[__] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This post-effective amendment contains the prospectuses and Statements of Additional Information relating to the following series of the registrant:

     o  DWS RREEF Real Estate Securities Fund - Classes A, B, C and R
     o  DWS RREEF Real Estate Securities Fund - Class S
     o  DWS RREEF Real Estate Securities Fund - Institutional Class

This post-effective amendment is not intended to update or amend any other prospectuses or Statements of Additional Information of the registrant's other series or classes.

--------------------------------------------------------------------------------



                                  MAY 1, 2007






                                   PROSPECTUS

                                  -------------






--------------------------------------------------------------------------------


                  DWS COMMUNICATIONS FUND - Classes A, B and C

                     DWS RREEF REAL ESTATE SECURITIES FUND
                            - Classes A, B, C and R


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


[DWS SCUDDER LOGO GRAPHIC APPEARS HERE]

CONTENTS


HOW EACH FUND WORKS


  4      DWS Communications Fund

 14      DWS RREEF Real Estate
         Securities Fund

 23      Other Policies and Secondary
         Risks

 24      Who Manages and Oversees
         the Funds

 32      Financial Highlights


HOW TO INVEST IN THE FUNDS

 40      Choosing a Share Class

 51      How to Buy Class A, B and C
         Shares

 52      How to Exchange or Sell
         Class A, B and C Shares

 53      How to Buy and Sell Class R
         Shares

 54      Policies You Should Know
         About

 67      Understanding Distributions
         and Taxes

HOW EACH FUND WORKS

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to LOOK THIS INFORMATION OVER CAREFULLY. You may want to keep it on hand for reference as well.

CLASSES A, B AND C shares are generally intended for investors seeking the advice and assistance of a financial advisor. CLASS R shares are only available to participants in certain retirement plans.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.


You can find DWS prospectuses on the Internet at WWW.DWS-SCUDDER.COM (the Web site does not form a part of this prospectus).

DWS RREEF Real Estate Securities Fund is closed to new investors
(see "Policies You Should Know About" for additional information).

--------------------------------------------------------------------------------
                                Class A       Class B       Class C
  ticker symbol                 TISHX         FTEBX         FTICX
    fund number                 432           632           732

DWS COMMUNICATIONS FUND
--------------------------------------------------------------------------------


            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund seeks to maximize total return.

            Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund normally focuses on the securities of companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products.

            The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments for the fund, the portfolio managers emphasize investments in companies offering products and services that support both traditional communications and facilitate new information-based applications. Examples of such companies are companies that offer outsourced communications billing and teleservices products or network computing technology that supports basic Internet functionality, such as Web site operations for electronic commerce and other Internet-based applications. The managers believe that worldwide telecommunications market expansion will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, they believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return, although there can be no guarantee that this result will be achieved.

            The fund may also invest in convertible securities and in bonds and short-term cash equivalents. Convertible securities are bonds or preferred stocks that give purchasers the right to exchange the convertible security for a specified number of shares of a company's common stock at specified prices


4 | DWS Communications Fund
            within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right. The fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States, including securities of emerging markets.


            The managers follow an investment philosophy referred to as "flexible value." They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research and valuation flexibility, without rigid constraints.

            The managers believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, the portfolio managers tend to focus on individual companies.

            Factors they assess may include:

            -  management team

            -  market position

            -  business strategy

            -  catalysts for change

            -  attractive valuation

            -  attention to shareholder interests

            The managers concentrate investments in those stocks that they believe offer the best potential return relative to possible risks. The portfolio managers retain investment positions for as long as, in their view, the business fundamentals remain favorable and the valuations do not become excessive. The managers will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

            SECURITIES LENDING. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



                                                    DWS Communications Fund  | 5

            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


            STOCK MARKET RISK. As with most stock funds, the most important factor affecting this fund is how the stock market performs (to the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance). When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

            PRICING RISK. At times, market conditions might make it hard to value some investments. As a result, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the price of its securities, you may not receive the full market value for your fund shares when you sell.


            STYLE RISK. As with any investment strategy, the "flexible value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the managers overestimate the value or return potential of one or more common stocks, the fund may underperform the general equity market.

            CONCENTRATION RISK. The fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.


6 | DWS Communications Fund

            NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940. This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

            FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:


            - POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

            - INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.


            - LIQUIDITY RISK. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


            - REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

                                                    DWS Communications Fund  | 7

            - CURRENCY RISK. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

            - LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the remedies available in the US.

            - TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

            - TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.


            CREDIT RISK. A fund purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high-yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds, may decline in credit quality or go into default. Because this fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


            SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.


8 | DWS Communications Fund

            Other factors that could affect performance include:


            - portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

            - derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)



                                                    DWS Communications Fund  | 9

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares to relevant index information (which, unlike the fund, does not reflect fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index information varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).


The table shows returns for Class A shares on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The inception date for Class C shares is October 28, 1998. In the bar chart, the performance figures for Class C shares before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class C.


In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class A, adjusted to reflect both the higher gross total annual operating expenses of Class C and the current applicable sales charges of Class C.


DWS Communications Fund

ANNUAL TOTAL RETURN (%) as of 12/31 each year - Class A

[BAR CHART GRAPHIC APPEARS HERE]


                                 [DATA TO COME]
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006


2007 TOTAL RETURN AS OF MARCH 31: %
For the periods included in the bar chart:

BEST QUARTER: %, Q                         WORST QUARTER: %, Q



10 | DWS Communications Fund

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006

                                             1 YEAR      5 YEARS      10 YEARS
 CLASS A

   Return before Taxes

   Return after Taxes on Distributions

   Return after Taxes on Distributions
   and Sale of Fund Shares                              *            *

 CLASS B (Return before Taxes)

 CLASS C (Return before Taxes)

 STANDARD & POOR'S (S&P) 500 INDEX
 (reflects no deductions for fees,
 expenses or taxes)

Total returns would have been lower if operating expenses hadn't been reduced.


 * Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.


STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.



--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.





                                                   DWS Communications Fund  | 11

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold fund shares. Fee and expense information is based on the operating expense history of the Predecessor Fund.



FEE TABLE                                        CLASS A         CLASS B       CLASS C
 SHAREHOLDER FEES, paid directly from your investment

 Maximum Sales Charge (Load) Imposed
 on Purchases (as % of offering price)            5.75%1         None          None
 Maximum Contingent Deferred Sales
 Charge (Load) (as % of redemption
 proceeds)                                        None2          4.00%         1.00%
 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds)3                            2.00           2.00          2.00

 ANNUAL OPERATING EXPENSES, deducted from fund assets

 Management Fee4                                      %               %             %
 Distribution/Service (12b-1) Fee                 0.25           1.00          1.00
 Other Expenses5
 Acquired Fund Fees and Expenses
 TOTAL ANNUAL OPERATING EXPENSES


1 Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class - Class A shares").

2 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class - Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

3 This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About - Policies about transactions" for further information.

4 Restated on an annualized basis to reflect approved fee changes to take effect on or about July 1, 2006. Includes a 0.10% administration fee.

5 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.


12 | DWS Communications Fund

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.



EXAMPLE               1 YEAR      3 YEARS      5 YEARS      10 YEARS
 EXPENSES, assuming you sold your shares at the end of each period.

 Class A shares      $           $            $            $
 Class B shares
 Class C shares

 EXPENSES, assuming you kept your shares.

 Class A shares      $           $            $            $
 Class B shares
 Class C shares



                                                   DWS Communications Fund  | 13

--------------------------------------------------------------------------------
                              Class A       Class B       Class C       Class R
  ticker symbol               RRRAX         RRRBX         RRRCX         RRRSX
    fund number               425           625           725           1502


DWS RREEF REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------



            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund's investment objective is long-term capital appreciation and current income.

            The fund invests primarily in real estate securities. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

            A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.


            The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.


            The managers look for real estate securities they believe will provide superior returns to the fund over the long term and they attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.


-----------------------------------------------------------------------------

OTHER INVESTMENTS. When the managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested.


14 | DWS RREEF Real Estate Securities Fund

            To find these issuers, the managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structures, financial structures and business strategies. The goal of this analysis is to determine which of the issuers the managers believe will be the most profitable to the fund over the long term. The managers also consider the effect of the real estate securities markets in general when making investment decisions. The managers do not attempt to time the market.

            A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

            Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

            Based on their recent practices, the managers expect that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

            If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

            The fund may realize some short-term gains or losses if the managers choose to sell a security. The managers may choose to sell a security for a variety of reasons, but typically the managers will sell if they believe that one or more of the following is true:

            -  a security is not fulfilling its investment purpose;

            -  a security has reached its optimum valuation; or

            -  a particular company or general economic conditions have changed



                                     DWS RREEF Real Estate Securities Fund  | 15

            SECURITIES LENDING. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


            STOCK MARKET RISK. As with most stock funds, the most important factor affecting this fund is how the stock market performs (to the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance). When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.


            PRICING RISK. At times, market conditions might make it hard to value some investments. As a result, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the price of its securities, you may not receive the full market value for your fund shares when you sell.

            CONCENTRATION RISK. The fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:


            -  general or local economic conditions;


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

This fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.


16 | DWS RREEF Real Estate Securities Fund

            -  increases in property taxes and operating expenses;

            -  liability or losses due to environmental problems;

            - falling rents due to poor demand, increased competition and/or overbuilding or limitation on rents;

            -  zoning changes;

            -  rising interest rates; and

            -  losses from casualty or condemnation.


            In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.


            NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940. This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

            SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

            Other factors that could affect performance include:

            - portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

            - derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)



                                     DWS RREEF Real Estate Securities Fund  | 17

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the performance of the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares to relevant index information (which, unlike the fund, does not reflect fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index information varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns for Class A shares on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance data provided in the bar chart and quarterly returns below and the risk return table on the following pages are those of the fund's predecessor fund, DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust (the "Predecessor Fund"). On July 10, 2006, the Predecessor Fund transferred its assets to the fund, which is a new series of DWS Advisor Funds. The fund acquired the Predecessor Fund's liabilities.

The inception date for Class A, B and C shares of the Predecessor Fund is September 3, 2002. The inception date for Class R shares of the Predecessor Fund is October 1, 2003. In the bar chart, the performance figures for Class A before its inception date are based on the historical performance of the Predecessor Fund's original share class (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class A. In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the Predecessor Fund's Institutional Class, adjusted to reflect both the higher gross total annual operating expenses of Class A, B, C and R and the current applicable sales charges for Class A, B or C. Institutional Class shares are offered in a separate prospectus.



18 | DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund

ANNUAL TOTAL RETURN (%) as of 12/31 each year - Class A

[BAR CHART GRAPHIC APPEARS HERE]


                                 [DATA TO COME]
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006


FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: %, Q                         WORST QUARTER: %, Q



                                     DWS RREEF Real Estate Securities Fund  | 19

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006

                                                                        SINCE
                                             1 YEAR      5 YEARS      INCEPTION*
 CLASS A

   Return before Taxes

   Return after Taxes on Distributions

   Return after Taxes on Distributions
   and Sale of Fund Shares

 CLASS B (Return before Taxes)

 CLASS C (Return before Taxes)

 CLASS R (Return before Taxes)

 S&P 500 INDEX 1 (reflects no
 deductions for fees, expenses or
 taxes)


Morgan Stanley US Real Estate Investment Trust (MSCI REIT) Index (reflects no deductions for fees, expenses or taxes)

Total returns would have been lower if operating expenses hadn't been reduced.


*  Inception December 1, 1999. Index returns begin November 30, 1999.

 STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 MSCI US REIT INDEX is an unmanaged free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.



--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.




20 | DWS RREEF Real Estate Securities Fund

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold fund shares. Fee and expense information is based on the operating expense history of the Predecessor Fund.


FEE TABLE                                      CLASS A        CLASS B      CLASS C        CLASS R
 SHAREHOLDER FEES, paid directly from your investment

 Maximum Sales Charge (Load) Imposed
 on Purchases (as % of offering price)           5.75%1        None         None         None

 Maximum Contingent Deferred Sales
 Charge (Load) (as % of redemption
 proceeds)                                       None2         4.00%        1.00%        None

 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds)3                           2.00          2.00         2.00         2.00%

 ANNUAL OPERATING EXPENSES, deducted from fund assets

 Management Fee4                                    %              %            %             %


 Distribution/Service (12b-1) Fee                0.23          0.99         0.98         0.44

 Other Expenses5

 Acquired Fund Fees and Expenses

 TOTAL ANNUAL OPERATING EXPENSES


1 Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class - Class A shares").

2 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class - Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

3 This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About - Policies about transactions" for further information.

4 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006. Includes a 0.10% administration fee.

5 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.

                                     DWS RREEF Real Estate Securities Fund  | 21

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.



EXAMPLE               1 YEAR      3 YEARS      5 YEARS      10 YEARS
EXPENSES, assuming you sold your shares at the end of each period.

 Class A shares      $           $            $            $
 Class B shares
 Class C shares
 Class R shares

EXPENSES, assuming you kept your shares.

 Class A shares      $           $            $            $
 Class B shares
 Class C shares
 Class R shares



22 | DWS RREEF Real Estate Securities Fund

OTHER POLICIES AND SECONDARY RISKS

           While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


           - Although major changes tend to be infrequent, each fund's Board could change a fund's investment goal without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy as described herein.


           - As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities and, with respect to DWS Communications Fund, investment-grade income producing securities. This could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment goal. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



           Secondary risks

           The risk disclosure below applies to each fund, unless otherwise noted.

           DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work and their use could cause lower returns or even losses to the fund.



           For more information


           This prospectus doesn't tell you about every policy or risk of investing in each fund.



                                        Other Policies and Secondary Risks  | 23

           If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

           Keep in mind that there is no assurance that a fund will achieve its goal.

           A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other fund information is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.


WHO MANAGES AND OVERSEES THE FUNDS


           The investment advisor

           Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") is the investment advisor for each fund. Under the supervision of the Board, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154, or a subadvisor, makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

           Prior to January 1, 2007, Deutsche Asset Management, Inc. ("DAMI") was DWS RREEF Real Estate Securities Fund's investment advisor. Prior to March 31, 2007, Investment Company Capital Corp. ("ICCC") was DWS Communication Fund's investment advisor. Effective December 31, 2006 and March 30, 2007, DeAM, Inc. and ICCC, respectively were merged into DIMA. Each new investment management agreement with DIMA was approved by the Board and is identical in substance to each fund's prior investment management agreement with DAMI.



24 | Who Manages and Oversees the Funds

           DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.


           Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


           The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

           MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:


FUND NAME                                     FEE PAID
DWS Communications Fund                       XX%
DWS RREEF Real Estate Securities Fund         XX%

           2006 FYE waivers

           Effective July 1, 2006, DWS RREEF Real Estate Securities Fund pays the Advisor under the investment management agreement a fee, calculated daily and paid monthly, at the annual rate of 0.565% of the fund's average daily net assets up to $100 million, 0.465% of the next $100 million, 0.415% of the next $100 million and 0.365% thereafter.

           A discussion regarding the basis for the Board's renewal of each fund's investment management agreement and, as applicable, subadvisory agreement, is contained in the shareholder reports for the annual period ended October 31, 2006 (see "Shareholder reports" on the back cover).

           Under a separate administrative services agreement between and the Advisor, each fund pays the Advisor for providing most of each fund's administrative services.



                                        Who Manages and Oversees the Funds  | 25

           The Subadvisors

           Subadvisor for DWS Communications Fund

           The subadvisor for DWS Communications Fund is Alex. Brown Investment Management, LLC ("ABIM"). ABIM's address is One South Street, Baltimore, Maryland 21202.

           ABIM is a registered investment advisor with approximately $8.8 billion under management as of December 31, 2006. ABIM is a Maryland limited liability company owned by J. Dorsey Brown and Buppert, Behrens & Owens, Inc. (a company organized by three principals of ABIM); R. Hutchings Vernon; Richard W. Palmer; and Joseph J. Quingert.

           ABIM is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates. ICCC compensates ABIM out of its advisory fee.


           Subadvisor for DWS RREEF Real Estate Securities Fund

           RREEF America LLC ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for DWS RREEF Real Estate Securities Fund. DIMA pays a fee to RREEF for acting as subadvisor to DWS RREEF Real Estate Securities Fund.

           RREEF makes the investment decisions, buys and sells securities for DWS RREEF Real Estate Securities Fund and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

           RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.



26 | Who Manages and Oversees the Funds

Portfolio management


DWS COMMUNICATIONS FUND is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.


DWS COMMUNICATIONS FUND

Bruce E. Behrens
Vice President and Principal of ABIM and Co-Manager of the fund.
- Co-managed the fund since inception.
- 38 years of investment industry experience.
- MBA, University of Michigan.

Patrick J. O'Brien
Vice President of ABIM and Co-Manager of the fund.
- Co-managed the fund since 2002.
- 24 years of investment industry experience, including portfolio manager and analyst with ABIM July 2001-present; analyst with Delaware Management Co., June 2000-July 2001; and portfolio manager with Prudential Insurance Co., February 1999-May 2000.
- MBA, Columbia University.


                                        Who Manages and Oversees the Funds  | 27

DWS RREEF REAL ESTATE SECURITIES FUND is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

DWS RREEF REAL ESTATE SECURITIES FUND

John F. Robertson, CFA
Partner of RREEF and Co-Manager of the fund.
- Joined RREEF in 1997, Deutsche Asset Management, Inc. in 2002 and the fund in 1999.
- Over 14 years of investment industry experience.
- Prior to that, Assistant Vice President of Lincoln Investment Management, responsible for REIT research.
- BA, Wabash College; MBA, Indiana University.

John W. Vojticek
Partner of RREEF and Co-Manager of the fund.
- Joined RREEF, Deutsche Asset Management, Inc. and the fund in September 2004.
- Prior to that, Principal at KG Redding and Associates, March 2004-September 2004.
- Prior to that, Managing Director of RREEF from 1996-March 2004, Deutsche Asset Management, Inc. from 2002-March 2004 and the fund from 1999-March 2004.
- Nine years of investment industry experience.
- BS, University of Southern California.

Jerry W. Ehlinger, CFA
Managing Director of RREEF and Co-Manager of the fund.
- Joined RREEF, Deutsche Asset Management, Inc. and the fund in 2004.
- Prior to that, Senior Vice President at Heitman Real Estate Investment Management from 2000-2004.
- Prior to that, Senior Research Associate at Morgan Stanley Asset Management from 1996-2000.
- Over nine years of investment industry experience.
- BA, University of Wisconsin - Whitewater; MS, University of Wisconsin -
  Madison.

Asad Kazim
Vice President of RREEF and Co-Manager of the fund.
- Joined RREEF and Deutsche Asset Management, Inc. in 2002 and the fund in
  2005.
- Prior to that, Financial Analyst at Clarion CRA Securities from 2000-2002.
- Over six years of investment industry experience.
- BS, The College of New Jersey.


Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


28 | Who Manages and Oversees the Funds

           Legal proceedings

           On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and DIMA, the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

           The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, will be distributed to funds and/or shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.



                                        Who Manages and Oversees the Funds  | 29

           Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

           In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/
           Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.



30 | Who Manages and Oversees the Funds

           DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

           The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

           Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.



                                        Who Manages and Oversees the Funds  | 31

FINANCIAL HIGHLIGHTS


The financial highlights are designed to help you understand financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by _______________, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover). On July 10, 2006, DWS RREEF Real Estate Securities Fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. The information contained in the following table for periods prior to July 10, 2006 has been derived from the Predecessor Fund's financial statements.


DWS Communications Fund - Class A


(data to come)


32 | Financial Highlights

DWS Communications Fund - Class B


(data to come)


                                                      Financial Highlights  | 33

DWS Communications Fund - Class C


(data to come)


34 | Financial Highlights

DWS RREEF Real Estate Securities Fund - Class A


(data to come)


                                                      Financial Highlights  | 35

DWS RREEF Real Estate Securities Fund - Class B


(data to come)


36 | Financial Highlights

DWS RREEF Real Estate Securities Fund - Class C


(data to come)


                                                      Financial Highlights  | 37

DWS RREEF Real Estate Securities Fund - Class R


(data to come)


38 | Financial Highlights

HOW TO INVEST IN THE FUNDS


The following pages tell you how to invest in a fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.


The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your FINANCIAL ADVISOR OR A REPRESENTATIVE OF YOUR WORKPLACE RETIREMENT PLAN OR OTHER INVESTMENT PROVIDER.

CHOOSING A SHARE CLASS


Offered in this prospectus are the share classes noted on the cover page of the prospectus. Each class has its own fees and expenses, offering you a choice of cost structures. Each fund may offer other classes of shares in a separate prospectus. These shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services. Class R shares are only available to participants in certain retirement plans.


Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.



 CLASS A
 -  Sales charge of up to 5.75% charged         -  Some investors may be able to reduce
    when you buy shares                            or eliminate their sales charge; see
                                                   "Class A shares"
 -  In most cases, no charge when you
    sell shares                                 -  Total annual expenses are lower than
                                                   those for Class B or Class C
 -  Up to 0.25% annual shareholder
    servicing fee

 CLASS B
 -  No sales charge when you buy shares         -  The deferred sales charge rate falls to
                                                   zero after six years
 -  Deferred sales charge declining from
    4.00%, charged when you sell shares         -  Shares automatically convert to Class
    you bought within the last six years           A after six years, which means lower
                                                   annual expenses going forward
 -  0.75% annual distribution fee and up
    to 0.25% annual shareholder servicing
    fee

 CLASS C
 -  No sales charge when you buy shares         -  The deferred sales charge rate is lower
                                                   for Class C shares than Class B shares,
 -  Deferred sales charge of 1.00%,                but your shares never convert to Class
    charged when you sell shares you               A, so annual expenses remain higher
    bought within the last year

 -  0.75% annual distribution fee and up
    to 0.25% annual shareholder servicing
    fee


 CLASS R
 -  No sales charges when you buy or sell       -  Class R is only available to participants
    shares                                         in certain retirement plans


 -  0.25% annual distribution fee and up
    to 0.25% annual shareholder servicing
    fee




40 | Choosing a Share Class

           Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Each fund may pay financial advisors or other intermediaries compensation for the services they provide to their clients. This compensation may vary depending on the fund you buy or the class of shares of a fund that you buy.


           Financial intermediary support payments

           The Advisor, DWS Scudder Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency fees payable by each fund (generally by reimbursement to the distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting, or shareholder processing services and/or for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

           The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the



                                                    Choosing a Share Class  | 41
           particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

           The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from .01% up to .50% of assets of each fund serviced and maintained by the financial advisor, .05% to .40% of sales of each fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

           The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.



42 | Choosing a Share Class

           It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



                                                    Choosing a Share Class  | 43

           Class A shares


           Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.


           Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year.

           Class A shares have an up-front sales charge that varies with the amount you invest:



                         FRONT-END SALES          FRONT-END SALES
                           CHARGE AS %          CHARGE AS % OF YOUR
YOUR INVESTMENT       OF OFFERING PRICE1,2        NET INVESTMENT2
--------------------------------------------------------------------------------
  Up to $50,000             5.75%                     6.10%
  $50,000-$99,999           4.50                      4.71
  $100,000-$249,999         3.50                      3.63
  $250,000-$499,999         2.60                      2.67
  $500,000-$999,999         2.00                      2.04
  $1 million or more      see below                see below


           1   The offering price includes the sales charge.


           2 Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.



           YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

           - you plan to invest at least $50,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months ("Letter of Intent")

           - the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $50,000 ("Cumulative Discount")

           - you are investing a total of $50,000 or more in Class A shares of several retail DWS funds on the same day ("Combined Purchases")

           The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.


44 | Choosing a Share Class

           For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.


           To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

           For more information about sales charge discounts, please visit the "Individual Investors" section of www.dws-scudder.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in each fund's Statement of Additional Information.


           IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares of a fund. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of DeAM or the DWS funds) and with respect to certain types of investments (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services).

           Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of Additional Information.



                                                    Choosing a Share Class  | 45

           There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

           IF YOU'RE INVESTING $1 MILLION OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without sales charge ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of owning them and a silmilar charge of 0.50% on shares you sell within the next six months of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


46 | Choosing a Share Class

           Class B shares


           Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

           With Class B shares, you pay no up-front sales charge to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year.. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.


           Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:


YEAR AFTER YOU BOUGHT SHARES           CDSC ON SHARES YOU SELL
  First year                           4.00%
  Second or third year                 3.00
  Fourth or fifth year                 2.00
  Sixth year                           1.00
  Seventh year and later               None (automatic conversion to Class A)


           This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


           While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


           If you are thinking of making a large purchase in Class B shares or if you already own a large amount of Class A shares of a fund or other DWS funds, it may be more cost efficient to purchase Class A shares instead. Orders to purchase Class B shares of $100,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose



                                                    Choosing a Share Class  | 47
           shares are held in an omnibus account and certain employer-sponsored employee benefit plans. You should consult with your financial advisor to determine which class of shares is appropriate for you.



48 | Choosing a Share Class

           Class C shares


           Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

           With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year.. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


           Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

           Class C shares have a CDSC, but only on shares you sell within one year of buying them:


   YEAR AFTER YOU BOUGHT SHARES        CDSC ON SHARES YOU SELL
  First year                          1.00%
  Second year and later                         None


           This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


           While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

           Orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


                                                    Choosing a Share Class  | 49

           Class R shares


           Class R shares have no initial sales charge or deferred sales charge. Class R shares have a 12b-1 plan, under which a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.



           Eligibility requirements

           YOU MAY BUY CLASS R SHARES IF you are a participant in any of the following types of employer-sponsored plans that offer Class R shares of the fund:

           -  All section 401(a) and 457 plans

           -  Certain section 403(b)(7) plans

           - 401(k), profit sharing, money purchase pension and defined benefit plans

           -  Non-qualified deferred compensation plans

50 | Choosing a Share Class

How to BUY Class A, B and C Shares


 FIRST INVESTMENT                              ADDITIONAL INVESTMENTS
 $1,000 or more for regular accounts           $50 or more for regular accounts and
 $500 or more for IRAs                         IRA accounts
 $500 or more with an Automatic                $50 or more with an Automatic
 Investment Plan                               Investment Plan


 THROUGH A FINANCIAL ADVISOR
 -  Contact your advisor using the             -  Contact your advisor using the
    method that's most convenient for you         method that's most convenient for you

 BY MAIL OR EXPRESS MAIL (SEE BELOW)
 -  Fill out and sign an application           -  Send a check made out to "DWS
                                                  Scudder" and a DWS Scudder
 -  Send it to us at the appropriate              investment slip to us at the
    address, along with an investment             appropriate address below
    check

                                               -  If you don't have an investment slip,
                                                  simply include a letter with your
                                                  name, account number, the full name
                                                  of the fund and the share class and
                                                  your investment instructions

 BY WIRE
 -  Call (800) 621-1048 for instructions       -  Call (800) 621-1048 for instructions

 BY PHONE
 Not available                                 -  Call (800) 621-1048 for instructions


 WITH AN AUTOMATIC INVESTMENT PLAN
 -  Fill in the application and include a      -  Call (800) 621-1048
    voided check

 USING QuickBuy
 Not available                                 -  Call (800) 621-1048 to make sure
                                                  QuickBuy is set up on your account; if
                                                  it is, you can request a transfer from
                                                  your bank account of any amount
                                                  between $50 and $250,000

 ON THE INTERNET
 Not available                                 -  Go to www.dws-scudder.com and
                                                  register

                                               -  Follow the instructions for buying
                                                  shares with money from your bank
                                                  account



--------------------------------------------------------------------------------
REGULAR MAIL:

First Investment: DWS Scudder, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: DWS Scudder, PO Box 219154, Kansas City, MO 64121-9154

EXPRESS, REGISTERED OR CERTIFIED MAIL:
DWS Scudder, 210 W. 10th Street, Kansas City, MO 64105-1614

                                        How to Buy Class A, B and C Shares  | 51

How to EXCHANGE or SELL Class A, B and C Shares


 EXCHANGING INTO ANOTHER FUND                  SELLING SHARES
 $1,000 or more to open a new account          Some transactions, including most for
 ($500 or more for IRAs)                       over $100,000, can only be ordered in
 $50 or more for exchanges between             writing with a signature guarantee;
 existing accounts                             please see "Signature Guarantee"

 THROUGH A FINANCIAL ADVISOR
 -  Contact your advisor by the method         -  Contact your advisor by the method
    that's most convenient for you                that's most convenient for you

 BY PHONE OR WIRE
 -  Call (800) 621-1048 for instructions       -  Call (800) 621-1048 for instructions

 BY MAIL OR EXPRESS MAIL
 (see previous page)
 Write a letter that includes:                 Write a letter that includes:
 -  the fund, class and account number         -  the fund, class and account number
    you're exchanging out of                      from which you want to sell shares

 -  the dollar amount or number of shares      -  the dollar amount or number of shares
    you want to exchange, the name and            you want to sell
    class of the fund you want to
    exchange into                              -  your name(s), signature(s) and
                                                  address, as they appear on your
 -  your name(s), signature(s) and                account
    address, as they appear on your
    account                                    -  a daytime telephone number

 -  a daytime telephone number

 WITH AN AUTOMATIC EXCHANGE PLAN
                                               Not available
 -  To set up regular exchanges from a
    fund account, call (800) 621-1048

 WITH AN AUTOMATIC WITHDRAWAL PLAN
 Not available                                 -  Call (800) 621-1048 (minimum $50)

 USING QuickSell
 Not available                                 -  Call (800) 621-1048 to make sure
                                                  QuickSell is set up on your account; if
                                                  it is, you can request a transfer to your
                                                  bank account of any amount between
                                                  $50 and $250,000
 ON THE INTERNET
 -  Register at www.dws-scudder.com            -  Register at www.dws-scudder.com
    and log in and then follow the                and log in and then follow the
    instructions for making on-line               instructions for making on-line
    exchanges                                     redemptions


--------------------------------------------------------------------------------


TO REACH US:      WEB SITE: www.dws-scudder.com
                  TELEPHONE REPRESENTATIVE: (800) 621-1048, M-F, 9 a.m. - 6 p.m. ET
                  TDD LINE: (800) 972-3006, M-F, 9 a.m. - 6 p.m. ET




52 | How to Exchange or Sell Class A, B and C Shares

How to BUY and SELL Class R Shares


           If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to enter and pay for your order. Financial advisors include brokers, financial representatives or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with the funds. Financial advisors may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. In addition, the Advisor or administrator may provide compensation to financial advisors for distribution, administrative and promotional services.


           There are no minimum investments with respect to Class R shares.


           Instructions for buying and selling shares must generally be submitted by your employer-sponsored plan, not by plan participants for whose benefit the shares are held. Please contact your financial advisor for more information on how to open a fund account.



                                  How to Buy and Sell Class R Share Shares  | 53

POLICIES YOU SHOULD KNOW ABOUT


           Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

           If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by a fund. Please note that a financial advisor may charge fees separate from those charged by a fund and may be compensated by a fund.

           Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.


           In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.


           DWS RREEF REAL ESTATE SECURITIES FUND. Effective December 29, 2006, DWS RREEF Real Estate Securities Fund was closed to new investors except as described below. Unless you fit into one of the investor eligibility categories described below, you may not invest in the fund.

           You may purchase fund shares through your existing fund account and reinvest dividends and capital gains if, as of 4:00 p.m. Eastern time December 29, 2006, you were:

           -  a current fund shareholder; or

           - a participant in any group retirement, employee stock bonus, pension or profit sharing plan that offers the fund as an investment option.

           New accounts may be opened for:

           - transfers of shares from existing accounts in this fund (including IRA rollovers);


54 | Policies You Should Know About

           - Officers, Trustees and Directors of the DWS Funds, and full-time employees and their family members of DIMA and its affiliates;

           - any group retirement, employee stock bonus, pension or profit sharing plan using the Flex subaccount recordkeeping system made available through ADP Inc. under an alliance with DWS Scudder Distributors, Inc. ("DWS-SDI") ("Flex Plans");

           - any group retirement, employee stock bonus, pension or profit sharing plan, other than a Flex Plan, that includes the fund as an investment option as of December 29, 2006;

           - purchases through any comprehensive or "wrap" fee program or other fee based program; or

           - accounts managed by DIMA, any advisory products offered by DIMA or DWS-SDI and for the Portfolios of DWS Allocation Series or other fund of funds managed by DIMA or its affiliates.

           Except as otherwise noted, these restrictions apply to investments made directly with DWS-SDI, the fund's principal underwriter or through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 29, 2006. Institutions that maintain omnibus account arrangements are not allowed to open new sub-accounts for new investors, unless the investor is one of the types listed above. Once an account is closed, new investments will not be accepted unless you satisfy one of the investor eligibility categories listed above.

           Exchanges will not be permitted unless the exchange is being made into an existing fund account.

           DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase fund shares.

           The fund may allow new investments into the fund in certain other circumstances, including accounts in the process of funding at the close date and retirement plans that are in the process of making their fund selections at the close date, provided that such investments are funded by March 31, 2007.

           The fund may resume sales of shares to additional investors at a future date, but has no present intention to do so.



                                            Policies You Should Know About  | 55

           Policies about transactions


           EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


           To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you:
           When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


           We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

           We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


           Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated, less any applicable sales charge.

           If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


           Each fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.



56 | Policies You Should Know About

           Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

           INITIAL PURCHASE. The minimum initial investment for Class A, B and C shares is $1,000, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, for which there is no minimum initial investment; and IRAs, for which the minimum initial investment is $500 per account. The minimum initial investment is $500 per account if you establish an automatic investment plan. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

           IRA ROLLOVERS. You may complete a direct rollover from an employer-sponsored plan offering Class R shares to an IRA account by reinvesting up to the full amount of your distribution in Class A shares of any DWS fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in an employer-sponsored plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a DWS Class R share IRA are not permitted.

           MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to a fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage").



                                            Policies You Should Know About  | 57

           Each fund discourages short-term and excessive trading. Each fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by each fund's Board. Each fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. Each fund may also take trading activity that occurs over longer periods into account if the fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.


           Each fund's policies include:

           - a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");


           - each fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to a fund; and

           - each fund has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How each fund calculates share price.")

           When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to a fund by an investor is detected, the Advisor may determine to prohibit that investor from future purchases in a fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of a fund's long-term shareholders.


           There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained


58 | Policies You Should Know About
           by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in a fund.

           Each fund's market timing policies and procedures may be modified or terminated at any time.


           REDEMPTION FEES. Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset valuewithout regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to each fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

           The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to a fund. For this reason, each fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to each fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from each fund's. Subject to approval by the Advisor or each fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines



                                            Policies You Should Know About  | 59

           (which may be different than the funds' policies) and remit the fees to the funds. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from the funds' policies until such time as they can develop and implement a system to collect the redemption fees.

           The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans and financial intermediaries whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vii) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability;
           (viii) transactions involving hardship of any registered shareholder; (ix) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (x) transactions involving shares purchased through the reinvestment of dividends or other distributions; (xi) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xii) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xiii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by a fund or its agents in their sole discretion).



60 | Policies You Should Know About

           Each fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the Advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. Each fund reserves the right to withdraw waivers and to modify or terminate these waivers or the redemption fee at any time.

           THE AUTOMATED INFORMATION LINE IS AVAILABLE 24 HOURS A DAY BY CALLING (800) 621-1048. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and sell shares.


           QUICKBUY AND QUICKSELL let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.


           TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 621-1048 at a later date.

           Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to WWW.DWS-SCUDDER.COM to get up-to-date information, review balances or even place orders for exchanges.

                                            Policies You Should Know About  | 61

           WE DO NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

           WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.

           EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that a fund cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

           SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

           A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

           SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call (800) 621-1048 or contact your financial advisor for more information.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS


If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.




62 | Policies You Should Know About

           WHEN YOU SELL SHARES THAT HAVE A CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for - whichever results in the lower charge to you. In processing orders to sell shares, the shares with the lowest CDSC are sold first. Exchanges from one fund into another don't affect
           CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.


           There are certain cases in which you may be exempt from a CDSC. These include:

           - the death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist

           - withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

           -  withdrawals related to certain retirement or benefit plans

           - redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans


           - for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the applicable commission


           - for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

           In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

           IF YOU SELL SHARES IN A DWS FUND AND THEN DECIDE TO INVEST WITH DWS SCUDDER AGAIN WITHIN SIX MONTHS, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a DWS fund at its current NAV and, for purposes of a sales charge, it will be treated as if it had never left DWS Scudder.


                                            Policies You Should Know About  | 63

           You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares (if available) with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.


           MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


           You may obtain additional information about other ways to sell your shares by contacting your financial advisor.


           How each fund calculates share price

           To calculate net asset value, or NAV, each share class uses the following equation:


               TOTAL ASSETS - TOTAL LIABILITIES
           -----------------------------------------    =    NAV
               TOTAL NUMBER OF SHARES OUTSTANDING



           The price at which you buy shares is the NAV, although for Class A shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also the NAV, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

           EACH FUND CHARGES A REDEMPTION FEE EQUAL TO 2.00% of the value of shares redeemed or exchanged within 15 days. Please see "Policies about transactions - Redemption fees" for further information.



64 | Policies You Should Know About

           WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by a fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")


           TO THE EXTENT THAT A FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)


           Other rights we reserve

           You should be aware that we may do any of the following:

           -  withdraw or suspend the offering of shares at any time

                                            Policies You Should Know About  | 65

           - withhold a portion of your distributions and redemption proceeds as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number and certain certifications or certification that you are exempt from backup withholding


           - reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

           - refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/ or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interest or when a fund is requested or compelled to do so by governmental authority or by applicable law

           - close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or redemption fees); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability


           - close your account and send you the proceeds if your balance falls below $1,000 ($250 for retirement accounts and $500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements)


66 | Policies You Should Know About

           - pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

           - change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

           - suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system



            UNDERSTANDING DISTRIBUTIONS AND TAXES


            Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) Each fund may not always pay a dividend or distribution for a given period.

            EACH FUND HAS A REGULAR SCHEDULE for paying out any earnings to shareholders.

            DWS Communications Fund intends to pay distributions of substantially all of its income annually. DWS RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.



                                     Understanding Distributions and Taxes  | 67
           income quarterly.
           Each fund intends to pay distributions from realized capital gains annually, usually in December. If necessary each fund may distribute at other times as needed.

           Dividends or distributions declared to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, provided such dividends or distributions are paid by the end of the following January.

           For federal income tax purposes, income and capital gains distributions are generally taxable. However, dividends and distributions received by retirement plans qualifying for tax-exempt treatment under federal income tax laws generally will not be taxable. Similarly, there generally will be no federal income tax consequences when a qualified retirement plan buys or sells fund shares.

           YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the same fund without a sales charge (if applicable). Taxable distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For employer-sponsored qualified plans, and retirement plans, reinvestment (at NAV) is the only option.

           BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.



68 | Understanding Distributions and Taxes

           THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and your own fund transactions generally depend on their type:



GENERALLY TAXED AT LONG-TERM                 GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                          INCOME RATES:
DISTRIBUTIONS FROM A FUND
-   gains from the sale of                   -  gains from the sale of
    securities held by a fund for               securities held by a fund for
    more than one year                          one year or less

-   qualified dividend income                -  all other taxable income

TRANSACTIONS INVOLVING FUND
SHARES
-   gains from selling fund                  -  gains from selling fund
    shares held for more than                   shares held for one year or
    one year                                    less




           ANY INVESTMENTS IN FOREIGN SECURITIES MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively impacted.


           To the extent that a fund invests in certain debt obligations, investments in these obligations may cause a fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

           For taxable years beginning before January 1, 2011, distributions to individuals and other noncorporate shareholders of investment income designated by a fund as derived from qualified dividend income are eligible for taxation for federal income purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in fixed-income securities. In addition, a fund must meet certain holding period and other



                                     Understanding Distributions and Taxes  | 69
           requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply.


           Dividends received by DWS RREEF Real Estate Securities Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.


           For taxable years beginning before January 1, 2011, the maximum federal income tax rate imposed on long-term capital gains recognized by individuals and other noncorporate shareholders has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

           YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EVERY JANUARY. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.


           Because the REITs invested in by DWS RREEF Real Estate Securities Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the fund may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

           IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a taxable dividend. You can avoid this by investing after a fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.


           CORPORATIONS are taxed at the same rates on ordinary income and capital gains, but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from a fund, provided certain holding period and other requirements are met.

           The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund.



70 | Understanding Distributions and Taxes

TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from a fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything a fund owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact DWS Scudder at the address listed below. Each fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.



DWS SCUDDER              SEC                     DISTRIBUTOR
---------------------    --------------------    -------------------------------
PO Box 219151            100 F Street, N.E.      DWS Scudder Distributors, Inc.
Kansas City, MO          Washington, D.C.        222 South Riverside Plaza
64121-9151               20549-0102              Chicago, IL 60606-5808
WWW.DWS-SCUDDER.COM      WWW.SEC.GOV             (800) 621-1148
(800) 621-1048           (800) SEC-0330



SEC FILE NUMBER:
                                       DWS Communications Fund    811-03883
DWS Advisor Funds        DWS RREEF Real Estate Securities Fund    811-04760



(FULFILLMENT CODE)        [RECYCLED PAPER GRAPHIC APPEARS HERE]

                                         [DWS SCUDDER LOGO GRAPHIC APPEARS HERE]

                                  MAY 1, 2007








                                   PROSPECTUS

                              ------------------

                              INSTITUTIONAL CLASS


                            DWS COMMUNICATIONS FUND

                     DWS RREEF REAL ESTATE SECURITIES FUND


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


[DWS SCUDDER GRAPHIC APPEARS HERE]

CONTENTS





HOW EACH FUND WORKS


  4      DWS Communications Fund
 13      DWS RREEF Real Estate
         Securities Fund
 20      Other Policies and Secondary
         Risks
 21      Who Manages and Oversees
         the Funds
 29      Financial Highlights


HOW TO INVEST IN THE FUNDS

 32      Buying and Selling
         Institutional Class Shares
 40      Policies You Should Know
         About
 51      Understanding Distributions
         and Taxes

HOW EACH FUND WORKS

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to LOOK THIS INFORMATION OVER CAREFULLY. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.


You can find DWS prospectuses on the Internet at WWW.DWS-SCUDDER.COM (the Web site does not form a part of this prospectus).

DWS RREEF Real Estate Securities Fund is closed to new investors
(see "Policies You Should Know About" for additional information).

                                 Institutional Class
  ticker symbol                  FLICX
    fund number                  532


    DWS COMMUNICATIONS FUND




            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund seeks to maximize total return.

            Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund normally focuses on the securities of companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products.

            The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments for the fund, the portfolio managers emphasize investments in companies offering products and services that support both traditional communications and facilitate new information-based applications. Examples of such companies are companies that offer outsourced communications billing and teleservices products or network computing technology that supports basic Internet functionality, such as Web site operations for electronic commerce and other Internet-based applications. The managers believe that worldwide telecommunications market expansion will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, they believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return, although there can be no guarantee that this result will be achieved.

            The fund may also invest in convertible securities and in bonds and short-term cash equivalents. Convertible securities are bonds or preferred stocks that give purchasers the right to exchange the convertible security for a specified number of shares of a company's common stock at specified prices


4 | DWS Communications Fund
            within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right. The fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States, including securities of emerging markets.


            The managers follow an investment philosophy referred to as "flexible value." They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research and valuation flexibility, without rigid constraints.

            The managers believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, the portfolio managers tend to focus on individual companies.

            Factors they assess may include:

            -  management team

            -  market position

            -  business strategy

            -  catalysts for change

            -  attractive valuation

            -  attention to shareholder interests

            The managers concentrate investments in those stocks that they believe offer the best potential return relative to possible risks. The portfolio managers retain investment positions for as long as, in their view, the business fundamentals remain favorable and the valuations do not become excessive. The managers will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

            SECURITIES LENDING. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



                                                    DWS Communications Fund  | 5

            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


            STOCK MARKET RISK. As with most stock funds, the most important factor affecting this fund is how the stock market performs (to the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance). When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

            PRICING RISK. At times, market conditions might make it hard to value some investments. As a result, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the price of its securities, you may not receive the full market value for your fund shares when you sell.


            STYLE RISK. As with any investment strategy, the "flexible value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the managers overestimate the value or return potential of one or more common stocks, the fund may underperform the general equity market.

            CONCENTRATION RISK. The fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.


6 | DWS Communications Fund

            NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940. This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.


            FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

            - POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

            - INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.


            - LIQUIDITY RISK. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


            - REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

                                                    DWS Communications Fund  | 7

          - CURRENCY RISK. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

            - LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the remedies available in the US.

            - TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

            - TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.


            CREDIT RISK. A fund purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high-yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds, may decline in credit quality or go into default. Because this fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


            SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.


8 | DWS Communications Fund

            Other factors that could affect performance include:


            - portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

            - derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)



                                                    DWS Communications Fund  | 9

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares to relevant index information (which, unlike the fund, does not reflect fees or expenses). The performance of both the fund and the index information varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).


The table shows returns for Institutional Class shares on a before-tax and after-tax basis. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DWS Communications Fund

ANNUAL TOTAL RETURN (%) as of 12/31 each year - Institutional Class [GRAPHIC APPEARS HERE]






1997   1998   1999   2000   2001   2002   2003   2004   2005   2006





          FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: %, Q                         WORST QUARTER: %, Q




10 | DWS Communications Fund

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006


                                             1 YEAR      5 YEARS      SINCE INCEPTION*
 INSTITUTIONAL CLASS
   Return before Taxes
   Return after Taxes on Distributions
   Return after Taxes on Distributions
   and Sale of Fund Shares                              **           **
 STANDARD & POOR'S (S&P) 500 INDEX
 (Reflects no deductions for fees,
 expenses or taxes)


     Total returns would have been lower if operating expenses hadn't been reduced.


 *   Inception June 4, 1998. Index returns begin May 31, 1998.


 **   Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

 STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.



--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-scudder.com.



--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.


                                                   DWS Communications Fund  | 11

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.



FEE TABLE
 SHAREHOLDER FEES, paid directly from your investment
_____________________________________________________________________
 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds)1                             2.00%
 ANNUAL OPERATING EXPENSES, deducted from fund assets
_____________________________________________________________________
 Management Fee2                                      %
 Distribution/Service (12b-1) Fee                 None
 Other Expenses3
 Acquired Fund Fees and Expenses
 TOTAL ANNUAL OPERATING EXPENSES


1 This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About - Policies about transactions" for further information.

2 Restated on an annualized basis to reflect approved fee changes to take effect on or about July 1, 2006. Includes a 0.10% administration fee.

3 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.


Based on the costs above, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
 EXPENSES, assuming you sold your shares at the end of each period.
__________________________________________________________________________________________________________________________
                                                                           $           $            $            $
 EXPENSES, assuming you kept your shares.
__________________________________________________________________________________________________________________________
                                                                           $           $            $            $




12 | DWS Communications Fund

                                               Institutional Class
  ticker symbol                                RRRRX
    fund number                                595


    DWS RREEF REAL ESTATE SECURITIES FUND




            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund's investment objective is long-term capital appreciation and current income.

            The fund invests primarily in real estate securities. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

            A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.


            The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.


            The managers look for real estate securities they believe will provide superior returns to the fund over the long term and they attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.


-----------------------------------------------------------------------------

OTHER INVESTMENTS. When the managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested.


                                     DWS RREEF Real Estate Securities Fund  | 13

            To find these issuers, the managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structures, financial structures and business strategies. The goal of this analysis is to determine which of the issuers the managers believe will be the most profitable to the fund over the long term. The managers also consider the effect of the real estate securities markets in general when making investment decisions. The managers do not attempt to time the market.

            A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

            Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

            Based on their recent practices, the managers expect that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

            If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

            The fund may realize some short-term gains or losses if the managers choose to sell a security. The managers may choose to sell a security for a variety of reasons, but typically the managers will sell if they believe that one or more of the following is true:

            -  a security is not fulfilling its investment purpose;

            -  a security has reached its optimum valuation; or

            -  a particular company or general economic conditions have changed



14 | DWS RREEF Real Estate Securities Fund

            SECURITIES LENDING. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


            STOCK MARKET RISK. As with most stock funds, the most important factor affecting this fund is how the stock market performs (to the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance). When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.


            PRICING RISK. At times, market conditions might make it hard to value some investments. As a result, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the price of its securities, you may not receive the full market value for your fund shares when you sell.

            CONCENTRATION RISK. The fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:


            -  general or local economic conditions;






THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

This fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.




                                     DWS RREEF Real Estate Securities Fund  | 15

            -  increases in property taxes and operating expenses;

            -  liability or losses due to environmental problems;

            - falling rents due to poor demand, increased competition and/or overbuilding or limitation on rents;

            -  zoning changes;

            -  rising interest rates; and

            -  losses from casualty or condemnation.


            In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.


            NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940. This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

            SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

            Other factors that could affect performance include:

            - portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

            - derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)



16 | DWS RREEF Real Estate Securities Fund

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the performance of the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares to relevant index information (which, unlike the fund, does not reflect fees or expenses). The performance of both the fund and the index information varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns for Institutional Class shares on a before-tax and after-tax basis. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance data provided in the bar chart and quarterly returns below and the risk return table on the following pages are those of the fund's predecessor fund, DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust (the "Predecessor Fund"). On July 10, 2006, the Predecessor Fund transferred its assets to the fund, which is a new series of DWS Advisor Funds. The fund acquired the Predecessor Fund's liabilities.

The inception date for the Institutional Class shares of the Predecessor Fund is December 1, 1999. In the bar chart and in the table, the performance figures are based on the historical performance of the Predecessor Fund's Institutional Class.


DWS RREEF Real Estate Securities Fund

ANNUAL TOTAL RETURN (%) as of 12/31 each year - Institutional Class

[BAR GRAPHIC APPEARS HERE]






2000   2001   2002   2003   2004   2005   2006






FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: %, Q                         WORST QUARTER: %, Q



                                     DWS RREEF Real Estate Securities Fund  | 17

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006


                                                                        SINCE
                                             1 YEAR      5 YEARS      INCEPTION*
 INSTITUTIONAL CLASS
   Return before Taxes
   Return after Taxes on Distributions
   Return after Taxes on Distributions
   and Sale of Fund Shares
 S&P 500 INDEX (reflects no
 deductions for fees, expenses or
 taxes)
 MORGAN STANLEY US REAL ESTATE
 INVESTMENT TRUST (MSCI REIT) INDEX
 (reflects no deductions for fees,
 expenses or taxes)


     Total returns would have been lower if operating expenses hadn't been reduced.


     *   Inception December 1, 1999. Index returns begin November 30, 1999.

 STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 MSCI US REIT INDEX is an unmanaged free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.



--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-scudder.com.


--------------------------------------------------------------------------------


The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.


18 | DWS RREEF Real Estate Securities Fund

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. Fee and expense information is based on the operating expense history of the Predecessor Fund.



FEE TABLE
 SHAREHOLDER FEES, paid directly from your investment
______________________________________________________________________
 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds)1                              2.00%
 ANNUAL OPERATING EXPENSES, deducted
 from fund assets
_____________________________________               ____
 Management Fee2                                       %
 Distribution/Service (12b-1) Fee                  None
 Other Expenses3
 Acquired Fund Fees and Expenses
 TOTAL ANNUAL OPERATING EXPENSES


1 This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About - Policies about transactions" for further information.

2 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006. Includes 0.10% administration fee.

3 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.


Based on the costs above, this example helps you compare the expenses of the fund's Institutional Class shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
 EXPENSES, ASSUMING YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.
__________________________________________________________________________________________________________________________
                                                                           $           $            $            $
 EXPENSES, ASSUMING YOU KEPT YOUR SHARES.
__________________________________________________________________________________________________________________________
                                                                           $           $            $            $




                                     DWS RREEF Real Estate Securities Fund  | 19

OTHER POLICIES AND SECONDARY RISKS

           While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


           - Although major changes tend to be infrequent, each fund's Board could change a fund's investment goal without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy as described herein.


           - As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities and, with respect to DWS Communications Fund, investment-grade income producing securities. This could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment goal. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



           Secondary risks

           The risk disclosure below applies to each fund, unless otherwise noted.

           DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work and their use could cause lower returns or even losses to the fund.



           For more information


           This prospectus doesn't tell you about every policy or risk of investing in each fund.



20 | Other Policies and Secondary Risks

           If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

           Keep in mind that there is no assurance that a fund will achieve its goal.

           A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other fund information is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.


WHO MANAGES AND OVERSEES THE FUNDS



           The investment advisor

           Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") is the investment advisor for each fund. Under the supervision of the Board, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154, or a subadvisor, makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

           Prior to January 1, 2007, Deutsche Asset Management, Inc. ("DAMI") was DWS RREEF Real Estate Securities Fund's investment advisor. Prior to March 31, 2007, Investment Company Capital Corp. ("ICCC") was DWS Communication Fund's investment advisor. Effective December 31, 2006 and March 30, 2007, DeAM, Inc. and ICCC, respectively were merged into DIMA. Each new investment management agreement with DIMA was approved by the Board and is identical in substance to each fund's prior investment management agreement with DAMI.



                                        Who Manages and Oversees the Funds  | 21

           DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.


           Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


           The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

           MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:


FUND NAME                                              FEE PAID
           DWS Communications Fund                       XX%
           DWS RREEF Real Estate Securities Fund         XX%


           2006 FYE waivers


           Effective July 1, 2006, DWS RREEF Real Estate Securities Fund pays the Advisor under the investment management agreement a fee, calculated daily and paid monthly, at the annual rate of 0.565% of the fund's average daily net assets up to $100 million, 0.465% of the next $100 million, 0.415% of the next $100 million and 0.365% thereafter.

           A discussion regarding the basis for the Board's renewal of each fund's investment management agreement and, as applicable, subadvisory agreement, is contained in the shareholder reports for the annual period ended December 31, 2006 (see "Shareholder reports" on the back cover).

           Under a separate administrative services agreement between and the Advisor, each fund pays the Advisor for providing most of each fund's administrative services.



22 | Who Manages and Oversees the Funds

           The Subadvisors


           Subadvisor for DWS Communications Fund

           The subadvisor for DWS Communications Fund is Alex. Brown Investment Management, LLC ("ABIM"). ABIM's address is One South Street, Baltimore, Maryland 21202.

           ABIM is a registered investment advisor with approximately $8.8 billion under management as of December 31, 2006. ABIM is a Maryland limited liability company owned by J. Dorsey Brown and Buppert, Behrens & Owens, Inc. (a company organized by three principals of ABIM); R. Hutchings Vernon; Richard W. Palmer; and Joseph J. Quingert.

           ABIM is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates. ICCC compensates ABIM out of its advisory fee.


           Subadvisor for DWS RREEF Real Estate Securities Fund

           RREEF America LLC ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for DWS RREEF Real Estate Securities Fund. DIMA pays a fee to RREEF for acting as subadvisor to DWS RREEF Real Estate Securities Fund.

           RREEF makes the investment decisions, buys and sells securities for DWS RREEF Real Estate Securities Fund and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

           RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.



                                        Who Manages and Oversees the Funds  | 23

Portfolio management

DWS COMMUNICATIONS FUND is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.


DWS COMMUNICATIONS FUND

Bruce E. Behrens
Vice President and Principal of ABIM and Co-Manager of the fund.
- Co-managed the fund since inception.
- 38 years of investment industry experience.
- MBA, University of Michigan.

Patrick J. O'Brien
Vice President of ABIM and Co-Manager of the fund.
- Co-managed the fund since 2002.
- 24 years of investment industry experience, including portfolio manager and analyst with ABIM July 2001-present; analyst with Delaware Management Co., June 2000-July 2001; and portfolio manager with Prudential Insurance Co., February 1999-May 2000.
- MBA, Columbia University.


24 | Who Manages and Oversees the Funds

DWS RREEF REAL ESTATE SECURITIES FUND is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

DWS RREEF REAL ESTATE SECURITIES FUND

John F. Robertson, CFA
Partner of RREEF and Co-Manager of the fund.
- Joined RREEF in 1997, Deutsche Asset Management, Inc. in 2002 and the fund in 1999.
- Over 14 years of investment industry experience.
- Prior to that, Assistant Vice President of Lincoln Investment Management, responsible for REIT research.
- BA, Wabash College; MBA, Indiana University.

John W. Vojticek
Partner of RREEF and Co-Manager of the fund.
- Joined RREEF, Deutsche Asset Management, Inc. and the fund in September 2004.
- Prior to that, Principal at KG Redding and Associates, March 2004-September 2004.
- Prior to that, Managing Director of RREEF from 1996-March 2004, Deutsche Asset Management, Inc. from 2002-March 2004 and the fund from 1999-March 2004.
- Nine years of investment industry experience.
- BS, University of Southern California.

Jerry W. Ehlinger, CFA
Managing Director of RREEF and Co-Manager of the fund.
- Joined RREEF, Deutsche Asset Management, Inc. and the fund in 2004.
- Prior to that, Senior Vice President at Heitman Real Estate Investment Management from 2000-2004.
- Prior to that, Senior Research Associate at Morgan Stanley Asset Management from 1996-2000.
- Over nine years of investment industry experience.
- BA, University of Wisconsin - Whitewater; MS, University of Wisconsin -
  Madison.

Asad Kazim
Vice President of RREEF and Co-Manager of the fund.
- Joined RREEF and Deutsche Asset Management, Inc. in 2002 and the fund in
  2005.
- Prior to that, Financial Analyst at Clarion CRA Securities from 2000-2002.
- Over six years of investment industry experience.
- BS, The College of New Jersey.


Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


                                        Who Manages and Oversees the Funds  | 25

           Legal proceedings

           On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and DIMA, the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

           The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, will be distributed to funds and/or shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.



26 | Who Manages and Oversees the Funds

           Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

           In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/
           Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.



                                        Who Manages and Oversees the Funds  | 27

           DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

           The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/
           Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

           Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.



28 | Who Manages and Oversees the Funds

FINANCIAL HIGHLIGHTS


The financial highlights are designed to help you understand financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by _______________, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover). On July 10, 2006, DWS RREEF Real Estate Securities Fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. The information contained in the following table for periods prior to July 10, 2006 has been derived from the Predecessor Fund's financial statements.


DWS Communications Fund - Institutional Class


(data to come)


                                                      Financial Highlights  | 29

DWS RREEF Real Estate Securities Fund - Institutional Class


(data to come)


30 | Financial Highlights

HOW TO INVEST IN THE FUNDS


The following pages tell you how to invest in a fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.

The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your FINANCIAL ADVISOR OR A REPRESENTATIVE OF YOUR WORKPLACE RETIREMENT PLAN OR OTHER INVESTMENT PROVIDER.

Buying and Selling INSTITUTIONAL CLASS Shares



           You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to enter and pay for your order. The Advisor or administrator or their affiliates may provide compensation to financial advisors for distribution, administrative and promotional services.

           You may also buy Institutional Class shares by sending your check (along with a completed Application Form) directly to DWS Scudder Investments Service Company (the "transfer agent"). Your purchase order may not be accepted if a fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of a fund's shareholders.



           Eligibility requirements


           You may buy Institutional Class shares if you are any of the following:


           - An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

           -  An employee benefit plan with assets of at least $50 million.

           - A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

           -  A client of the private banking division of Deutsche Bank AG.

           - A current or former director or trustee of the Deutsche or DWS mutual funds.

           - An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.


           Investment minimum

           Your initial investment must be for at least $1,000,000. There are no minimum subsequent investment requirements.

           The minimum initial investment is waived for:

32 | Buying and Selling Institutional Class Shares

          - Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.


           - Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.


           -  Employee benefit plans with assets of at least $50 million.

           -  Clients of the private banking division of Deutsche Bank AG.

           - Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

           - A current or former director or trustee of the Deutsche or DWS mutual funds.

           - An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.


           - Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the aggregate meet the $1,000,000 minimum investment.


           Each fund reserves the right to modify the above eligibility requirements and investment minimum at any time.


           How to contact the transfer agent



  BY PHONE:               (800) 730-1313
  FIRST INVESTMENTS       DWS Scudder Investments Service Company
  BY MAIL:                P.O. Box 219210
                          Kansas City, MO 64121-9151
  ADDITIONAL              DWS Scudder Investments Service Company
  INVESTMENTS BY          P.O. Box 219210
  MAIL:                   Kansas City, MO 64121-9154
  BY OVERNIGHT MAIL:      DWS Scudder Investments Service Company
                          210 W. 10th Street
                          Kansas City, MO 64105-1614


           You can reach the automated information line, 24 hours a day, 7 days a week by calling (800) 621-1048.



                             Buying and Selling Institutional Class Shares  | 33

           How to open your fund account


  MAIL:              Complete and sign the account application that
                     accompanies this prospectus. (You may obtain
                     additional applications by calling the transfer agent.)
                     Mail the completed application along with a check
                     payable to the fund you have selected to the transfer
                     agent. Be sure to include the fund number. (For fund
                     number, see below.) The applicable addresses are
                     shown under "How to contact the Transfer Agent."
  WIRE:              Call the transfer agent to set up a wire account.
  FUND NAME AND      Please use the complete fund name. Refer to "The
  FUND NUMBER:       Fund's Main Investment Strategy" above for the fund
                     number.



           Please note that your account cannot become activated until we receive a completed application.


           How to BUY and SELL shares

           MAIL:


           BUYING: Send your check, payable to the fund you have selected, to the transfer agent. Be sure to include the fund number and your account number on your check. If you are investing in more than one fund, make your check payable to "DWS Scudder" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. Mailing addresses are shown under "How to contact the transfer agent." For fund numbers, see "How to open your fund account."


           SELLING: Send a signed letter to the transfer agent with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Unless exchanging into another DWS fund, you must submit a written authorization to sell shares in a retirement account.

           WIRE:


           BUYING: You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call Shareholder Services at (800) 730-1313 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All



34 | Buying and Selling Institutional Class Shares
           wires must be received by 4:00 p.m. (Eastern time) the next business day following your purchase.


  BANK NAME:        Deutsche Bank Trust Company Americas
  ROUTING NO:       21001033
  ATTN:             DWS Scudder
  DDA NO:           00-226-296
  FBO:              (Account name) (Account number)
  CREDIT:           (fund name and fund number) (see "How to open
                     your fund account")



           Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 p.m. (Eastern time) on the next business day after a fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.


           SELLING: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial advisor or Shareholder Services at (800) 730-1313. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. Each fund reserves the right to change the above eligibility requirements and investment minimum at any time. We must receive your order by 4:00 p.m. (Eastern time) to wire your account the next business day.


           TELEPHONE TRANSACTIONS:


           You may place orders to buy and sell over the phone by calling your financial advisor or Shareholder Services at (800) 730-1313. If your shares are in an account with the transfer agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional shares of another DWS fund by calling the transfer agent.


                             Buying and Selling Institutional Class Shares  | 35

           You may make regular investments from a bank checking account. For more information on setting up an automatic investment plan or payroll investment plan, call Shareholder Services at (800) 730-1313.


36 | Buying and Selling Institutional Class Shares

           Financial intermediary support payments

           The Advisor, DWS Scudder Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency fees payable by each fund (generally by reimbursement to the distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting, or shareholder processing services and/or for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

           The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



                             Buying and Selling Institutional Class Shares  | 37

           The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from .01% up to .50% of assets of each fund serviced and maintained by the financial advisor, .05% to .40% of sales of each fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

           The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.



38 | Buying and Selling Institutional Class Shares

           It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



                             Buying and Selling Institutional Class Shares  | 39

POLICIES YOU SHOULD KNOW ABOUT


           Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

           If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by a fund. Please note that a financial advisor may charge fees separate from those charged by a fund and may be compensated by a fund.

           Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.


           In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 730-1313.


           DWS RREEF REAL ESTATE SECURITIES FUND. Effective December 29, 2006, DWS RREEF Real Estate Securities Fund was closed to new investors except as described below. Unless you fit into one of the investor eligibility categories described below, you may not invest in the fund.

           You may purchase fund shares through your existing fund account and reinvest dividends and capital gains if, as of 4:00 p.m. Eastern time December 29, 2006, you were:

           -  a current fund shareholder; or

           - a participant in any group retirement, employee stock bonus, pension or profit sharing plan that offers the fund as an investment option.

           New accounts may be opened for:

           - transfers of shares from existing accounts in this fund (including IRA rollovers);


40 | Policies You Should Know About

           - Officers, Trustees and Directors of the DWS Funds, and full-time employees and their family members of DIMA and its affiliates;

           - any group retirement, employee stock bonus, pension or profit sharing plan using the Flex subaccount recordkeeping system made available through ADP Inc. under an alliance with DWS Scudder Distributors, Inc. ("DWS-SDI") ("Flex Plans");

           - any group retirement, employee stock bonus, pension or profit sharing plan, other than a Flex Plan, that includes the fund as an investment option as of December 29, 2006;

           - purchases through any comprehensive or "wrap" fee program or other fee based program; or

           - accounts managed by DIMA, any advisory products offered by DIMA or DWS-SDI and for the Portfolios of DWS Allocation Series or other fund of funds managed by DIMA or its affiliates.

           Except as otherwise noted, these restrictions apply to investments made directly with DWS-SDI, the fund's principal underwriter or through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 29, 2006. Institutions that maintain omnibus account arrangements are not allowed to open new sub-accounts for new investors, unless the investor is one of the types listed above. Once an account is closed, new investments will not be accepted unless you satisfy one of the investor eligibility categories listed above.

           Exchanges will not be permitted unless the exchange is being made into an existing fund account.

           DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase fund shares.

           The fund may allow new investments into the fund in certain other circumstances, including accounts in the process of funding at the close date and retirement plans that are in the process of making their fund selections at the close date, provided that such investments are funded by March 31, 2007.

           The fund may resume sales of shares to additional investors at a future date, but has no present intention to do so.



                                            Policies You Should Know About  | 41

           Policies about transactions


           EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


           To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you:
           When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


           We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

           We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


           Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

           If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


           Each fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.



42 | Policies You Should Know About

           Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

           MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to a fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage").

           Each fund discourages short-term and excessive trading. Each fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by each fund's Board. Each fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. Each fund may also take trading activity that occurs over longer periods into account if the fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.


           Each fund's policies include:

           - a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");


           - each fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to a fund; and


                                            Policies You Should Know About  | 43

          - each fund has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How each fund calculates share price.")

           When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to a fund by an investor is detected, the Advisor may determine to prohibit that investor from future purchases in a fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of a fund's long-term shareholders.


           There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in a fund.

           Each fund's market timing policies and procedures may be modified or terminated at any time.


           REDEMPTION FEES. Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to each fund and is designed to encourage long-term investment and to offset transaction and other costs



44 | Policies You Should Know About
           associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

           The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to a fund. For this reason, each fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to each fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from each fund's.

           The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vii) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (viii) transactions involving hardship of any registered shareholder; (ix) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (x) transactions involving shares purchased through the reinvestment of dividends or other distributions; (xi) transactions involving shares



                                            Policies You Should Know About  | 45
           transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xii) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xiii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by a fund or its agents in their sole discretion).

           Each fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the Advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. Each fund reserves the right to withdraw waivers and to modify or terminate these waivers or the redemption fee at any time.

           THE AUTOMATED INFORMATION LINE IS AVAILABLE 24 HOURS A DAY BY CALLING (800) 621-1048. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and sell shares.

           QUICKBUY AND QUICKSELL let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 730-1313.

           TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 730-1313 at a later date.






THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to WWW.DWS-SCUDDER.COM to get up-to-date information, review balances or even place orders for exchanges.






46 | Policies You Should Know About

           Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


           WE DO NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

           WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.

           EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that a fund cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.



                                            Policies You Should Know About  | 47

           SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

           A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

           SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call (800) 730-1313 or contact your financial advisor for more information.

           MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


           You may obtain additional information about other ways to sell your shares by contacting your financial advisor.






THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS


If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.











48 | Policies You Should Know About

           How each fund calculates share price

           To calculate net asset value, or NAV, each share class uses the following equation:


            TOTAL ASSETS - TOTAL LIABILITIES
           -----------------------------------------    =    NAV
               TOTAL NUMBER OF SHARES OUTSTANDING


           The price at which you buy and sell shares is also the NAV.



           EACH FUND CHARGES A REDEMPTION FEE EQUAL TO 2.00% of the value of shares redeemed or exchanged within 15 days. Please see "Policies about transactions - Redemption fees" for further information.

           WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by a fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")


           TO THE EXTENT THAT A FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change


                                            Policies You Should Know About  | 49
           significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)


           Other rights we reserve

           You should be aware that we may do any of the following:

           -  withdraw or suspend the offering of shares at any time


           - withhold a portion of your distributions and redemption proceeds as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number and certain certifications or certification that you are exempt from backup withholding


           - reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

           - refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/ or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interest or when a fund is requested or compelled to do so by governmental authority or by applicable law

           - close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability


           - redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason other than a change in market value


50 | Policies You Should Know About

          - pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

           - change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

           - suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system



UNDERSTANDING DISTRIBUTIONS AND TAXES


              Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) Each fund may not always pay a dividend or distribution for a given period.

              EACH FUND HAS A REGULAR SCHEDULE for paying out any earnings to shareholders.

              DWS Communications Fund intends to pay distributions of substantially all of its income annually. DWS RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its





THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.





                                     Understanding Distributions and Taxes  | 51
           income quarterly.
           Each fund intends to pay distributions from realized capital gains annually, usually in December. If necessary each fund may distribute at other times as needed.

           Dividends or distributions declared to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, provided such dividends or distributions are paid by the end of the following January.

           For federal income tax purposes, income and capital gains distributions are generally taxable. However, dividends and distributions received by retirement plans qualifying for tax-exempt treatment under federal income tax laws generally will not be taxable. Similarly, there generally will be no federal income tax consequences when a qualified retirement plan buys or sells fund shares.

           YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the same fund without a sales charge (if applicable). Taxable distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For employer-sponsored qualified plans, and retirement plans, reinvestment (at NAV) is the only option.

           BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.



52 | Understanding Distributions and Taxes

           THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and your own fund transactions generally depend on their type:



GENERALLY TAXED AT LONG-TERM                           GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                                    INCOME RATES:
DISTRIBUTIONS FROM THE FUND
- gains from the sale of                               -  gains from the sale of
  securities held by the fund for                         securities held by the fund for
  more than one year                                      one year or less
- qualified dividend income                            -  all other taxable income
TRANSACTIONS INVOLVING FUND
SHARES
- gains from selling fund                              -  gains from selling fund
  shares held for more than                               shares held for one year or
  one year                                                less



           ANY INVESTMENTS IN FOREIGN SECURITIES MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively impacted.


           To the extent that a fund invests in certain debt obligations, investments in these obligations may cause a fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

           For taxable years beginning before January 1, 2011, distributions to individuals and other noncorporate shareholders of investment income designated by a fund as derived from qualified dividend income are eligible for taxation for federal income purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in fixed-income securities. In addition, a fund must meet certain holding period and other



                                     Understanding Distributions and Taxes  | 53
           requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply.


           Dividends received by DWS RREEF Real Estate Securities Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.


           For taxable years beginning before January 1, 2011, the maximum federal income tax rate imposed on long-term capital gains recognized by individuals and other noncorporate shareholders has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

           YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EVERY JANUARY. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.


           Because the REITs invested in by DWS RREEF Real Estate Securities Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the fund may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

           IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a taxable dividend. You can avoid this by investing after a fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.


           CORPORATIONS are taxed at the same rates on ordinary income and capital gains, but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from a fund, provided certain holding period and other requirements are met.

           The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund.



54 | Understanding Distributions and Taxes

TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from a fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything a fund owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, call (800) 730-1313, or contact DWS Scudder at the address listed below. Each fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.



DWS SCUDDER              SEC                     DISTRIBUTOR
---------------------    --------------------    -------------------------------
PO Box 219210            100 F Street, N.E.      DWS Scudder Distributors, Inc.
Kansas City, MO          Washington, D.C.        222 South Riverside Plaza
64121-9210               20549-0102              Chicago, IL 60606-5808
WWW.DWS-SCUDDER.COM      WWW.SEC.GOV             (800) 621-1148
(800) 730-1313           (800) SEC-0330



SEC FILE NUMBER:
                                       DWS Communications Fund    811-03883
DWS Advisor Funds        DWS RREEF Real Estate Securities Fund    811-04760




[DWS SCUDDER LOGO GRAPHIC APPEARS HERE]




FULFILLMENT CODE
[RECYCLE GRAPHIC APPEARS HERE]

                                  MAY 1, 2007








                                   PROSPECTUS
                              ------------------
                                    CLASS S


                     DWS RREEF REAL ESTATE SECURITIES FUND


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                                 [DWS SCUDDER LOGO APPEARS HERE]

CONTENTS




HOW THE FUND WORKS
  4      The Fund's Main Investment
         Strategy
  6      The Main Risks of Investing in
         the Fund
  8      The Fund's Performance
         History
 10      How Much Investors Pay
 11      Other Policies and Secondary
         Risks
 12      Who Manages and Oversees
         the Fund
 19      Financial Highlights



HOW TO INVEST IN THE FUND
 21      How to Buy, Sell and
         Exchange Shares
 26      Policies You Should Know
         About
 39      Understanding Distributions
         and Taxes

HOW THE FUND WORKS

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to LOOK THIS INFORMATION OVER CAREFULLY. You may want to keep it on hand for reference as well.


CLASS S shares are generally only available to new investors through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.


You can find DWS prospectuses on the Internet at WWW.DWS-SCUDDER.COM (the Web site does not form a part of this prospectus).

DWS RREEF Real Estate Securities Fund is closed to new investors
(see "Policies You Should Know About" for additional information).

                                               Class S
  ticker symbol                                RRREX
    fund number                                2325

    DWS RREEF REAL ESTATE SECURITIES FUND



            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund's investment objective is long-term capital appreciation and current income.

            The fund invests primarily in real estate securities. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

            A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.


            The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.


            The managers look for real estate securities they believe will provide superior returns to the fund over the long term and they attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.


--------------------------------------------------------------------------------

OTHER INVESTMENTS. When the managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested.


4 | DWS RREEF Real Estate Securities Fund

            To find these issuers, the managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structures, financial structures and business strategies. The goal of this analysis is to determine which of the issuers the managers believe will be the most profitable to the fund over the long term. The managers also consider the effect of the real estate securities markets in general when making investment decisions. The managers do not attempt to time the market.

            A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

            Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

            Based on their recent practices, the managers expect that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

            If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

            The fund may realize some short-term gains or losses if the managers choose to sell a security. The managers may choose to sell a security for a variety of reasons, but typically the managers will sell if they believe that one or more of the following is true:

            -  a security is not fulfilling its investment purpose;

            -  a security has reached its optimum valuation; or

            -  a particular company or general economic conditions have changed



                                      DWS RREEF Real Estate Securities Fund  | 5

            SECURITIES LENDING. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


            STOCK MARKET RISK. As with most stock funds, the most important factor affecting this fund is how the stock market performs (to the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance). When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.


            PRICING RISK. At times, market conditions might make it hard to value some investments. As a result, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the price of its securities, you may not receive the full market value for your fund shares when you sell.

            CONCENTRATION RISK. The fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

            -  general or local economic conditions;

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

This fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.


6 | DWS RREEF Real Estate Securities Fund

            -  increases in property taxes and operating expenses;

            -  liability or losses due to environmental problems;

            - falling rents due to poor demand, increased competition and/or overbuilding or limitation on rents;

            -  zoning changes;

            -  rising interest rates; and

            -  losses from casualty or condemnation.

            In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.


            NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940. This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.


            SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

            Other factors that could affect performance include:

            - portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

            - derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)



                                      DWS RREEF Real Estate Securities Fund  | 7

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the performance of the fund's Class S shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares to relevant index information (which, unlike the fund, does not reflect fees or expenses). The performance of both the fund and the index information varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns for Class S shares on a before-tax and after-tax basis. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance data provided in the bar chart and quarterly returns below and the risk return table on the following pages are those of the fund's predecessor fund, DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust (the "Predecessor Fund"). On July 10, 2006, the Predecessor Fund transferred its assets to the fund, which is a new series of DWS Advisor Funds. The fund acquired the Predecessor Fund's liabilities.

The inception date for Class S shares of the Predecessor Fund is May 2, 2005. In the bar chart, the performance figures for Class S before its inception date are based on the historical performance of the Predecessor Fund's original share class (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class S. In the table, the performance figures for Class S prior to its inception date are based on the historical performance of the Predecessor Fund's Institutional Class, adjusted to reflect both the higher gross total annual operating expenses of Class S. Institutional Class shares are offered in a separate prospectus.


DWS RREEF Real Estate Securities Fund


ANNUAL TOTAL RETURN (%) as of 12/31 each year - Class S
[GRAPHIC APPEARS HERE]







2000   2001   2002   2003   2004   2005   2006





          FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: %, Q                         WORST QUARTER: %, Q




8 | DWS RREEF Real Estate Securities Fund

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2006


                                                                        SINCE
                                             1 YEAR      5 YEARS      INCEPTION*
 CLASS S
   Return before Taxes
   Return after Taxes on Distributions
   Return after Taxes on Distributions
   and Sale of Fund Shares
 S&P 500 INDEX (reflects no
 deductions for fees, expenses or
 taxes)


Morgan Stanley US Real Estate Investment Trust (MSCI REIT) Index (reflects no deductions for fees, expenses or taxes)

Total returns would have been lower if operating expenses hadn't been reduced.


     *   Inception December 1, 1999. Index returns begin November 30, 1999.


 STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 MSCI US REIT INDEX is an unmanaged free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 728-3337 or visit our Web site at www.dws-scudder.com.


--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.


                                      DWS RREEF Real Estate Securities Fund  | 9

HOW MUCH INVESTORS PAY

This fund's Class S shares have no sales charges or other shareholder fees, other than a redemption/exchange fee. The fund does have annual operating expenses and as a shareholder of Class S, you pay them indirectly. Fee and expense information is based on the operating expense history of the Predecessor Fund.



FEE TABLE
 SHAREHOLDER FEES, paid directly from your investment
_____________________________________________________________________
 Redemption/Exchange fee on shares
 owned less than 15 days (as % of
 redemption proceeds)1                             2.00%
 ANNUAL OPERATING EXPENSES, deducted from fund assets
_____________________________________________________________________
 Management Fee2                                      %
 Distribution/Service (12b-1) Fee                 None
 Other Expenses3
 Acquired Fund Fees and Expenses
 TOTAL ANNUAL OPERATING EXPENSES



1 This fee is charged on applicable redemptions or exchanges. Please see "Policies You Should Know About - Policies about transactions" for further information.

2 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006. Includes 0.10% administration fee.

3 Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.


Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


EXAMPLE                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
 EXPENSES, assuming you sold your shares at the end of each period.
__________________________________________________________________________________________________________________________
                                                                           $           $            $            $
 EXPENSES, assuming you kept your shares.
__________________________________________________________________________________________________________________________
                                                                           $           $            $            $




10 | DWS RREEF Real Estate Securities Fund

OTHER POLICIES AND SECONDARY RISKS


           While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


           - Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy as described herein.

           - As a temporary defensive measure, the fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing its investment goal. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



           Secondary risks

           DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work and their use could cause lower returns or even losses to the fund.



           For more information

           This prospectus doesn't tell you about every policy or risk of investing in the fund.

           If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


                                        Other Policies and Secondary Risks  | 11

           Keep in mind that there is no assurance that the fund will achieve its goal.

           A complete list of the fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the fund's top ten holdings and other fund information is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


WHO MANAGES AND OVERSEES THE FUND



           The investment advisor

           Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") is the investment advisor for the fund. Under the supervision of the Board, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154, or a subadvisor, makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

           Prior to January 1, 2007, Deutsche Asset Management, Inc. ("DAMI") was the fund's investment advisor. Effective December 31, 2006, DeAM, Inc. was merged into DIMA. The new investment management agreement with DIMA was approved by the Board and is identical in substance to the fund's prior investment management agreement with DAMI.

           DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

           Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major



12 | Who Manages and Oversees the Fund
           investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

           The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

           MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets:


FUND NAME                                              FEE PAID
           DWS RREEF Real Estate Securities Fund         XX%


           2006 FYE waivers


           Effective July 1, 2006, the fund pays the Advisor under the investment management agreement a fee, calculated daily and paid monthly, at the annual rate of 0.565% of the fund's average daily net assets up to $100 million, 0.465% of the next $100 million, 0.415% of the next $100 million and 0.365% thereafter.

           A discussion regarding the basis for the Board's renewal of the fund's investment management agreement and, as applicable, subadvisory agreement, is contained in the shareholder reports for the annual period ended December 31, 2006 (see "Shareholder reports" on the back cover).

           Under a separate administrative services agreement between and the Advisor, the fund pays the Advisor for providing most of the fund's administrative services.


           The Subadvisor


           Subadvisor for DWS RREEF Real Estate Securities Fund

           RREEF America LLC ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for DWS RREEF Real Estate Securities Fund. DIMA pays a fee to RREEF for acting as subadvisor to DWS RREEF Real Estate Securities Fund.



                                         Who Manages and Oversees the Fund  | 13

           RREEF makes the investment decisions, buys and sells securities for DWS RREEF Real Estate Securities Fund and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

           RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.



14 | Who Manages and Oversees the Fund

Portfolio management

DWS RREEF REAL ESTATE SECURITIES FUND is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

DWS RREEF REAL ESTATE SECURITIES FUND

John F. Robertson, CFA
Partner of RREEF and Co-Manager of the fund.
- Joined RREEF in 1997, Deutsche Asset Management, Inc. in 2002 and the fund in 1999.
- Over 14 years of investment industry experience.
- Prior to that, Assistant Vice President of Lincoln Investment Management, responsible for REIT research.
- BA, Wabash College; MBA, Indiana University.

John W. Vojticek
Partner of RREEF and Co-Manager of the fund.
- Joined RREEF, Deutsche Asset Management, Inc. and the fund in September 2004.
- Prior to that, Principal at KG Redding and Associates, March 2004-September 2004.
- Prior to that, Managing Director of RREEF from 1996-March 2004, Deutsche Asset Management, Inc. from 2002-March 2004 and the fund from 1999-March 2004.
- Nine years of investment industry experience.
- BS, University of Southern California.

Jerry W. Ehlinger, CFA
Managing Director of RREEF and Co-Manager of the fund.
- Joined RREEF, Deutsche Asset Management, Inc. and the fund in 2004.
- Prior to that, Senior Vice President at Heitman Real Estate Investment Management from 2000-2004.
- Prior to that, Senior Research Associate at Morgan Stanley Asset Management from 1996-2000.
- Over nine years of investment industry experience.
- BA, University of Wisconsin - Whitewater; MS, University of Wisconsin -
   Madison.

Asad Kazim
Vice President of RREEF and Co-Manager of the fund.
- Joined RREEF and Deutsche Asset Management, Inc. in 2002 and the fund in
   2005.
- Prior to that, Financial Analyst at Clarion CRA Securities from 2000-2002.
- Over six years of investment industry experience.
- BS, The College of New Jersey.

The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding other accounts managed.



                                         Who Manages and Oversees the Fund  | 15

           Legal proceedings

           On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and DIMA, the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

           The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, will be distributed to funds and/or shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.



16 | Who Manages and Oversees the Fund

           Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

           In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/
           Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.



                                         Who Manages and Oversees the Fund  | 17

           DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

           The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

           Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.



18 | Who Manages and Oversees the Fund

FINANCIAL HIGHLIGHTS


The financial highlights are designed to help you understand financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by _______________, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover). On July 10, 2006, DWS RREEF Real Estate Securities Fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. The information contained in the following table for periods prior to July 10, 2006 has been derived from the Predecessor Fund's financial statements.


DWS RREEF Real Estate Securities Fund - Class S

(data to come)

                                                      Financial Highlights  | 19

HOW TO INVEST IN THE FUND

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.


The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


Please remember, CLASS S shares are generally only available to new investors through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

You can find out more about the topics covered here by speaking with your FINANCIAL ADVISOR OR A REPRESENTATIVE OF YOUR WORKPLACE RETIREMENT PLAN OR OTHER INVESTMENT PROVIDER.

How to BUY, Sell and Exchange Shares


BUYING SHARES: Use these instructions to invest directly. Make out your check to "DWS Scudder."



 FIRST INVESTMENT                              ADDITIONAL INVESTMENTS
 $2,500 or more for regular accounts           $50 or more for regular accounts and
 $1,000 or more for IRAs                       IRA accounts
 $1,000 or more with an Automatic              $50 or more with an Automatic
 Investment Plan                               Investment Plan
 BY MAIL OR EXPRESS MAIL (SEE BELOW)
                                               Send a DWS Scudder investment slip or
 -  Fill out and sign an application           short note that includes:

 -  Send it to us at the appropriate
    address, along with an investment          -  fund and class name
    check
                                               -  account number

                                               -  check payable to "DWS Scudder"
 BY WIRE
 -  Call (800) 728-3337 for instructions       -  Call (800) 728-3337 for instructions
 BY PHONE
 Not available                                 -  Call (800) 728-3337 for instructions
 WITH AN AUTOMATIC INVESTMENT PLAN
 -  Fill in the information on your            -  To set up regular investments from a
  application and include a voided check       bank checking account, call
                                               (800) 728-3337
 USING QuickBuy
 Not available                                 -  Call (800) 728-3337 to make sure
                                               QuickBuy is set up on your account; if
                                               it is, you can request a transfer from
                                               your bank account of any amount
                                               between $50 and $250,000
 ON THE INTERNET
 -  Go to www.dws-scudder.com                  -  Call (800) 728-3337 to ensure you have
                                               electronic services
 -  Print out a prospectus and a new
  account application                          -  Register at www.dws-scudder.com
 -  Complete and return the application        -  Follow the instructions for buying
  with your check                              shares with money from your bank
                                               account



--------------------------------------------------------------------------------
REGULAR MAIL:


First Investment: DWS Scudder, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: DWS Scudder, PO Box 219154, Kansas City, MO 64121-9154


EXPRESS, REGISTERED OR CERTIFIED MAIL:
DWS Scudder, 210 West 10th Street, Kansas City, MO 64105-1614


                                      How to Buy, Sell and Exchange Shares  | 21

EXCHANGING OR SELLING SHARES: Use these instructions to exchange or sell shares in an account opened directly with DWS Scudder.



 EXCHANGING INTO ANOTHER FUND                    SELLING SHARES
 $2,500 or more to open a new account            Some transactions, including most for
 ($1,000 or more for IRAs)                      over $100,000, can only be ordered in
 $50 or more for exchanges between              writing with a signature guarantee;
 existing accounts                              please see "Signature Guarantee" for
                                                details
 BY PHONE OR WIRE
 -  Call (800) 728-3337 for instructions        -  Call (800) 728-3337 for instructions
 USING THE AUTOMATED INFORMATION LINE
 -  Call (800) 728-3337 for instructions        -  Call (800) 728-3337 for instructions
 BY MAIL OR EXPRESS MAIL
 (see previous page)
 Your instructions should include:              Your instructions should include:
 -  the fund, class and account number          -  the fund, class and account number
  you're exchanging out of                      from which you want to sell shares
 -  the dollar amount or number of shares       -  the dollar amount or number of shares
  you want to exchange                          you want to sell
 -  the name and class of the fund you          -  your name(s), signature(s) and
  want to exchange into                         address, as they appear on your
                                                account
 -  your name(s), signature(s) and
  address, as they appear on your               -  a daytime telephone number
  account
 -  a daytime telephone number
 WITH AN AUTOMATIC WITHDRAWAL PLAN
 Not available                                  -  To set up regular cash payments from
                                                a DWS fund account, call
                                                (800) 728-3337
 USING QuickSell
 Not available                                  -  Call (800) 728-3337 to make sure
                                                QuickSell is set up on your account; if
                                                it is, you can request a transfer to your
                                                bank account of any amount between
                                                $50 and $250,000
 ON THE INTERNET
 -  Register at www.dws-scudder.com             -  Register at www.dws-scudder.com
 -  Follow the instructions for making on-      -  Follow the instructions for making on-
  line exchanges                                line redemptions



--------------------------------------------------------------------------------


TO REACH US:      WEB SITE: www.dws-scudder.com
                  TELEPHONE REPRESENTATIVE: (800) 728-3337, M-F, 9 a.m. - 6 p.m. ET
                  TDD LINE: (800) 972-3006, M-F, 9 a.m. - 6 p.m. ET




22 | How to Buy, Sell and Exchange Shares

           Financial intermediary support payments

           The Advisor, DWS Scudder Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any record keeping/sub-transfer agency fees payable by the fund (generally by reimbursement to the distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting, or shareholder processing services and/or for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

           The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



                                      How to Buy, Sell and Exchange Shares  | 23

           The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from .01% up to .50% of assets of the fund serviced and maintained by the financial advisor, .05% to .40% of sales of the fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

           The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.



24 | How to Buy, Sell and Exchange Shares

           It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.






            THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS



                                      How to Buy, Sell and Exchange Shares  | 25

POLICIES YOU SHOULD KNOW ABOUT


           Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

           If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund and may be compensated by the fund.

           Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.

           In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 728-3337.

           DWS RREEF REAL ESTATE SECURITIES FUND. Effective December 29, 2006, DWS RREEF Real Estate Securities Fund was closed to new investors except as described below. Unless you fit into one of the investor eligibility categories described below, you may not invest in the fund.

                        You may purchase fund shares through your exist-ing fund account and reinvest dividends and capital gains if, as of 4:00 p.m. Eastern time December 29, 2006, you were:

                        -  a current fund shareholder; or

                        - a participant in any group retirement, employee stock bonus, pension or profit sharing plan that offers the fund as an investment option.

                        New accounts may be opened for:



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Questions? You can speak to a DWS Scudder representative between 9 a.m. and 6 p.m. Eastern time on any fund business day by calling (800) 728-3337.



26 | Policies You Should Know About

           - transfers of shares from existing accounts in this fund (including IRA rollovers);

           - Officers, Trustees and Directors of the DWS Funds, and full-time employees and their family members of DIMA and its affiliates;

           - any group retirement, employee stock bonus, pension or profit sharing plan using the Flex subaccount recordkeeping system made available through ADP Inc. under an alliance with DWS Scudder Distributors, Inc. ("DWS-SDI") ("Flex Plans");

           - any group retirement, employee stock bonus, pension or profit sharing plan, other than a Flex Plan, that includes the fund as an investment option as of December 29, 2006;

           - purchases through any comprehensive or "wrap" fee program or other fee based program; or

           - accounts managed by DIMA, any advisory products offered by DIMA or DWS-SDI and for the Portfolios of DWS Allocation Series or other fund of funds managed by DIMA or its affiliates.

           Except as otherwise noted, these restrictions apply to investments made directly with DWS-SDI, the fund's principal underwriter or through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 29, 2006. Institutions that maintain omnibus account arrangements are not allowed to open new sub-accounts for new investors, unless the investor is one of the types listed above. Once an account is closed, new investments will not be accepted unless you satisfy one of the investor eligibility categories listed above.

           Exchanges will not be permitted unless the exchange is being made into an existing fund account.

           DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase fund shares.

           The fund may allow new investments into the fund in certain other circumstances, including accounts in the process of funding at the close date and retirement plans that are in the process of making their fund selections at the close date, provided that such investments are funded by March 31, 2007.



                                            Policies You Should Know About  | 27

           The fund may resume sales of shares to additional investors at a future date, but has no present intention to do so.



           Policies about transactions

           THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

           To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you:
           When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

           We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

           We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

           The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

           If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.


28 | Policies You Should Know About

           The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

           Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


           INITIAL PURCHASE. The minimum initial investment is $2,500, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, for which there is no minimum initial investment; and fiduciary accounts such as IRAs and custodial accounts such as Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts for which the minimum initial investment is $1,000 per account. In addition, the minimum initial investment is $1,000 if an automatic investment plan of $50 per month is established. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


           MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

           The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the fund's Board. The fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period


                                            Policies You Should Know About  | 29
           for imposition of redemption fees. The fund may also take trading activity that occurs over longer periods into account if the fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

           The fund's policies include:

           - a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

           - the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

           - the fund has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price.")

           When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund by an investor is detected, the Advisor may determine to prohibit that investor from future purchases in the fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

           There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect


30 | Policies You Should Know About
           long-term shareholders in the fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the fund.

           The fund's market timing policies and procedures may be modified or terminated at any time.


           REDEMPTION FEES. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

           The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's.

           The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an



                                            Policies You Should Know About  | 31

           IRA; (v) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vii) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (viii) transactions involving hardship of any registered shareholder; (ix) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (x) transactions involving shares purchased through the reinvestment of dividends or other distributions; (xi) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xii) transactions initiated by the fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xiii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).


           The fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the Advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The fund reserves the right to withdraw waivers and to modify or terminate these waivers or the redemption fee at any time.


32 | Policies You Should Know About

           THE AUTOMATED INFORMATION LINE IS AVAILABLE 24 HOURS A DAY BY CALLING (800) 728-3337. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and sell shares.

           QUICKBUY AND QUICKSELL let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 728-3337.

           TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 728-3337 at a later date.


           Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For information, review balances or even place orders for exchanges.


                        transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


                        WE DO NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.




THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to WWW.DWS-SCUDDER.COM to get up-to-date







                                            Policies You Should Know About  | 33

           WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.


           THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that the fund cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

           SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

           A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

           SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call (800) 728-3337 or contact your financial advisor for more information.

           MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days.
                        There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased




THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.





34 | Policies You Should Know About
           shares or in the event of closing of the Federal Reserve Bank's wire payment system. For additional circumstances where redemption proceeds could be delayed, please see "Other rights we reserve."


           You may obtain additional information about other ways to sell your shares by contacting your financial advisor.


           How the fund calculates share price

           To calculate net asset value, or NAV, each share class uses the following equation:


            TOTAL ASSETS - TOTAL LIABILITIES
           -----------------------------------------    =    NAV
               TOTAL NUMBER OF SHARES OUTSTANDING


           The price at which you buy and sell shares is also the NAV.



           THE FUND CHARGES A REDEMPTION FEE EQUAL TO 2.00% of the value of shares redeemed or exchanged within 15 days. Please see "Policies about transactions - Redemption fees" for further information.

           WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested



                                            Policies You Should Know About  | 35
           in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")


           TO THE EXTENT THAT THE FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities the fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)


           Other rights we reserve

           You should be aware that we may do any of the following:

           -  withdraw or suspend the offering of shares at any time


           - withhold a portion of your distributions and redemption proceeds as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number and certain certifications or certification that you are exempt from backup withholding


           - reject a new account application if you don't provide any required or requested identifying information, or for any other reasons


           - refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/ or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law



36 | Policies You Should Know About

           - close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability


           - close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); $250 for retirement accounts; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements)


           - pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

           - change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)

           - suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption


                                            Policies You Should Know About  | 37
              payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system


38 | Policies You Should Know About

UNDERSTANDING DISTRIBUTIONS AND TAXES

           The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.

           THE FUND HAS A REGULAR SCHEDULE for paying out any earnings to shareholders.


           DWS RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its income quarterly.
           Each fund intends to pay distributions from realized capital gains annually, usually in December. If necessary each fund may distribute at other times as needed.

           Dividends or distributions declared to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, provided such dividends or distributions are paid by the end of the following January.


           For federal income tax purposes, income and capital gains distributions are generally taxable. However, dividends and distributions received by retirement plans qualifying for tax-exempt treatment under federal income tax laws generally will not be taxable. Similarly, there generally will be no federal income tax consequences when a qualified retirement plan buys or sells fund shares.


                        YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the same fund without a sales charge (if applicable). Taxable distributions are treated the




THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.



                                     Understanding Distributions and Taxes  | 39
           same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For employer-sponsored qualified plans, and retirement plans, reinvestment (at NAV) is the only option.

           BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.

           THE FEDERAL INCOME TAX STATUS of the fund's earnings you receive and your own fund transactions generally depend on their type:


GENERALLY TAXED AT LONG-TERM                           GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                                    INCOME RATES:
DISTRIBUTIONS FROM THE FUND
- gains from the sale of                               -  gains from the sale of
  securities held by the fund for                         securities held by the fund for
  more than one year                                      one year or less
- qualified dividend income                            -  all other taxable income
TRANSACTIONS INVOLVING FUND
SHARES
- gains from selling fund                              -  gains from selling fund
  shares held for more than                               shares held for one year or
  one year                                                less


           ANY INVESTMENTS IN FOREIGN SECURITIES MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, the fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in the fund through a taxable account, your after-tax return could be negatively impacted.

           To the extent that the fund invests in certain debt obligations, investments in these obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.



40 | Understanding Distributions and Taxes

           For taxable years beginning before January 1, 2011, distributions to individuals and other noncorporate shareholders of investment income designated by the fund as derived from qualified dividend income are eligible for taxation for federal income purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include income from investments in fixed-income securities. In addition, the fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

           Dividends received by DWS RREEF Real Estate Securities Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.

           For taxable years beginning before January 1, 2011, the maximum federal income tax rate imposed on long-term capital gains recognized by individuals and other noncorporate shareholders has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

           YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EVERY JANUARY. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

           Because the REITs invested in by DWS RREEF Real Estate Securities Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the fund may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

           IF YOU INVEST RIGHT BEFORE THE FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a taxable dividend. You can avoid this by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.



                                     Understanding Distributions and Taxes  | 41

           CORPORATIONS are taxed at the same rates on ordinary income and capital gains, but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from the fund, provided certain holding period and other requirements are met.


           The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in the fund.


42 | Understanding Distributions and Taxes

TO GET MORE INFORMATION

SHAREHOLDER REPORTS - These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the fund, call (800) 728-3337, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.


DWS SCUDDER              SEC                     DISTRIBUTOR
---------------------    --------------------    -------------------------------
PO Box 219151            100 F Street, N.E.      DWS Scudder Distributors, Inc.
Kansas City, MO          Washington, D.C.        222 South Riverside Plaza
64121-9151               20549-0102              Chicago, IL 60606-5808
WWW.DWS-SCUDDER.COM      WWW.SEC.GOV             (800) 621-1148
(800) 728-3337           (800) SEC-0330




SEC FILE NUMBER:
DWS Advisor Funds        DWS RREEF Real Estate Securities Fund    811-04760


[DWS SCUDDER LOGO APPEARS HERE]




FULFILLMENT CODE

[RECYCLE GRAPHIC APPEARS HERE]

                       STATEMENT OF ADDITIONAL INFORMATION


                                DWS Advisor Funds

                      DWS RREEF Real Estate Securities Fund
                (Class A, B, C, R and Institutional Class Shares)



                                   May 1, 2007


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 (800) 621-1148


DWS Advisor Funds (the "Trust"), a Massachusetts business trust, is an open-end management investment company that offers investors a selection of investment portfolios, each having separate and distinct investment objectives and policies. This Statement of Additional Information ("SAI") provides supplementary information pertaining to the DWS RREEF Real Estate Securities Fund (the "Fund"), a series of the Trust.


Prior to July 10, 2006, the Fund was a series of DWS RREEF Securities Trust, a Delaware business trust. On July 10, 2006, the Fund acquired all the assets and assume all the liabilities of the DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust, ("RREEF Real Estate Securities Predecessor Fund") in a reorganization.

This Statement of Additional Information (the "SAI") is not a prospectus and should be read in conjunction with the prospectus (the "Prospectus") dated May 1, 2007 for Class A, B, C, R and Institutional Class shares (the "Shares"). This SAI is not an offer of the Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's portfolio. The audited financial statements for the Shares of the RREEF Real Estate Securities Predecessor Fund, together with the company notes, are in the RREEF Real Estate Securities Predecessor Fund's Annual Report to shareholders dated December 31, 2006, which are incorporated herein by reference and are deemed to be part of this SAI. A copy of the RREEF Real Estate Securities Predecessor Fund's Annual Report and the Prospectus may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808 or calling (800) 621-1148, or by contacting the firm from which this SAI was obtained and is available along with other materials on the Securities and Exchange Commission's ("SEC") Internet Web site (http://www.sec.gov).

The Annual Report to Shareholders of the Fund, dated December 31, 2006, accompanies this SAI.


The SAI is incorporated by reference into the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................3
         Portfolio Holdings Information......................................11

MANAGEMENT OF THE FUND.......................................................13
         Investment Advisor..................................................13
         Portfolio Management................................................16
         Portfolio Transactions..............................................19
         Distributor and Underwriter.........................................23

FUND SERVICE PROVIDERS.......................................................28
         Custodian, Transfer Agent and Shareholder Service Agent.............28
         Independent Registered Public Accounting Firm.......................29
         Legal Counsel.......................................................29

PURCHASE AND REDEMPTION OF SHARES............................................30

TAXES........................................................................49

NET ASSET VALUE..............................................................53

TRUST ORGANIZATION...........................................................65

PROXY VOTING GUIDELINES......................................................66

ADDITIONAL INFORMATION.......................................................68

FINANCIAL STATEMENTS.........................................................68

APPENDIX.....................................................................70

                             INVESTMENT RESTRICTIONS

The investment program of the Fund is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then financial position and needs. There can be no assurance that the Fund's objective will be met.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental policies:

The following investment restrictions are fundamental policies of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(1) Borrowing. The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2) Senior Securities. The Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Underwriting. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(4) Real Estate. The Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interest therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

(5) Commodities. The Fund may not purchase or sell commodities, except as permitted by the 1940 Act, as amended, and interpreted as modified by the regulatory authority having jurisdiction, from time to time.

(6) Lending. The Fund may not make loans, except as permitted by the 1940 Act, as amended, and interpreted as modified by the regulatory authority having jurisdiction, from time to time.

Other Investment Policies. The Fund has voluntarily adopted certain policies and restrictions, which are observed in the conduct of the Fund's affairs. These nonfundamental policies represent the intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees without shareholder approval.

Nonfundamental policies:

(a) Borrowings. The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

(b) Liquidity. The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(c) Short Sales. The Fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(d) Margin. The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(e) Futures and Options. The Fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. The Fund may not, however, enter into leveraged futures transactions if it would be possible for the Fund to lose more money than it invested.

(f) Concentration. The Fund may not invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Fund may invest without limitation in securities of companies engaged principally in the real estate industry.

(g) Investment in Other Investment Companies. The Fund may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


(h) Securities Lending. As a matter of non-fundamental policy, the Fund currently does not intend to lend portfolio securities in an amount greater than 33 1/3% of its total assets.


The 1940 Act imposes additional restrictions on acquisition by the Fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and on transactions with affiliated persons as defined in the 1940 Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the Fund or its investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the US Office of Management and Budget. The Fund monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Fund to forego investment possibilities that may otherwise be available to it under the 1940 Act.

The investment objective of the Fund is long-term capital appreciation and current income. The Fund plans, under normal circumstances, to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. The Fund will measure the percentage at the time an investment is made. If market fluctuations or shareholder actions cause the Fund's investments to fall below this percentage, the Fund will act to remedy the situation as promptly as possible, normally within three business days. However, the Fund will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Advisor believes such action may expose the Fund to losses or unreasonable risks of loss. Also, the Fund may occasionally depart from this percentage. For example, the Fund may depart from this percentage to respond to unusually large cash inflows or redemptions, or to avoid losses caused by adverse market, economic, political or other conditions.

The Fund will provide its shareholders with at least 60 days' prior notice of any change in the Fund's 80% investment policy described above.

                       INVESTMENT POLICIES AND TECHNIQUES

This section explains the extent to which the Advisor can use various investment vehicles and strategies in managing the Fund's assets. Descriptions of the investment techniques and risks associated with the Fund appear herein. In the case of the Fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

The Fund is a non-diversified series of the Trust, an open-end management company which continuously offers and redeems shares at net asset value. A non-diversified fund can invest a greater portion of its assets in a given company. The Fund is a series of the type commonly known as a mutual fund.

On February 6, 2006, the names of "Scudder RREEF Securities Trust" and its series "Scudder RREEF Real Estate Securities Fund" were changed to "DWS RREEF Securities Trust" and "DWS RREEF Real Estate Securities Fund," respectively. This change did not affect the operations of the Fund, but resulted in modifications to the presentation of the Fund's Prospectuses, periodic reports and other publications on behalf of the Fund.

Under a separate agreement between Deutsche Bank AG and the Fund, Deutsche Bank AG has granted a license to the Fund to utilize the trademark "DWS."

The Fund offers the following classes of shares: Class A, Class B, Class C, Class R, Institutional Class and Class S. Each class has its own features and policies.

In  general,   within  the   restrictions   outlined  here  and  in  the  Fund's
Prospectuses, the Advisor has broad powers to decide how to invest Fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described herein. It is the Advisor's intention that the Fund generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Fund, the Advisor may invest the assets of the Fund in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the Fund's investment objective. Senior securities that are high-grade issues, in the opinion of the Advisor, also may be purchased for defensive purposes.

Since current income is part of the Fund's objective, a portion of the portfolio of the Fund may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the Advisor intends to keep the Fund fully invested. However, under exceptional conditions, the Fund may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities. When the Fund is invested for temporary defensive purposes, it may not achieve its investment objective.

The Advisor may use stock index futures and options as a way to expose the Fund's cash assets to the market while maintaining liquidity. However, the Advisor may not leverage the Fund's portfolio, so there is no greater market risk to the Fund than if it purchases stocks.

Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

REITS and Real Estate Companies

The Fund intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of REITs and real estate companies. A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Equity Equivalents

In addition to investing in common stocks, the Fund may invest in other equity securities and equity equivalents, including securities that permit the Fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the Fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by the Standard & Poor's Corporation ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Advisor. The Fund's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise less than 20% of the Fund's net assets. Debt securities rated below the four highest categories are not considered investment-grade obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Debt Securities

The Fund may invest in debt securities because the Fund has current income as a secondary investment objective. As a result, the Fund may invest in debt securities when the Advisor believes such securities represent an attractive investment for the Fund. It is intended that the Fund may invest in debt securities for income or as a defensive strategy when the Advisor believes adverse economic or market conditions exist.

The value of the debt securities in which the Fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the Fund's fixed-income portfolio will be limited primarily to investment-grade obligations. However, the Fund may invest up to 5% of its assets in "high-yield/high-risk" securities. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the Advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Fund.

The Fund will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Fund. Rather, the Advisor will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Fund in meeting its investment objective.

In addition, the value of the Fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Fund, impact the net asset value of the Fund's shares.

Notwithstanding the fact that the Fund will invest primarily in equity securities, under adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in US dollars or foreign currencies). To the extent that the Fund assumes a defensive position, it will not be investing for capital appreciation. When the Fund is invested for temporary defensive purposes, it may not pursue or achieve its investment objective.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, they generally offer lower yields than non-convertible securities of similar quality. Like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Convertible debt securities that comprise part of the Fund's fixed-income portfolio will be subject to the same limitations with respect to quality as those described above under "Debt Securities."


Impact of Large Redemptions and Purchases of Fund Shares

From time to time, shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund's performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs, which may impact the Fund's expense ratio.

Investment of Uninvested Cash Balances

The Fund may have  cash  balances  that  have  not been  invested  in  portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an exemptive order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds, including money market funds and Cash Management QP Trust, or entities for which the Advisor may act as investment advisor now or in the future that operate as cash management investment vehicles but are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.


Lending of Portfolio Securities.

The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers selected by the Fund's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. Pursuant to an exemptive order granted by the SEC, cash collateral received by the Fund may be invested in a money market fund managed by the Advisor (or one of its affiliates).


Short Sales

The Fund may engage in short sales, if, at the time of the short sale, the Fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by State Street Bank and Trust Company, the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, the Fund may lend its portfolio securities. Such loans may not exceed 33 1/3% of the Fund's total assets except
(1) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objective and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index-structured securities. Index-structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:

o The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Advisor anticipates.

o The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired.

o The risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment.

o        The risk that the other party will fail to perform its obligations.

Other Investment Companies

The Fund may invest up to 10% of its total assets in other mutual funds, including those advised by the Advisor, if any, provided that the investment is consistent with the Fund's investment policies and restrictions. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Fund's total assets with respect to any one investment company; and (c) 10% of the Fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Fund bears directly in connection with its own operations.

Repurchase Agreements

The Fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Fund.

A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act")) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.

The Fund will limit repurchase agreement transactions to securities issued by the US government and its agencies and instrumentalities and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Fund's Board of Trustees or its designee.

The Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days.

When-Issued and Forward Commitment Agreements

The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Fund. While the Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy. In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The Fund may, from time to time, purchase securities that are subject to legal or contractual restrictions on resale ("Restricted Securities") or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Fund's criteria for investment. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered Restricted Securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of that fund to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees of the Fund is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly, and the Fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Advisor will consider appropriate remedies to minimize the effect on the Fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the Fund's portfolio, or, in some cases, for temporary defensive purposes, the Fund may invest a portion (up to 100%) of its assets in money market and other short-term securities. When the Fund is invested for temporary defensive purposes, it may not achieve or pursue its investment objective.

Examples of short-term securities include:

o Securities issued or guaranteed by the US government and its agencies and instrumentalities;

o        Commercial Paper;

o        Certificates of Deposit and Euro Dollar Certificates of Deposit;

o        Bankers' Acceptances;

o        Short-term notes, bonds, debentures or other debt instruments; and

o        Repurchase agreements.

The Fund may also invest up to 5% of its total assets in any money market fund, including those advised by the Advisor, if any.

Futures and Options

To the extent permitted by its investment objectives and policies,  the Fund may
enter  into  futures  contracts,   options  or  options  on  futures  contracts.
Generally,  futures  transactions may be used to:

o Protect against a decline in market value of the Fund's securities (taking a short futures position);

o Protect against the risk of an increase in market value for securities in which the Fund generally invests at a time when the Fund is not fully invested (taking a long futures position); and

o Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Fund means the Fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Advisor may engage in futures and options transactions based on securities indices that are consistent with the Fund's investment objectives. An example of an index that may be used is the S&P 500(R) Index. The managers also may engage in futures and options transactions based on specific securities, such as US Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a US government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Fund purchases or sells an equity security, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Advisor utilizes a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Fund's return.

The Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Advisor considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Advisor would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

The Advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the Fund may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Fund would give up some ability to participate in a price increase on the underlying security. If the Fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, the Fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Non-diversification

The Fund is classified as a non-diversified management investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified fund.

Portfolio Holdings Information


In addition to the public disclosure of Fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, the Fund may make its portfolio holdings information publicly available on the DWS Funds' Web site as described in the Fund's prospectus. The Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to the Fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by the Fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, "Authorized Third Parties").

Prior to any disclosure of the Fund's non-public portfolio holdings information to Authorized Third Parties, a person authorized by the Fund's Trustees must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Fund's Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Fund and information derived therefrom, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Fund's holdings could not be derived from such information.

Registered investment companies that are subadvised by the Advisor or its affiliates may be subject to different portfolio holdings disclosure policies, and neither the Advisor or its affiliated nor Trustees exercise control over such policies. In addition, separate account clients of the Advisor or its affiliates have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by the Advisor and its affiliates and some of the separate accounts managed by the Advisor or its affiliates may substantially overlap with the portfolio holdings of the Fund.

The Advisor or its affiliates also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which the Fund's portfolio holdings information is made public, the Advisor and its affiliates have implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that the Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by those in possession of that information.

                             MANAGEMENT OF THE FUND

Investment Advisor

The Board and the shareholders recently approved an amended and restated investment management agreement (the "Investment Management Agreement") between the Trust and DeAm, Inc., 345 Park Avenue, New York, New York 10154, for the Fund. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the Fund. In addition to the investment management of the assets of the Fund, the Advisor determines the investments to be made for the Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund's policies or as adopted by the Fund's Board of Trustees. The Advisor will also monitor, to the extent not monitored by the Fund's administrator or other agent, the Fund's compliance with its investment and tax guidelines and other compliance policies. Prior to July 1, 2006, the Fund paid DeAM, Inc. the monthly fee equal to an annual rate of 0.650% of the first $100 million of the Fund's average daily net assets, 0.550% of the next $100 million of such net assets, 0.500% of the next $100 million of such net assets and 0.450% of such assets in excess of $300 million. Effective July 1, 2006, for all services provided under this Investment Management Agreement, the Fund pays DeAM, Inc. a fee equal to an annual rate of 0.565% of the first $100 million of the Fund's average daily net assets, 0.465% of the next $100 million of such net assets, 0.415% of the next $100 million of such net assets and 0.365% of such assets in excess of $300 million.

The Advisor provides assistance to the Fund's Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Fund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Fund's Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of the Fund, including the Fund's share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Fund, the Fund's custodian, or other agents of the Fund; taxes and governmental fees; fees and expenses of the Fund's accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars;
payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Agreement to a sub-adviser, subject to a majority vote of the Board of the Trust, including a majority of the Board of Trustees who are not interested persons of the Fund, and, if required by applicable law, subject to a majority vote of the Fund's shareholders.

In addition, the Board and shareholders recently approved a new subadvisor approval policy for the Fund (the "Sub-advisor Approval Policy"). The Sub-advisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace sub-advisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Sub-advisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing sub-advisory contract. The Fund cannot implement the Sub-advisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October 2003) or granting the Fund exemptive relief from existing rules. The Fund and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Fund and its shareholders are adequately protected whenever the Advisor acts under the Sub-advisor Approval Policy, including any shareholder notice requirements.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice.


DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeAM, Inc., Deutsche Investment Management Americas Inc., Deutsche Bank Trust Company
Americas and DWS Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term "DWS Scudder" is the designation given to the products and services provided by DIMA and its affiliates to the DWS Mutual Funds.


The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


Fund shareholders also approved an amended and restated investment management agreement with Deutsche Investment Management Americas Inc. ("DIMA") (the "DIMA Agreement"). The terms of the DIMA Agreement are identical to the terms of the Investment Management Agreement except for the name of the investment manager and the dates of execution, effectiveness and initial term. The DIMA Agreement may be implemented within two years of the date of the shareholder meeting approving the agreement, upon approval by the members of the Fund board who are not "interested persons" as defined in the 1940 Act. Once approved by the members of the Fund's board who are not interested persons, DIMA will provide continuing investment management of the assets of the Fund on terms that are identical to the terms of the Investment Management Agreement, except as described above.


Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.


For the year ended December 31, 2004 the Investment Management Fee aggregated $4,566,379, which was equivalent to an annual effective rate of 0.49% of the Fund's average daily net assets. For the year ended December 31, 2005, the Investment Management Fee aggregated $6,490,789, which was equivalent to an annual effective rate of 0.48% of the Fund's average daily net assets. For the year ended December 31, 2006, the Investment Management Fee aggregated $7,045,424, which was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets. Prior to June 1, 2006, these fees included an administrative service fee.

The Advisor may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

Administrator

Deutsche Investment Management Americas Inc. ("DIMA" or "Administrator"), 345 Park Avenue, New York, New York 10154, serves as the Trust's Administrator. The Funds recently entered into an administrative services agreement with the Administrator (the "Administrative Services Agreement"), pursuant to which the Administrator provides most administrative services to the Fund including, among others, providing the Fund with personnel, preparing and making required filings on behalf of the Fund, maintaining books and records for the Fund, and monitoring the valuation of Fund securities. Prior to July 1, 2006, the Fund did not have an administrative services agreement and the Administrator paid transfer agency fees out of its administration fees. Effective July 1, 2006, for services provided under the Administrative Services Agreement, the Fund pays the Administrator a fee of 0.100% of the Fund's average daily net assets.

Under the Administrative Services Agreements, DIMA is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Fund reasonably deems necessary for the proper administration of the Fund. DIMA provides the Fund with personnel; arranges for the preparation and filing of the Fund's tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to the Fund's prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains the Fund's records; provides the Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Fund; assists in the resolution of accounting issues that may arise with respect to the Fund; establishes and monitors the Fund's operating expense budgets; reviews and processes the Fund's bills; assists in determining the amount of dividends and distributions available to be paid by the Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Pursuant to an agreement between the Administrator and State Street Bank and Trust Company ("SSB"), the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by the Fund.

Pursuant to Deutsche Asset Management procedures approved by the Boards on behalf of the DWS funds, proof of claim forms are routinely filed on behalf of the DWS funds by a third party service provider, with certain limited exceptions. The Boards of the DWS funds receive periodic reports regarding the implementation of these procedures.


Portfolio Management

The Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Fund, as well as team members who have other ongoing management responsibilities for the Fund, are identified in the Fund's Prospectuses, as of the date of the Fund's Prospectuses. Composition of the team may change over time, and Fund shareholders and investors will be notified of changes affecting individuals with primary Fund management responsibility.

Compensation of Portfolio Managers

The Fund has been advised that the Advisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) fixed base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder's and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the bonus award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, the Advisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Advisor considers a number of quantitative and qualitative factors such as:

o DWS Scudder performance and the performance of Deutsche Asset Management, quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Advisor assesses compliance, risk management and teamwork skills.

o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Advisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

Fund Ownership by Portfolio Managers. The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund's most recent fiscal year end.


Dollar Range of                       Dollar Range of All DWS
Name of Portfolio Manager                Fund Shares Owned                   Fund Shares Owned
-------------------------                -----------------                   -----------------


John F. Robertson                      $100,001 - $500,000                 $100,001 - $500,000
Jerry W. Ehlinger                               $0                          $50,001- $100,000
John W. Vojticek                           $1 - $10,000                        $1 - $10,000
Asad Kazim                                 $1 - $10,000                     $10,001 - $50,000


Conflicts of Interest. In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:


                                                                            Number of
                                     Number of     Total Assets of          Investment         Total Assets of
                                    Registered        Registered         Company Accounts        Performance-
                                    Investment        Investment        with Performance-         Based Fee
Name of Portfolio Manager           Companies        Companies             Based Fee              Accounts
-------------------------           ---------        ---------             ---------              --------


Jerry W. Ehlinger                        9         $3,016.0 million             0                     $0
John F. Robertson                        9         $3,739.2 million             0                     $0
John W. Vojticek                         9         $3,016.0 million             0                     $0
Asad Kazim                               9         $3,016.0 million             0                     $0



Other Pooled Investment Vehicles Managed:

                                                                             Number of Pooled
                                      Number of       Total Assets of       Investment Vehicle    Total Assets of
                                        Pooled             Pooled             Accounts with         Performance-
                                      Investment         Investment            Performance-          Based Fee
Name of Portfolio Manager              Vehicles           Vehicles              Based Fee             Accounts
-------------------------              --------           --------              ---------             --------


Jerry W. Ehlinger                         8           $1,009.1 million              3              $205.3 million
John F. Robertson                         8           $1,009.1 million              3              $205.3 million


                                       17

                                                                             Number of Pooled
                                      Number of       Total Assets of       Investment Vehicle    Total Assets of
                                        Pooled             Pooled             Accounts with         Performance-
                                      Investment         Investment            Performance-          Based Fee
Name of Portfolio Manager              Vehicles           Vehicles              Based Fee             Accounts
-------------------------              --------           --------              ---------             --------


John W. Vojticek                          8           $1,009.1 million              3              $205.3 million
Asad Kazim                                8           $1,009.1 million              3              $205.3 million



Other Accounts Managed:

                                                                        Number of Other     Total Assets of
                                     Number of                           Accounts with        Performance-
                                       Other       Total Assets of        Performance-         Based Fee
Name of Portfolio Manager            Accounts       Other Accounts         Based Fee            Accounts
-------------------------            --------       --------------         ---------            --------


Jerry W. Ehlinger                       45         $5,031.9 million            2             $626.5 million
John F. Robertson                       45         $5,139.6 million            2             $626.5 million
John W. Vojticek                        45         $5,031.9 million            2             $626.5 million
Asad Kazim                              45         $5,031.9 million            2             $626.5 million


In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

o Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor, including other client accounts managed by the Fund's portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

Code of Ethics

The Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, to ensure that the interests of the Fund's shareholders come before the interests of the people who manage the Fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any real estate securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Fund's compliance officer.

The Advisor and its affiliates (including the Fund's distributor, DWS Scudder Distributors, Inc. (the "Distributor")) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

Portfolio Transactions


The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor, except as noted below.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and certain over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and certain over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Funds to their customers. However, the Advisor does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a Fund, to cause the Fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services if the Advisor determines that such commissions are reasonable in relation to the overall services provided. The Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, execute portfolio transactions with broker-dealers that provide research and brokerage services to the Advisor. Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of research and brokerage services in selecting the broker-dealer to execute the trade. Although certain research and brokerage services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Research and brokerage services received from a broker-dealer may be useful to the Advisor in providing services to clients other than the Fund making the trade, and not all such information is used by the Advisor in connection with such Fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

Research and brokerage services provided by broker-dealers may include, but are not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Research and brokerage services are typically received in the form of written reports, access to specialized financial publications, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

The Advisor may also select broker-dealers and obtain from them research and brokerage services that are used in connection with executing trades provided that such services are consistent with interpretations under Section 28(e) of the 1934 Act. Typically, these services take the form of computer software and/or hardware used by the Advisor to facilitate trading activity with those broker-dealers.

Research and brokerage services may include products obtained from third parties if the Advisor determines that such product or service constitutes brokerage and research as defined in Section 28(e) and interpretations thereunder. Currently, it is the Advisor's policy that Sub-Advisors may not execute portfolio transactions on behalf of the Funds to obtain third party research and brokerage services. The Advisor may, in the future, change this policy. Regardless, certain Sub-Advisors may, as matter of internal policy, limit or preclude third party research and brokerage services.

DIMA will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services and may adjust its portfolio transactions policies in response thereto.

Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Fund.

DIMA and its affiliates and the Funds' management team manage other mutual funds and separate accounts, some of which use short sales of securities as a part of its investment strategy. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time.

DIMA has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Incorporated in the procedures are specific guidelines developed to ensure fair and equitable treatment for all clients. DIMA and the investment team have established monitoring procedures and a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

Deutsche Bank AG or one of its affiliates (or in the case of a Sub-Advisor, the Sub-Advisor or one of its affiliates) may act as a broker for the Funds and receive brokerage commissions or other transaction-related compensation from the Funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Funds a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

During the year ended December 31, 2004, the Fund paid an aggregate amount of commissions equal to $2,620,219 to such brokers. During the year ended December 31, 2005, the Fund paid an aggregate amount of commissions equal to $2,476,587 to such brokers. During the year ended December 31, 2006, the Fund paid an aggregate amount of commissions equal to $________ to such brokers. During the last year, the Advisor directed brokerage transactions for the Fund to brokers based on research services provided on behalf of the Fund. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year. As of December 31, 2006, the Fund did not hold any securities of its regular brokers or dealers.


Portfolio Turnover

The Advisor will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the Fund's rate of portfolio turnover may be substantial.

The Advisor intends to purchase a given security whenever it believes it will contribute to the stated objective of the Fund. In order to achieve the Fund's investment objectives, the Advisor may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the Advisor believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the Advisor's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to the Fund's objective, the Advisor believes that a consideration of the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve the investment objective of the Fund. As a result, the Fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objective. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the Fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the Fund, if any, because short-term capital gains are taxable as ordinary income.


For the years ended December 31, 2006 and 2005, the Fund's portfolio turnover rates were 60% and 66%, respectively.


Distributor and Underwriter

Pursuant to Underwriting and Distribution Services Agreements ("Distribution Agreements") and a separate Shareholder Services Agreement ("Services Agreement"), DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 ("DWS-SDI") is the principal underwriter, distributor and administrator for the Class A, B, C, R and Institutional Class shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. DWS-SDI bears all of its expenses of providing services pursuant to the Distribution Agreements, including the payment of any commissions. DWS-SDI bears all of its expenses of providing services pursuant to the Services Agreement between DWS-SDI and the Fund, including the payment of service fees. The Fund pays the cost for the Prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplementary sales literature and advertising costs. DWS-SDI is a wholly owned subsidiary of Deutsche Bank AG.

The Distribution Agreement dated September 3, 2002 was last approved by the Board of Trustees on September 30, 2005 with respect to Class A, B and C shares of the Fund. The Distribution Agreement dated June 24, 2003 was last approved by the Board of Trustees on September 30, 2005 with respect to Class R shares of the Fund. The Distribution Agreements will remain in effect from year to year only if their continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Independent Trustees who have no direct or indirect financial interest in the agreement. The Distribution Agreements automatically terminate in the event of their assignment and may be terminated for a class at any time without penalty by the Fund or by DWS-SDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of (i) a majority of the Board of Trustees or (ii) a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreements or (iii) a "majority of the outstanding voting securities," as defined under the 1940 Act. The Distribution Agreements may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreements. The provisions concerning the continuation, amendment and termination of the Distribution Agreements are on a class-by-class basis.

Information and administrative services are provided to the Fund on behalf of Class A, Class B, Class C and Class R shareholders under the Services Agreement with DWS-SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for the Fund at least annually by a vote of the Board of Trustees for the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Service Agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by DWS-SDI upon 60 days' notice. Termination with respect to the Class A, B, C and R shares of the Fund may be by a vote of (i) the majority of the Board of Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement or (ii) a "majority of the outstanding voting securities," (as defined under the 1940 Act) of the Class A, B, C or R shares. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

The Services Agreement authorizes the Fund to pay DWS-SDI a services fee computed at an annual rate of up to 0.25 of 1% of the average daily net assets of the Class.

DWS-SDI pays all expenses of distribution of the Fund's Class A shares under the Distribution Agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase and Redemption of Shares," DWS-SDI retains the sales charge upon the purchase of Class A shares and pays or allows concessions or discounts to firms for the sale of the Fund's shares. DWS-SDI receives no compensation from the Fund as principal underwriter for Class A and Institutional shares, except as noted below. DWS-SDI receives compensation from the Fund as principal underwriter for Class B, Class C and Class R. The Fund pays DWS-SDI a services fee pursuant to a Rule 12b-1 Plan, computed at an annual rate of up to 0.25 of 1% of the average daily net assets of the Class A shares, as set forth in the Services Agreement.

Rule 12b-1 Plan


Class B, Class C and Class R


Distribution Services. The Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan" or the "Plan") that provides for fees payable as an expense of the Class B shares, Class C and Class R shares that are used by DWS-SDI to pay for distribution services for those classes. Because 12b-1 fees are paid out of class assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Since the Distribution Agreement provides for fees payable as an expense of the Class B shares, Class C and Class R shares that are used by DWS-SDI to pay for distribution services for those classes, that Agreement is approved and reviewed separately for the Class B shares, Class C and Class R shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to DWS-SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments not previously accrued past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by DWS-SDI other than fees previously accrued and payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Rule 12b-1 Plan may or may not be sufficient to cover DWS-SDI for its expenses incurred. On the other hand, under certain circumstances, DWS-SDI might collect in the aggregate over certain periods more in fees under the Rule 12b-1 Plan than it has expended over that same period in providing distribution services for the Fund. In connection with Class B shares, for example, if shares of the Fund were to appreciate (resulting in greater asset base against which Rule 12b-1 fees are charged) and sales of the Fund's shares were to decline (resulting in lower expenditures by DWS-SDI under the Rule 12b-1 Plan), fees payable could exceed expenditures. This may also happen over certain periods shorter than the life of the Rule 12b-1 Plan simply due to the timing of expenses incurred by DWS-SDI that is not matched to the timing of revenues received (e.g., a sales commission may be paid by DWS-SDI related to an investment in year 1, while the Rule 12b-1 fee to DWS-SDI related to that investment may accrue during year 1 through year 6 prior to conversion of the investment to Class A shares). As a result, if DWS-SDI's expenses are less than the Rule 12b-1 fees, DWS-SDI will retain its full fees and make a profit.


For its services under the Distribution Agreement, DWS-SDI is paid monthly a fee from Class B shares' net assets at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. DWS-SDI also receives any contingent deferred sales charges. DWS-SDI currently compensates firms for sales of Class B shares at a commission rate of 0.75%.

For its services under the Distribution Agreement, DWS-SDI is paid monthly a fee from Class C shares' net assets at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. Effective January 1, 2006, DWS-SDI will no longer advance the first year distribution fee to firms for sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates. DWS-SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by DWS-SDI or the Fund. DWS-SDI also receives any contingent deferred sales charges.

For its services under the Distribution Agreement, DWS-SDI is paid a monthly fee from Class R shares' net assets at the annual rate of 0.25% of average daily net assets of the Fund attributable to Class R shares. This fee is accrued daily as an expense of Class R shares.

Class A, B, C and R shares
--------------------------

Shareholder Services. Pursuant to the Rule 12b-1 Plan, shareholder or administrative services are provided to the Fund on behalf of Class A, B, C and R shareholders under the Services Agreement with DWS-SDI. DWS-SDI bears all of its expenses of providing services pursuant to the Services Agreement between DWS-SDI and the Fund, including the payment of service fees. The Fund pays DWS-SDI a shareholder services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B, C and R shares of the Fund. The Fund began offering Class A, B and C shares on September 3, 2002. The Fund began offering Class R shares on July 1, 2003.

DWS-SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A and R Shares, DWS-SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A and R Shares, commencing with the month after investment. With respect to Class B and Class C Shares, DWS-SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. Effective January 1, 2006, DWS-SDI will no longer advance the first year service fee to firms for sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus sub-account record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates. For periods after the first year, DWS-SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by DWS-SDI or the Fund. Firms to which service fees may be paid include affiliates of DWS-SDI. In addition, DWS-SDI may from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

DWS-SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for the Fund. Currently, the services fee payable to DWS-SDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides shareholder or administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than DWS-SDI) listed on the Fund's records. The effective shareholder or administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder or administrative services. The Board of the Fund, in its discretion, may approve basing the fee to DWS-SDI at the annual rate of 0.25% on all Fund assets in the future.

Expenses of the Fund paid in connection with the Rule 12b-1 Plan for each class of shares are set forth below for the most recent year for which information is available. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.




                            Compensation to Underwriter and Firms                       Other Distribution Expenses
                                  for Calendar Year 2006                        Paid by Underwriter for Calendar Year 2006
                                  ----------------------                        -------------------------------------------


                                                                              Advertising,
                              12b-1 Fees    Compensation      Compensation      Sales,
                12b-1 Fees   (Shareholder  Paid by DWS-SDI   Paid by DWS-SDI  Literature
               (Distribution  Servicing    to Firms from     to Firms from       and                    Marketing  Postage
                Fee) Paid     Fee) Paid     Distribution     Shareholder     Promotional   Prospectus   and Sales   and     Interest
                to DWS-SDI    to DWS-SDI         Fee         Servicing Fee     Materials    Printing    Expenses   Mailing  Expenses
                ----------    ----------         ---         -------------     ---------    --------    --------   -------  --------


Class A             NA        $4,473               NA        $1,924,223             NA          NA           NA         NA        NA
Class B       $235,537          $724         $141,634           $65,898        $19,126      $1,325       $4,683     $1,213   $44,664
Class C       $812,934          $198         $891,172          $227,722       $126,373      $8,476      $29,588     $8,057        $0
Class R        $43,237            $0          $15,271           $34,991        $83,806      $5,910      $19,898     $5,355        $0



DWS RREEF Real Estate Securities Fund

The following table shows, for Class A shares, the aggregate amount of underwriting commissions paid to DWS-SDI, the amount in commissions it paid out to brokers and the amount of underwriting commissions retained by DWS-SDI.


                                                               Aggregate
                                                              Commissions
                                               Aggregate        Paid to      Aggregate Commissions       Aggregate
                               Fiscal Year       Sales       Unaffiliated     Paid to Affiliated        Commissions
Fund                           As of 12/31    Commissions        Firms               Firms          Retained by DWS-SDI
----                           -----------    -----------        -----               -----          -------------------



DWS RREEF Real Estate
Securities Fund                     2006              $                $                 $                     $
                                    2005       $199,000         $108,000           $12,000               $79,000
                                    2004       $196,000          $91,000           $21,000               $84,000



Certain Trustees or officers of the Fund are also directors or officers of the Advisor or DWS-SDI, as indicated under "Officers and Trustees."

                             FUND SERVICE PROVIDERS

Custodian, Transfer Agent and Shareholder Service Agent

The Fund employs State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian. SSB has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the 1940 Act. SSB uses Deutsche Bank AG, an affiliate of the Investment Advisor, as subcustodian ("DB Subcustodian") in certain countries. To the extent the Fund holds any securities in the countries in which SSB uses DB Subcustodian as a subcustodian, those securities will be held by DB Subcustodian as part of a larger omnibus account in the name of SSB (the "Omnibus Account"). For its services, DB Subcustodian receives (1) an annual fee based on a percentage of the average daily net assets of the Omnibus Account and (2) transaction charges with respect to transactions that occur within the Omnibus Account.




Effective December 16, 2002, DWS Scudder Investments Service Company, an affiliate of the Advisor, is the Fund's transfer agent, dividend paying and shareholder services agent ("DWS-SISC" or the "transfer agent"). For the year ended December 31, 2006, transfer agent charges to the Fund by DWS-SISC aggregated $_______. For the year ended December 31, 2005, transfer agent charges to the Fund by DWS-SISC aggregated $541,477. For the year ended December 31, 2004, transfer agent charges to the Fund by DWS-SISC aggregated $383,320.


Prior to July 1, 2006 Investment Company Capital Corp. ("ICCC"), an affiliate of the Advisor and the Custodian, also provided certain accounting services to the Fund under a Master Services Agreement between the Fund and ICCC. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

Average Daily Net Assets                    Incremental Annual Accounting fee
------------------------                    ---------------------------------

$0 - $10,000,000                                         $13,000 (fixed fee)
$10,000,000 - $20,000,000                                0.100%
$20,000,000 - $30,000,000                                0.080%
$30,000,000 - $40,000,000                                0.060%
$40,000,000 - $50,000,000                                0.050%
$50,000,000 - $60,000,000                                0.040%
$60,000,000 - $70,000,000                                0.030%
$70,000,000 - $100,000,000                               0.020%
$100,000,000 - $500,000,000                              0.015%
$500,000,000 - $1,000,000,000                            0.005%
over $1,000,000,000                                      0.001%


For the year ended December 31, 2006, the amount charged the Fund by ICCC aggregated $_______. For the year ended December 31, 2005, the amount charged the Fund by ICCC aggregated $149,765. For the year ended December 31, 2004, the amount charged the Fund by ICCC aggregated $150,909.


Effective July 1, 2006, the Fund pays transfer agency fees directly in accordance to the following fee schedule:


                                                    Class A(1)   Class B    Class C    Institutional      Class R

Annual Per Account Fee (Retail & IRA)                 $10.00      $10.00     $10.00        $10.00          $10.00
Annual Per Account Fee (401(k) Retirement)            $18.00      $18.00     $18.00        $18.00          $18.00
Annual Asset Based Fee                                0.08%       0.08%      0.08%         0.08%           0.08%

Account Processing Fees:
CDSC                                                   N/A        $2.00       N/A           N/A             N/A
Redemption Fee                                        $2.00       $2.00      $2.00         $2.00           $2.00
New Account Fee                                       $5.00       $5.00      $5.00         $5.00           $5.00
Closed Accounts Fee (Retail & IRA)                     N/A         N/A        N/A           N/A             N/A
Closed Accounts Fee (401(k) Retirement)                N/A         N/A        N/A           N/A             N/A

(1) The "new account fee" is not applicable to Class A accounts established from a conversion from a Class B account.

Independent Registered Public Accounting Firm


The financial highlights of the Fund included in the Fund's Prospectuses and the Financial Statements of the Fund incorporated by reference in this SAI have been so included or incorporated by reference in reliance on the reports of [_________________________], independent registered public accounting firm, [_______________________], given on the authority of said firm as experts in auditing and accounting. [______________________] audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as legal counsel for the Fund.


Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Independent Trustees to the Trust.

Regulatory Matters

On  September  28,  2006,  the SEC and the National  Association  of  Securities
Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DeAM, Inc.") and Scudder Distributors, Inc. ("DWS-SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DeAM, Inc. failed to disclose potential conflicts of interest to the funds' Boards and to shareholders relating to DWS-SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DeAM, Inc. and DWS-SDI neither admitted nor denied any of the regulators' findings, DIMA, DeAM, Inc. and DWS-SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares.

As part of the settlements, DIMA, DeAM, Inc. and DWS-SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the funds' Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Additional  information  announced by DeAM  regarding  the terms of the expected
settlements          will         be         made          available          at
www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

For discussion of other regulatory matters see the Fund's prospectuses.


                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution by the Fund will be reinvested in shares of the same class of the Fund if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Fund (including applicable sales charges) next determined after receipt in good order by DWS-SDI of the order accompanied by payment. Orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the determination of net asset value will be confirmed at a price based on the net asset value next determined after receipt by DWS-SDI ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, DWS Scudder Investments Service Company, the Fund's transfer agent ("DWS-SISC" or the "Transfer Agent"), or sub-transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DWS-SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor ("financial institutions"), to accept purchase and redemption orders for the Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund's behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


DWS-SDI has adopted an Incentive Plan (the "Plan") covering wholesalers that are regional vice presidents ("DWS Scudder Wholesalers"). Generally, DWS Scudder Wholesalers market shares of the DWS funds to your financial advisor, who in turn may recommend that you purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Scudder Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories--"Core," "Satellite" or "Non-Core/Satellite"-taking into consideration, among other things, the following criteria, where applicable:

o        The Fund's 3-year performance;
o        The Fund's Morningstar rating;
o        Market size for the fund category;
o        The Fund's size, including sales and redemptions of the Fund's shares;
o        The length of time the Fund's Portfolio Managers have managed the Fund;
         and
o        The Fund's consistency with DWS Scudder's branding.

This information and other factors are presented to a committee comprised of representatives from various groups within DWS Scudder, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund's placement in a given category; all these factors together are considered, and the designation of funds in the Core and Satellite categories represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS funds' Web site at www.dws-scudder.com, approximately one month after the end of each quarter. DWS Scudder Wholesalers will receive the highest compensation for Core funds, less for Satellite funds and the lowest for Non-Core/Satellite funds.

In the normal course of business, DWS Scudder will from time to time introduce new funds into the DWS family of funds. As a general rule, all new funds will be placed in a New Fund compensation category for a minimum period of four consecutive quarters, and DWS Scudder Wholesalers will be paid at a rate that is equivalent to that of the Core Fund category. After that four quarter period, each fund in the New Fund category will be reviewed by the committee and either assigned to one of the three categories or continued as a New Fund at that time.

The prospect of receiving, or the receipt of, additional compensation by a DWS Scudder Wholesaler under the Plan may provide an incentive to favor marketing the Core or Satellite funds over the Non-Core/Satellite funds. The Plan, however, will not change the price that you pay for shares of a fund. The DWS Scudder Compliance Department monitors DWS Scudder Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of the Fund may be purchased or redeemed on any business day at the net asset value next determined after receipt of the order, in good order, by the transfer agent. Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their brokers, service organization or designated intermediary. The broker or intermediary may charge an investor a transaction fee.

QuickBuy and QuickSell (not applicable to Class R shares). QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or the Direct Deposit Purchase Plan ("Direct Deposit") may not be redeemed under this privilege until such shares have been owned for at least 10 calendar days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and DWS-SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectuses and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see "Policies You Should Know About" in the Fund's Prospectuses.

The Fund may waive any minimum for purchases by a current or former director or trustee of the DWS mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates, or a sub-advisor to any fund in the DWS family of funds, or a broker-dealer authorized to sell shares of the funds.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and DWS-SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

DWS-SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a DWS Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on the subaccount record keeping system maintained for DWS-branded plans by ADP, Inc. under an alliance with DWS-SDI and its affiliates, (iii) the registered representative placing the trade is a member of Executive Council, a group of persons designated by DWS-SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission. Furthermore, DWS Scudder Distributors, Inc. may, from time to time, pay or allow to firms a 0.25% commission on the amount of Class R shares of the Fund sold.

In addition to the discounts or commissions described herein and the prospectus, DWS-SDI, the Advisor or its affiliates may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by DWS-SDI.

Upon notice to all dealers, DWS-SDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

DWS-SDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund in accordance with the Large Order NAV Purchase Privilege and one of the three compensation schedules as follows:


            Compensation Schedule #1:                     Compensation Schedule #2:
    Retail Sales and DWS Scudder Flex Plan(1)          DWS Scudder Retirement Plans(2)
    --------------------------------------             -------------------------------
                                       As a                                   As a
Amount of                          Percentage of       Amount of       Percentage of Net
Shares Sold                       Net Asset Value     Shares Sold         Asset Value
-----------                       ---------------     -----------         -----------

$1 million to $3 million               1.00%        Over $3 million      0.00% - 0.50%

Over $3 million to $50 million         0.50%               --                   --

                                       33

            Compensation Schedule #1:                     Compensation Schedule #2:
    Retail Sales and DWS Scudder Flex Plan(1)          DWS Scudder Retirement Plans(2)
    --------------------------------------             -------------------------------
                                       As a                                   As a
Amount of                          Percentage of       Amount of       Percentage of Net
Shares Sold                       Net Asset Value     Shares Sold         Asset Value
-----------                       ---------------     -----------         -----------

Over $50 million                       0.25%               --                   --


                    Compensation Schedule #3:
                   DWS Scudder Choice Plan(3)
                   --------------------------
Amount of                             As a Percentage of Net
Shares Sold                                 Asset Value
-----------                                 -----------

All amounts                                    1.00%

(1) For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, DWS-SDI will consider the cumulative amount invested by the purchaser in the Fund and other DWS Funds including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to below.

(2) Compensation Schedules 2 applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates.

(3)      DWS-SDI compensates UBS Financial at the rate 0.50%.

DWS-SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. DWS-SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. Except as provided below, for sales of Class C shares, DWS-SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares, and, for periods after the first year, DWS-SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. For sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates, DWS-SDI does not advance the first year distribution fee and for periods after the date of sale, DWS-SDI currently pays firms a distribution fee, payable quarterly, at an annual rate of 0.75% based on net assets as of the last business day of the month attributable to Class C shares maintained and serviced by the firm. DWS-SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares.


Revenue Sharing

In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of investors and Fund shares ("revenue sharing").

The  Advisor,  the  Distributor  and/or  their  affiliates  may  pay  additional compensation, out of their own assets and not as an additional charge to the Fund, to financial advisors in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency fees payable by the Fund (generally by reimbursement to the Distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in the Prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting or shareholder processing services and/or for providing a fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares, or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the Fund serviced and maintained by the financial advisor, .05% to .40% of sales of the Fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Fund or of any particular share class of the Fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors

A G Edwards & Sons Inc.
AIG Advisors Group
Cadaret, Grant & Co. Inc.
Brown Brothers Harriman
Capital Analyst, Incorporated
Citicorp Investment Services
Citigroup Global Markets, Inc. (dba Smith Barney)
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) HD Vest Investment Securities, Inc.
ING Group
LaSalle Financial Services, Inc.
Linsco/Private Ledger Corp.
McDonald Investments Inc.
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley
Oppenheimer & Co., Inc.
Pacific Select Distributors Group
The Principal Financial Group

Prudential Investments
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wachovia Securities
Wells Fargo Investments, LLC

Channel: Fund Supermarket Platforms

ADP Clearing
Charles Schwab & Co., Inc.
E*Trade
Fidelity Investments
First Trust
National Financial
National Investor Services Corporation
Pershing LLC
USAA Investment Management

Channel: Defined Contribution Investment Only Platforms

401K Investment Services
ACS / Buck Consultants
ADP, Inc.
Alliance Benefit Group Financial Services Corp.
American Express Financial Advisors, Inc.
AMG Service Corp. / Lincoln Retirement Services Company, LLC
AST Trust Company
Benefit Administration
BISYS
Ceridian Retirement Plan Services
Charles Schwab & Co., Inc.
Charles Schwab Trust Company
City National Bank
Citistreet
C.N.A. Trust
Compusys/ERISA Group Inc.
Copeland Companies
CPI Qualified Plans Daily Access.Com Inc.
Digital Retirement Solutions
Edgewood Services
Expert Plan Inc.
Federated Securities Corp.
Fidelity Institutional Retirement Services Company
Fisserv
Franklin Templeton Defined Contribution
GoldK
Great West Life and Annuity / BenefitsCorp Equities Inc.
Hand Securities
Hartford Life Insurance Company
Hewitt Assoc. LLC
ING Aetna Trust Company
Invesmart
JPMorgan Retirement Plan Services LLC

John Hancock
Lincoln National Life
Marsh Insurance & Investment Company
Marshall & Ilsley Trust Company
Maryland Supplemental Retirement Plan
Matrix Settlement & Clearance
Mercer HR Services
Merrill Lynch, Pierce, Fenner & Smith Inc.
Met Life
MFS
Mid Atlantic Capital Corporation
Nationwide Trust Company
Nationwide Financial
Neuberger Berman
New York Life Investment Management Service Company
Nyhart/Alliance Benefit Group Indiana
PFPC, Inc.
Plan Administrators, Inc.
PNC Bank N.A.
Principal Life Insurance Company
Prudential Investments
Reliance Trust Company
Resource Trust (IMS)
Retirement Financial Services
State Street Bank and Trust Company
SunGard Investment Products Inc.
The Princeton Retirement Group, Inc.
T. Rowe Price
Union Bank of California
UMB Bank
Valic/Virsco Retirement Services Co
Vanguard Group
Wachovia Bank (First Union National Bank)
Wells Fargo
Wilmington Trust

Channel: Cash Product Platform

ADP Clearing & Outsourcing
Allegheny Investments LTD
Bank of New York (Hare & Co.)
Bear Stearns
Brown Investment Advisory & Trust Company
Brown Brothers Harriman
Cadaret Grant & Co.
Chase Manhattan Bank
Chicago Mercantile Exchange
Citibank, N.A.
D.A. Davidson & Company
DB Alex Brown/Pershing
DB Securities
Deutsche Bank Trust Company Americas
Emmett A. Larkin Company
Fiduciary Trust Co. - International
Huntleigh Securities
Lincoln Investment Planning

Linsco Private Ledger Financial Services
Mellon Bank
Nesbitt Burns Corp.
Penson Financial Services
Pershing Choice Platform
Profunds Distributors, Inc.
SAMCO Capital Markets (Fund Services, Inc.)
Saturn & Co. (Investors Bank & Trust Company)
Smith Moore & Company
Sungard Financial
Turtle & Co. (State Street)
UBS
US Bank
William Blair & Company

Channel: Third Party Insurance Platforms

Allmerica  Financial Life Insurance Company
Allstate Life  Insurance  Company of New York
Ameritas Life  Insurance Group
American General Life Insurance  Company
Annuity  Investors Life Insurance Company
Columbus  Life  Insurance  Company
Companion  Life  Insurance  Company
Connecticut  General Life  Insurance  Company
Farmers New World Life  Insurance Company
Fidelity Security Life Insurance Company
First Allmerica  Financial Life Insurance  Company
First  Great-West  Life and Annuity  Insurance  Company
First MetLife Investors  Insurance Company
Genworth Life Insurance Company of New York
Genworth  Life and  Annuity  Insurance  Company
Great  West  Life  and  Annuity Insurance  Company
Hartford Life  Insurance  Company
Hartford Life and Annuity Insurance  Company
ICMG  Registered  Variable  Life
John Hancock Life  Insurance Company  of New  York
John  Hancock  Life  Insurance  Company  (U.S.A.)
Kemper Investors Life Insurance  Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity  Company of New York
Lincoln  National  Life  Insurance  Company
Massachusetts  Mutual  Life  Insurance  Company
MetLife  Group  Minnesota  Life Insurance  Company
Mutual of  America  Life  Insurance  Company
National  Life Insurance Company
Nationwide Financial Services Inc.
Nationwide Life and Annuity Company of America
Nationwide  Life Insurance  Company of America
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
Sun Life Assurance Company of Canada (U.S.)
Sun Life  Assurance  and Annuity  Company of New York

Symetra Life Insurance  Company
Transamerica  Life  Insurance  Company
Union  Central  Life Insurance  Company
United of Omaha Life Insurance  Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS Funds or a particular DWS Fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.

It is likely that broker-dealers that execute portfolio transactions for the Fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the Advisor, the Distributor and/or their affiliates will not use Fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


Class A Purchases. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                   Sales Charge
                                                                   ------------
                                                                                         Allowed to Dealers
                                           As a Percentage of    As a Percentage of     as a Percentage of
Amount of Purchase                           Offering Price       Net Asset Value*         Offering Price
------------------                           --------------       ----------------         --------------

Less than $50,000                                   5.75%                 6.10%                 5.20%
$50,000 but less than $100,000                      4.50                  4.71                  4.00
$100,000 but less than $250,000                     3.50                  3.63                  3.00
$250,000 but less than $500,000                     2.60                  2.67                  2.25
$500,000 but less than $1 million                   2.00                  2.04                  1.75
$1 million and over                                  .00**                 .00***              ****

*        The Offering Price includes the sales charge.

**       Rounded to the nearest one-hundredth percent.

*** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

****     Commission is payable by DWS-SDI as discussed below.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a) a current or former director or trustee of Deutsche or DWS mutual funds;

(b) an employee (including the employee's spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank or its affiliates or of a subadvisor to any fund in the DWS family of funds or of a broker-dealer authorized to sell shares of the Fund or service agents of the funds;

(c) certain professionals who assist in the promotion of DWS mutual funds pursuant to personal services contracts with DWS-SDI, for themselves or members of their families. DWS-SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(d) any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (a) and (b);

(e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(f) selected employees (including their spouses or life partners and children or stepchildren age 21 or younger) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with DWS-SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(g) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(h) through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by DWS-SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund;

(i) employer sponsored employee benefit plans using the Flex subaccount recordkeeping system ("Flex Plans") made available through ADP under an alliance with DWS-SDI and its affiliates, established prior to October 1, 2003, provided that the Flex Plan is a participant-directed plan that has not less than 200 eligible employees;

(j) investors investing $1 million or more, either as a lump sum or through the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above (collectively, the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is available;


(k) defined contribution investment only plans with a minimum of $1,000,000 in plan assets regardless of the amount allocated to the DWS funds;

In addition, Class A shares may be sold at net asset value in connection with:

(l) the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends, and under other circumstances deemed appropriate by DWS-SDI and consistent with regulatory requirements; and

(m) a direct "roll over" of a distribution from a Flex Plan or from participants in employer sponsored employee benefit plans maintained on the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates into a DWS Scudder IRA.

(n)      reinvestment of fund dividends and distributions;

(o) exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in the fund.


Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (i) Proposed Settlement with Defendants; and (ii) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, DWS-SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by DWS-SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or DWS-SDI whenever a quantity discount or reduced sales charge is applicable to a purchase. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Combined Purchases. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any DWS Funds that bear a sales charge.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of Class A shares of DWS Funds that bear a sales charge made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by DWS-SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through ADP, Inc. under an alliance with DWS-SDI and its affiliates may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price which is determined by adding the maximum applicable sales load charged to the net asset value) of all Class A shares of such DWS Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all Class A shares of DWS Funds that bear a sales charge (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor or his or her immediate family members (including the investor's spouse or life partner and children or stepchildren age 21 or younger).


For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described above, employer sponsored employee benefit plans using the Flex subaccount record keeping system available through ADP, Inc. under an alliance with DWS-SDI and its affiliates may include: (a) Money Market Funds as "DWS Funds", (b) all classes of shares of any DWS Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system. Once eligible plan assets under this provision reach the $1,000,000 threshold, a later decline in assets below the $1,000,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.


Purchase of Class B Shares. Class B shares of the Fund are offered at net asset value. No initial sales charge is imposed. Class B shares sold without an initial sales charge allow the full amount of the investor's purchase payment to be invested in Class B shares for his or her account. Class B shares have a contingent deferred sales charge of 4.00% that declines (for shares sold within six years of purchase) and Rule 12b-1 fees, as described in the Fund's Prospectus and SAI. Class B shares automatically convert to Class A shares after six years.

Purchase of Class C Shares. Class C shares of the Fund are offered at net asset value. No initial sales charge is imposed which allows the full amount of the investor's purchase payment to be invested in Class C shares for his or her account. Class C shares are subject to a contingent deferred sales charge of 1.00% (for shares sold within one year of purchase) and Rule 12b-1 fees, as described in the Fund's Prospectus and this SAI.

Purchase of Institutional Class Shares. Information on how to buy shares is set forth in the section entitled "Buying and Selling Shares" in the Fund's Prospectus. The following supplements that information. The minimum initial investment for Institutional Class shares is $250,000. There is no minimum subsequent investment requirement for the Institutional Class shares. This minimum amount may be changed at any time in management's discretion.

To sell shares in a retirement account other than an IRA, your request must be made in writing, except for exchanges to other eligible funds in the DWS family of funds, which can be requested by phone or in writing.

Multi-Class Suitability.

DWS-SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. Orders to purchase Class B shares of $100,000 or more and orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and employer-sponsored employee benefit plans using the subaccount record keeping system ("System") maintained for Scudder-branded plans under an alliance with DWS-SDI and its affiliates ("DWS Scudder Flex Plans" and "DWS Scudder Choice Plans").

The following provisions apply to DWS Scudder Flex Plans and DWS Scudder Choice Plans.

a. Class B Share DWS Scudder Flex Plans. Class B shares have not been sold to DWS Scudder Flex Plans that were established on the System after October 1, 2003. Orders to purchase Class B shares for a DWS Scudder Flex Plan established on the System prior to October 1, 2003 that has regularly been purchasing Class B shares will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS Funds or other eligible assets held by the plan is $100,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $100,000 threshold. A later decline in assets below the $100,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.

b. Class C Share DWS Scudder Flex Plans. Orders to purchase Class C shares for a DWS Scudder Flex Plan, regardless of when such plan was established on the System, will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS Funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $1,000,000 threshold. A later decline in assets below the $1,000,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.

c. Class C Share DWS Scudder Choice Plans. Orders to purchase Class C shares for a DWS Scudder Choice Plan that has been regularly purchasing Class C shares will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS Funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for purchases made beginning in the month after eligible plan assets reach the $1,000,000 threshold. In addition, as a condition to being permitted to use the Choice Plan platform, plans must agree that, within one month after eligible plan assets reach the $1,000,000 threshold, all existing Class C shares held in the plan will be automatically converted to Class A shares.

The procedures described above do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial representative.

Purchase of Class R Shares. Information on how to buy shares is set forth in the Fund's Prospectus. The following supplements that information. Class R shares are subject to an annual distribution and shareholder servicing fee of 0.50% (0.25% distribution fee and 0.25% shareholder servicing fee). Investors may invest in Class R shares through certain retirement and other plans. Employer-sponsored retirement plans include: all Section 401(a) and 487 Plans, certain Section 403(b)(7) plans; 401(k) profit sharing, money purchase pension and defined benefit plans; and non-qualified deferred compensation plans.


You may buy Class R shares if you are a participant in any of the following types of employer sponsored plans that offer R shares of the Fund:

o        All section 401(a) and 457 plans

o        Certain section 403(b)(7) plans

o 401(k), profit sharing, money purchase pension and defined benefit plans

o        Non-qualified deferred compensation plans

The Fund's transfer agent monitors transactions in Class R shares to help to ensure that investors purchasing Class R shares meet the above eligibility requirements. If the transfer agent is unable to verify that an investor meets the eligibility requirements for Class R, either following receipt of a completed application form within time frames established by the fund or as part of its ongoing monitoring, the transfer agent may take corrective action up to and including canceling the purchase order or redeeming the account.


Automatic Investment Plan. A shareholder may purchase shares of the Fund through an automatic investment program. With Direct Deposit, investments are made automatically (minimum $50 and maximum $250,000 for both initial and subsequent investments) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Direct Deposit in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

It is our policy to offer purchase privileges to current or former directors or trustees of the DWS mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the Fund. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If the Fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The Fund also reserves the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions

The Fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all Fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the Fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the Fund. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value (including any applicable sales charge) of the Fund next determined after receipt in good order by DWS-SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) the Fund is prevented from disposing of its investments, or
(ii) the Fund is prevented from pricing its shares, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to DWS-SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A and Class C shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to a CDSC, may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using the Automatic Withdrawal Plan must reinvest Fund distributions.

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Automatic Withdrawal Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Fund or its agent on written notice, and will be terminated when all shares of the Fund under the Automatic Withdrawal Plan have been liquidated or upon receipt by the Fund of notice of death of the shareholder.

The purchase of Class A and Class C shares while participating in an automatic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March of the year of investment will be eligible for the second year's charge if redeemed on or after March of the following year. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. DWS-SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class A CDSC will be waived in the event of:

(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a
         participant-directed   qualified  retirement  plan  described  in  Code
         Section 403(b)(7) which is not sponsored by a K-12 school district;

(b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates;

(c) the redemption of shares of a shareholder (including a registered joint owner) who has died;

(d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

(e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and

(f) redemptions of shares whose dealer of record at the time of the investment notifies DWS-SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

The Class B CDSC will be waived  for the  circumstances  set forth in items (c),
(d) and (e) above for Class A shares. In addition, this CDSC will be waived:

(g) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's DWS Scudder IRA accounts); and

(i) in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by ADP under an alliance with DWS-SDI and its affiliates: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege), (2) in connection with retirement distributions (limited at any one time to 12% of the total value of plan assets invested in the Fund), (3) in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code,
         (4) representing returns of excess contributions to such plans and (5) in connection with direct "roll over" distributions from a Flex Plan into a DWS Scudder IRA under the Class A net asset value purchase privilege.

The Class C CDSC will be waived  for the  circumstances  set forth in items (b),
(c), (d) and (e) above for Class A shares and for the circumstances set forth in items (g) and (h) above for Class B shares. In addition, this CDSC will be waived for:

(j) redemption of shares by an employer-sponsored employee benefit plan that offers funds in addition to DWS Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and

(k) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other DWS Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of DWS Target Fund are available on exchange only during the offering period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, NY Tax-Free Money Fund Investment, Treasury Money Fund -- Class Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund -- Institutional, Cash Reserve Fund, Inc. Prime Series, Cash Reserve Fund, Inc. Treasury Series, Cash Reserve Fund, Inc. Tax-Free Series, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with DWS-SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California; and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

Shareholders must obtain prospectus(es) of the fund they are exchanging into from dealers, other firms or DWS-SDI.

Automatic Exchange Plan (not applicable to Class R shares). The owner of $1,000 or more of any class of shares of a DWS Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such DWS Fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Dividends

The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

The Fund intends to pay distributions of substantially all of its income annually.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B, Class C and Class R Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B, Class C and Class R Shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain distributions, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain distributions in cash and long-term capital gain distributions in shares of the same class at net asset value; or

2.       To receive income and capital gain distributions in cash.

Distributions will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other DWS Funds with multiple classes of shares or DWS Funds as provided in the prospectuses. To use this privilege of investing dividends of the Fund in shares of another DWS Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of the Fund and confirmations will be mailed to the shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

Taxation of the Fund. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income:

(a) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

(b) The Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer of such other securities to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer, of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

(c) The Fund is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. Such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but that are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of the Fund.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with a lower rate applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning on or before December 31, 2020. A portion of the proceeds from the disposition of certain real property assets held for more than one year may produce "unrecaptured section 1250 gain." Any unrecaptured section 1250 gain received by the Fund will be taxable to shareholders at a 25% rate.

In order for some portion of the dividends received by the Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Qualified dividend income does not include interest from fixed-income securities. Dividends received by the Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. If the aggregate dividends received by the Fund during any taxable year are less than 95% of the Fund's dividends (excluding net long-term capital gain over net short-term capital loss), that portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which the Fund is entitled are disclosed in the Fund's annual and semi-annual reports to shareholders.

All distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. However, if any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for fewer than 46 days during the 91-day period beginning 45 days before the shares become ex-dividend.

Transactions in Fund Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable US income tax treaty. If more than 50% of the value of the Fund's total assets consist of securities issued by foreign corporations, the Fund will be eligible to elect to pass through to shareholders their proportionate share of any foreign taxes paid. The result of such an election would be that shareholders would include in income, and may be entitled to take the credits or deductions for such foreign taxes.

Passive Foreign Investment Companies. Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a US federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The mark-to-market election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the "IRS"). The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Tax Effects of Certain Transactions. The Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other strategic transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate the Fund's income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

The Fund's investment in zero coupon bonds and other debt obligations having original issue discount may cause the Fund to recognize taxable income in excess of any cash received from the investment.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Other Tax Considerations. Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares.

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-US Shareholders. Dividends paid by the Fund to non-US shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-US shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-US shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-US shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular US income tax as if the non-US shareholder were a US shareholder. A non-US corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-US shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-US shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For taxable years beginning January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's US source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-US shareholder will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-US shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Foreign shareholders of the Fund must treat a distribution attributable to the Fund's sale of a real estate investment trust or other U.S. real property holding company as real property gain if 50% or more of the value of the Fund's assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from the Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the mutual fund from real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An equity security is valued at its most recent sale price on the security's primary exchange or over-the-counter ("OTC") market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price.


Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors, including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated price obtained from a broker-dealer. Other debt securities not addressed above are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, if applicable, on the value date obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.


An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              TRUSTEES AND OFFICERS

The overall business and affairs of the Trust and the Fund are managed by the Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with its investment advisor and administrator, distributor, custodian and transfer agent. The

Board of Trustees and the executive officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is appointed or elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly appointed and qualified.

The following table presents certain information regarding the Trustees of the Trust. Each Trustee's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Trustee is until the election and qualification of a successor, or until such Trustee sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. The Trustees may also serve in similar capacities with other funds in the fund complex.

The following individuals hold the same position with the Fund and the Trust.

Independent Trustees


Name, Year of Birth,                                                                                  Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served             Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr.    President,  WGBH Educational Foundation.  Directorships:  Becton Dickinson        86
(1943)                  and  Company  (medical  technology   company);   Belo  Corporation  (media
Trustee since 2006      company);   Concord  Academy;  Boston  Museum  of  Science;  Public  Radio
                        International;  DWS Global High Income Fund,  Inc.  (since  October 2005);
                        DWS Global  Commodities  Stock Fund,  Inc.  (since October  2005).  Former
                        Directorships:  American Public  Television;  New England Aquarium;  Mass.
                        Corporation  for  Educational  Telecommunications;  Committee for Economic
                        Development; Public Broadcasting Service

Dawn-Marie Driscoll     President,   Driscoll  Associates  (consulting  firm);  Executive  Fellow,        88
(1946)                  Center for Business Ethics, Bentley College;  formerly,  Partner, Palmer &
Chairman since 2006     Dodge  (1988-1990);  Vice  President  of  Corporate  Affairs  and  General
Trustee since 2006      Counsel, Filene's (1978-1988).  Directorships:  Advisory Board, Center for
                        Business Ethics,  Bentley College;  Member,  Southwest  Florida  Community
                        Foundation  (charitable  organization);  Director,  DWS Global High Income
                        Fund, Inc. (since October 2005), DWS Global  Commodities  Stock Fund, Inc.
                        (since October 2005),  DWS RREEF Real Estate Fund, Inc. (since April 2005)
                        and DWS RREEF  Real  Estate  Fund II,  Inc.  (since  April  2005).  Former
                        Directorships:   Investment   Company   Institute;   Former   Memberships:
                        Executive   Committee  of  the  Independent   Directors   Council  of  the
                        Investment Company Institute

Keith R. Fox            Managing  General  Partner,  Exeter Capital  Partners (a series of private        88
(1954)                  equity funds).  Directorships:  Progressive Holding  Corporation  (kitchen
Trustee since 2006      goods   importer  and   distributor);   Cloverleaf   Transportation   Inc.
                        (trucking);  Natural History,  Inc.  (magazine  publisher);  Box Top Media
                        Inc.  (advertising),  DWS Global High Income  Fund,  Inc.  (since  October
                        2005), DWS Global  Commodities  Stock Fund, Inc. (since October 2005), DWS
                        RREEF Real Estate Fund,  Inc. (since April 2005) and DWS RREEF Real Estate
                        Fund II, Inc. (since April 2005)

                                       55

Name, Year of Birth,                                                                                  Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served             Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------

Kenneth C. Froewiss     Clinical   Professor   of   Finance,   NYU  Stern   School   of   Business        86
(1945)                  (1997-present);  Director,  DWS Global High Income Fund, Inc. (since 2001)
Trustee since 2006      and DWS Global Commodities Stock Fund, Inc. (since 2004); Member,  Finance
                        Committee, Association for Asian Studies (2002-present); Director,   Mitsui
                        Sumitomo   Insurance   Group   (US)  (2004-present);   prior  thereto,
                        Managing  Director,  J.P.  Morgan  (investment banking firm)  (until 1996)

Martin J. Gruber        Nomura  Professor of Finance,  Leonard N. Stern  School of  Business,  New        88
(1937)                  York University (since September 1965); Director,  Japan Equity Fund, Inc.
Trustee since 1999      (since  January  1992),  Thai Capital Fund,  Inc.  (since  January  2000),
                        Singapore Fund,  Inc.  (since January 2000),  DWS Global High Income Fund,
                        Inc. (since October 2005), DWS Global  Commodities Stock Fund, Inc. (since
                        October 2005),  DWS RREEF Real Estate Fund, Inc. (since April 2005 and DWS
                        RREEF Real Estate Fund II, Inc.  (since  April 2005).  Formerly,  Trustee,
                        TIAA (pension funds) (January  1996-January 2000);  Trustee, CREF and CREF
                        Mutual Funds (January  2000-March  2005);  Chairman,  CREF and CREF Mutual
                        Funds (February  2004-March  2005); and Director,  S.G. Cowen Mutual Funds
                        (January 1985-January 2001)

Richard J. Herring      Jacob Safra  Professor of  International  Banking and  Professor,  Finance        88
(1946)                  Department,  The Wharton School,  University of  Pennsylvania  (since July
Trustee since 1999      1972);  Director,  Lauder  Institute of International  Management  Studies
                        (since July 2000);  Co-Director,  Wharton  Financial  Institutions  Center
                        (since July 2000);  Director,  DWS Global High Income  Fund,  Inc.  (since
                        October 2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since October
                        2005),  DWS RREEF Real Estate Fund,  Inc. (since April 2005) and DWS RREEF
                        Real Estate Fund II, Inc.  (since  April  2005).  Formerly,  Vice Dean and
                        Director, Wharton Undergraduate Division (July 1995-June 2000)

Graham E. Jones         Senior Vice President,  BGK Realty,  Inc.  (commercial real estate) (since        88
(1933)                  1995);  Director,  DWS Global High Income Fund, Inc. (since October 2005),
Trustee since 2002      DWS Global  Commodities  Stock Fund, Inc. (since October 2005),  DWS RREEF
                        Real Estate Fund,  Inc.  (since April 2005) and DWS RREEF Real Estate Fund
                        II, Inc.  (since  April  2005).  Formerly,  Trustee of various  investment companies  managed  by Sun  Capital  Advisors,  Inc.  (1998-2005),  Morgan
                        Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)

Rebecca W. Rimel        President  and  Chief  Executive   Officer,   The  Pew  Charitable  Trusts        88
(1951)                  (charitable  foundation)  (1994 to  present);  Trustee,  Thomas  Jefferson
Trustee since 2002      Foundation   (charitable   organization)   (1994  to  present);   Trustee,
                        Executive  Committee,  Philadelphia Chamber of Commerce (2001 to present);
                        Director,  DWS Global High Income Fund,  Inc.  (since October  2005);  DWS
                        Global  Commodities  Stock Fund, Inc. (since October 2005), DWS RREEF Real
                        Estate  Fund,  Inc.  (since April 2005) and DWS RREEF Real Estate Fund II,
                        Inc. (since April 2005). Formerly,  Executive Vice President, The Glenmede
                        Trust Company  (investment  trust and wealth  management)  (1983 to 2004);
                        Trustee, Investor Education (charitable organization) (2004-2005)

                                       56

Name, Year of Birth,                                                                                  Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served             Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------

Philip Saunders, Jr.    Principal,  Philip Saunders Associates (economic and financial consulting)        88
(1935)                  (since November 1988);  Director, DWS Global High Income Fund, Inc. (since
Trustee since 1986      October 2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since October
                        2005),  DWS RREEF Real Estate Fund,  Inc. (since April 2005) and DWS RREEF
                        Real  Estate  Fund  II,  Inc.  (since  April  2005).  Formerly,  Director,
                        Financial Industry Consulting,  Wolf & Company  (consulting)  (1987-1988);
                        President,  John Hancock Home  Mortgage  Corporation  (1984-1986);  Senior
                        Vice  President of Treasury and Financial  Services,  John Hancock  Mutual
                        Life Insurance Company, Inc. (1982-1986)

William N. Searcy, Jr.  Private  investor since October 2003;  Trustee of 7 open-end  mutual funds        88
(1946)                  managed by Sun Capital Advisers,  Inc. (since October 1998); Director, DWS
Trustee since 2002      Global  High  Income  Fund,   Inc.   (since  October  2005),   DWS  Global
                        Commodities  Stock Fund, Inc. (since October 2005),  DWS RREEF Real Estate
                        Fund,  Inc.  (since  April  2005) and DWS RREEF Real  Estate Fund II, Inc.
                        (since April 2005).  Formerly,  Pension & Savings  Trust  Officer,  Sprint
                        Corporation(1) (telecommunications) (November 1989-October 2003)

Jean Gleason Stromberg  Retired.  Formerly,   Consultant  (1997-2001);   Director,  US  Government        88
(1943)                  Accountability Office (1996-1997);  Partner,  Fulbright & Jaworski, L.L.P.
Trustee since 2006      (law firm)  (1978-1996).  Directorships:  The  William  and Flora  Hewlett
                        Foundation;  Service  Source,  Inc.;  DWS Global  High Income  Fund,  Inc.
                        (since October  2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since
                        October  2005),  DWS RREEF Real Estate Fund,  Inc.  (since April 2005) and
                        DWS  RREEF  Real  Estate  Fund  II,  Inc.   (since  April  2005).   Former
                        Directorships:  Mutual Fund  Directors  Forum  (2002-2004),  American  Bar
                        Retirement  Association  (funding vehicle for retirement plans) (1987-1990 and 1994-1996)

Carl W. Vogt            Senior  Partner,  Fulbright  &  Jaworski,  L.L.P.  (law  firm);  formerly,        86
(1936)                  President (interim) of Williams College  (1999-2000);  President,  certain
Trustee since 2006      funds in the Deutsche Asset  Management  Family of Funds  (formerly,  Flag
                        Investors Family of Funds) (registered investment companies)  (1999-2000).
                        Directorships:   Yellow   Corporation   (trucking);   American  Science  &
                        Engineering (x-ray detection  equipment);  ISI Family of Funds (registered investment  companies,  4 funds  overseen);  National  Railroad  Passenger
                        Corporation  (Amtrak);  DWS Global High Income Fund,  Inc.  (since October
                        2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since  October 2005);
                        formerly, Chairman and Member, National Transportation Safety Board

Interested Trustee

Name, Year of Birth,                                                                                    Number of
Position with the                                                                                     Funds in Fund
 Fund and Length of                                                                                     Complex
   Time Served         Business Experience and Directorships During the Past 5 Years                    Overseen
---------------------------------------------------------------------------------------------------------------------
Axel Schwarzer(2)   Managing  Director,  Deutsche Asset  Management;  Head of Deutsche Asset  Management      84
(1958)              Americas;  CEO of DWS Scudder;  formerly,  board member of DWS Investments,  Germany
Trustee since       (1999-2005);  formerly,  Head of Sales and  Product  Management  for the  Retail and
2006                Private Banking Division of


                                       57

                    Deutsche  Bank  in  Germany  (1997-1999);   formerly,  various
                    strategic and operational  positions for Deutsche Bank Germany
                    Retail and Private Banking Division in the field of investment
                    funds,  tax  driven   instruments  and  asset  management  for
                    corporates (1989-1996)

----------
(1)  A publicly held company with securities  registered  pursuant to Section 12 of the Securities Exchange Act of 1934.

(2)  The mailing  address of Axel  Schwarzer is c/o Deutsche  Asset  Management,
     Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Trustee of the Trust by virtue of his positions with Deutsche
     Asset Management.

Officers

The following persons are officers of the Trust.

Name, Year of Birth,
Position with the
Fund and Length of
Time Served(1)(2)                   Business Experience and Directorships During the Past 5 Years
--------------------------------    --------------------------------------------------------------------------------------

Michael G. Clark(4)                 Managing  Director(3),  Deutsche  Asset  Management  (2006-present);  President,  The
(1965)                              Central Europe and Russia Fund,  Inc.  (since June 2006),  The European  Equity Fund,
President since 2006                Inc.  (since June 2006),  The New Germany Fund,  Inc.  (since June 2006),  DWS Global
                                    High Income Fund, Inc.  (since June 2006),  DWS Global  Commodities  Stock Fund, Inc.
                                    (since June 2006),  DWS RREEF Real Estate  Fund,  Inc.  (since June 2006),  DWS RREEF
                                    Real Estate Fund II, Inc.;  formerly,  Director of Fund Board  Relations  (2004-2006)
                                    and Director of Product Development  (2000-2004),  Merrill Lynch Investment Managers;
                                    Senior Vice President Operations, Merrill Lynch Asset Management (1997-2000)

Paul H. Schubert                    Managing  Director(3),   Deutsche  Asset  Management  (since  July  2004);  formerly,
(1963)                              Executive  Director,  Head of Mutual Fund  Services and  Treasurer  for UBS Family of
Chief Financial Officer since 2004  Funds  (1998-2004);  Vice President and Director of Mutual Fund Finance at UBS Global
Treasurer since 2005                Asset Management (1994-1998)

John Millette(4)                    Director(3), Deutsche Asset Management
(1962)
Secretary since 2003

Patricia DeFilippis                 Vice President,  Deutsche Asset Management (since June 2005);  Counsel, New York Life
(1963)                              Investment  Management  LLC  (2003-2005);  legal  associate,  Lord,  Abbett & Co. LLC
Assistant Secretary since 2005      (1998-2003)

Elisa D. Metzger                    Director(3),  Deutsche Asset Management (since September 2005); Counsel, Morrison and
(1962)                              Foerster LLP (1999-2005)
Assistant Secretary since 2005

Caroline Pearson(4)                 Managing Director(3), Deutsche Asset Management
(1962)
Assistant Secretary since 2002

Scott M. McHugh(4)                  Director(3), Deutsche Asset Management
(1971)
Assistant Treasurer since 2005

                                       58

Name, Year of Birth,
Position with the
Fund and Length of
Time Served(1)(2)                   Business Experience and Directorships During the Past 5 Years
--------------------------------    --------------------------------------------------------------------------------------

Kathleen Sullivan D'Eramo(4)        Director(3), Deutsche Asset Management
(1957)
Assistant Treasurer since 2003

John Robbins                        Managing  Director(3),  Deutsche  Asset  Management  (since  2005);  formerly,  Chief
(1966)                              Compliance  Officer  and  Anti-Money  Laundering  Compliance  Officer  for  GE  Asset
Anti-Money Laundering               Management (1999-2005)
Compliance Officer since 2005

Philip Gallo                        Managing Director(3), Deutsche Asset Management (2003-present).  Formerly, Co-Head of
(1962)                              Goldman Sachs Asset Management Legal (1994-2003)
Chief Compliance Officer
since 2004

A. Thomas Smith                     Managing Director(3),  Deutsche Asset Management  (2004-present);  formerly,  General
(1956)                              Counsel,  Morgan Stanley and Van Kampen and Investments  (1999-2004);  Vice President
Chief Legal Officer                 and Associate General Counsel,  New York Life Insurance Company  (1994-1999);  senior
since 2005                          attorney,  The Dreyfus  Corporation  (1991-1993);  senior  attorney,  Willkie  Farr &
                                    Gallagher LLP (1989-1991);  staff attorney,  U.S.  Securities and Exchange Commission and the Illinois Securities Department (1986-1989)


  (1) Unless otherwise indicated, the mailing address of each officer with respect to fund operations is 345 Park Avenue, New York, New York 10154.

  (2) Length of time served represents the date that each officer first began serving in that position with the Funds.

  (3)  Executive title, not a board directorship.

  (4)  Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the Advisor.

Officer's Role with Principal Underwriter:  DWS Scudder Distributors, Inc.

 Paul H. Schubert:                        Vice President
 Caroline Pearson:                         Secretary

Information Concerning Committees and Meetings of Trustees.

The Board of Trustees of the Trust met ten (10) times during calendar year ended December 31, 2005 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board Committees

Ms. Driscoll was elected Chair of the Board of the Trust in June 2006.

The Board has established the following standing committees: Audit Committee, Nominating/Corporate Governance Committee, Valuation Committee, Equity Oversight Committee, Fixed Income Oversight Committee,

Marketing/Distribution/Shareholder               Service              Committee,
Legal/Regulatory/Compliance Committee and Expense/Operations Committee.

The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations regarding the selection of the Fund's independent registered public accounting firm, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are Keith R. Fox (Chair), Kenneth C. Froewiss, Richard J. Herring, Graham E. Jones, Philip Saunders, Jr., William N. Searcy, Jr. and Jean Gleason Stromberg. The Audit Committee held six
(6) meetings during the calendar year 2005.

The Nominating/Corporate Governance Committee (i) recommends to the Board candidates to serve as Trustees and (ii) oversees and, as appropriate, makes recommendations to the Board regarding other fund governance-related matters, including but not limited to Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Trustees, allocations of assignments and functions of committees of the Board, and share ownership policies. The members of the Nominating/Corporate Governance Committee are Henry P. Becton, Jr. (Chair), Graham E. Jones, Rebecca W. Rimel and Jean Gleason Stromberg. The Nominating/Corporate Governance Committee held five (5) meetings during the calendar year 2005.

The Valuation Committee oversees Fund valuation matters, reviews valuation procedures adopted by the Board, determines the fair value of the Fund's securities as needed in accordance with the valuation procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary or appropriate. The members of the Valuation Committee are Keith
R. Fox, Kenneth C. Froewiss, Martin J. Gruber, Richard J. Herring and Philip Saunders, Jr. (Chair). The Valuation Committee held six (6) meetings during the calendar year 2005 with respect to the Fund.

The Board has established two Investment Oversight Committees, one focusing on DWS funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on DWS funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with portfolio managers and other investment personnel to review the Fund's investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Martin J. Gruber (Chair), Richard J. Herring, Rebecca W. Rimel, Philip Saunders, Jr. and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith
R. Fox, Kenneth C. Froewiss, William N. Searcy, Jr. (Chair) and Jean Gleason Stromberg. Each Investment Oversight Committee held six (6) meetings during the calendar year 2005.

The Marketing/Distribution/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the DWS funds and their shareholders, and (ii) the distribution-related services provided to the DWS funds and their shareholders. The members of the Marketing/Distribution/Shareholder Service Committee are Martin J. Gruber, Richard J. Herring (Chair), Rebecca W. Rimel, Jean Gleason Stromberg and Carl W. Vogt. The Marketing/Distribution/Shareholder Service Committee (previously known as the Shareholder Servicing and Distribution Committee) held six (6) meetings during the calendar year 2005.

The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the DWS funds, including the handling of pending or threatened litigation or regulatory action involving the DWS funds, (ii) general compliance matters relating to the DWS funds and (iii) proxy voting. The members of the Legal/Regulatory/Compliance Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Rebecca W. Rimel, William N. Searcy, Jr., Jean Gleason Stromberg and Carl W. Vogt (Chair). The Legal/Regulatory/Compliance Committee held six (6) meetings during the calendar year 2005.

The Expense/Operations Committee (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Fund, including the Fund's custody, fund accounting and insurance arrangements, and
(iii) reviews the Fund's investment adviser's brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Henry P. Becton, Jr., Dawn-Marie

Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones (Chair), Philip Saunders, Jr. and William N. Searcy, Jr. This committee held six (6) meetings during the calendar year 2005.

Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of DeAM, Inc. or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of DeAM, Inc., or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation from the Fund and aggregate compensation from all of the funds in the fund complex received by each Trustee during the calendar year 2005. Ms. Driscoll, Ms. Stromberg, and Messrs. Becton, Fox, Froewiss and Vogt became members of the Board on May 5, 2006 and received no compensation from the Fund during the relevant periods. Mr. Schwarzer became a member of the Board on May 5, 2006, is an interested person of the Fund and received no compensation from the Fund or any fund in the fund complex during the relevant periods. No Trustee of the Fund receives pension or retirement benefits from the Fund.

   Independent Trustee                          Aggregate Compensation From Fund
   -------------------                          --------------------------------
   Martin J. Gruber                                          $5,036
   Richard J. Herring                                        $5,077
   Graham E. Jones                                           $5,432
   Rebecca W. Rimel                                          $5,483
   Philip Saunders, Jr.                                      $5,467
   William N. Searcy, Jr.                                    $5,665

                                                Total Compensation from
   Name of Trustee                              Fund and Fund Complex(1)
   ---------------                              ------------------------
   Independent Trustee
   -------------------
   Henry P. Becton, Jr.(3)(4)(5)                             $164,000
   Dawn-Marie Driscoll(2)(3)(4)(5)                           $203,829
   Keith R. Fox(3)(4)(5)                                     $184,829
   Kenneth C. Froewiss(3)(4)(5)(6)                           $129,687
   Martin J. Gruber(7)(9)                                    $135,000
   Richard J. Herring(7)(8)(9)                               $136,000
   Graham E. Jones(7)(9)                                     $144,000
   Rebecca W. Rimel(7)(8)(9)                                 $146,280
   Philip Saunders, Jr.(7)(9)                                $145,000
   William N. Searcy, Jr.(7)(9)                              $150,500
   Jean Gleason Stromberg(3)(4)(5)                           $178,549
   Carl W. Vogt(3)(4)(5)                                     $162,049

(1)  The Fund Complex is composed of 165 funds.

(2) Includes $19,000 in annual retainer fees in Ms. Driscoll's role as Chairman of the Board.

(3)  For  each  Trustee,  except  Mr.  Froewiss,   total  compensation  includes
     compensation for service on the boards of 20 trusts/corporations compromised of 48 funds/portfolios. Each Trustee, except Mr. Froewiss, currently serves on the boards of 20 trusts/corporations comprised of 43 funds/portfolios. Mr. Froewiss currently serves on the boards of 23 trusts/corporations comprised of 46 funds/portfolios.

(4)  Aggregate  compensation  reflects amounts paid to the Trustees,  except Mr.
     Froewiss, for special meetings of ad hoc committees of the board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $5,500 for Mr. Becton, $26,280 for Ms. Driscoll, $25,280 for Mr. Fox, $18,000 for Ms. Stromberg and $3,500 for Mr. Vogt. These meeting fees were borne by the applicable DWS Funds.

(5) Aggregate compensation also reflects amounts paid to the Trustees for special meetings of the board in connection with reviewing the funds' rebranding initiatives to change to the DWS Family of Funds. Such amounts totaled $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Ms. Stromberg and $1,000 for Mr. Vogt. The funds were reimbursed for these meeting fees by Deutsche Asset Management.

(6) Mr. Froewiss was appointed to the previous board on September 15, 2005. His compensation includes fees received as a member of five DWS closed-end funds in 2005, for which he served on the board.

(7) During calendar year 2005, the total number of funds overseen by each Trustee was 55 funds.

(8) Of the amounts payable to Ms. Rimel and Dr. Herring in calendar year 2005, $45,630 and $28,724, respectively, was deferred pursuant to a deferred compensation plan.

(9) Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the previous board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $3,000 for Dr. Gruber, $3,000 for Dr. Herring, $11,000 for Mr. Jones, $12,280 for Ms. Rimel, $9,500 for Dr. Saunders and $17,500 for Mr. Searcy. These meeting fees were borne by the applicable funds.

Trustee Fund Ownership

The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund as of December 31, 2005.

Each Trustee owns over $100,000 of shares on an aggregate basis in all DWS Funds overseen by the Trustee as of December 31, 2005, except for Mr. Schwarzer, who does not own shares of any such fund. Mr. Schwarzer joined the U.S. Mutual funds business of Deutsche Asset Management in 2005.


                                                Aggregate Dollar Range of Equity
               Trustee                                Securities in the Fund
               -------                                ----------------------

               Independent Trustees
               --------------------

               Martin J. Gruber                       $10,001-$50,000
               Richard J. Herring                     $50,001-$100,000
               Graham E. Jones                        None
               Rebecca W. Rimel                       Over $100,000
               Philip Saunders, Jr.                   None
               William N. Searcy, Jr.                 $10,001-$50,000
               Henry P. Becton, Jr.                   None
               Dawn-Marie Driscoll                    None
               Keith R. Fox                           None
               Kenneth C. Froewiss                    None
               Jean Gleason Stromberg                 None
               Carl W. Vogt                           None

                                                Aggregate Dollar Range of Equity
               Trustee                                Securities in the Fund
               -------                                ----------------------

               Interested Trustee
               ------------------
               Axel Schwarzer                         None

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).


                                                                                   Value of
                                   Owner and                                     Securities on     Percent of
Independent                     Relationship to                     Title of     an Aggregate      Class on an
Trustee                             Trustee            Company        Class          Basis       Aggregate Basis
-------                             -------            -------        -----          -----       ---------------

Henry P. Becton                                         None
Dawn-Marie Driscoll                                     None
Keith R. Fox                                            None
Kenneth C. Froewiss                                     None
Martin J. Gruber                                        None
Richard Herring                                         None
Graham E. Jones                                         None
Rebecca W. Rimel                                        None
Philip Saunders, Jr.                                    None
William N. Searcy, Jr.                                  None
Jean Gleason Stromberg                                  None
Carl W. Vogt                                            None

Securities Beneficially Owned

As of June 19, 2006, the Trustees and officers of the Trust owned, as a group, less than 1% percent of the outstanding shares of the Fund.

To the Fund's knowledge, as of June 19, 2006, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

As of June 19, 2006, 12,653,361.50 shares in the aggregate, or 34.09% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class A were held in the name of John Hancock Life Insurance Company (USA), Toronto, Ontario, Canada M4W1E5, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 2,107,454.57 shares in the aggregate, or 5.68% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class A were held in the name of Morgan Stanley DW, Attn: Mutual Fund Operations, Jersey City, NJ 07311-3907, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 75,749.28 shares in the aggregate, or 5.92% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class B were held in the name of MLPF&S for the Sole Benefit of its Customers, Attn: Fund Adm. (97HBO), Jacksonville, FL 32246-6484, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 133,867.33 shares in the aggregate, or 10.46% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class B were held in the name of Citigroup Global Markets, Inc., Attn: Peter Booth 7th Floor, New York, NY 10001-2402, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 259,832.65 shares in the aggregate, or 5.80% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class C were held in the name of Morgan Stanley DW, Attn: Mutual Fund Operations, Jersey City, NJ 07311-3907, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 269,922.57 shares in the aggregate, or 6.02% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class C were held in the name of Citigroup Global Markets, Inc., Attn: Peter Booth 7th Floor, New York, NY 10001-2402, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 484,411.65 shares in the aggregate, or 10.81% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class C were held in the name of MLPF&S for the Sole Benefit of its Customers, Attn: Fund Adm. SEC #97JS4, Jacksonville, FL 32246, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 5,279,084.46 shares in the aggregate, or 22.66% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of Charles Schwab & Co., Inc., Special Custody Acct. for the Benefit of Customers, Attn: Mutual Funds, San Francisco, CA 94104-4151, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 1,679,209.66 shares in the aggregate, or 7.21% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of National Financial Services Corp., for the Exclusive Benefit of our, New York, NY 10281-1003, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 2,535,931.51 shares in the aggregate, or 10.88% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of DWS Trust Company TTEE, FBO DB Matched Savings Plan,
Attn: Asset Recon Dept. #XXXXX, Salem, NH 03079-1143, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 2,811,964.85 shares in the aggregate, or 12.07% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of MLPF&S for the Benefit of its Customers, Attn: Fund Adm. (97HB0), Jacksonville, FL 32246-6484, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 357,786.95 shares in the aggregate, or 53.13% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class R were held in the name of Hartford Life Insurance Company, Separate Account, Hartford, CT 06104-2999, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 56,079.47 shares in the aggregate, or 8.33% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class R were held in the name of State Street Bank & Trust, FBO ADP/DWS Scudder Choice 401(K) Product, Florham Park, NJ 07932-1502, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 43,568.45 shares in the aggregate, or 6.47% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class R were held in the name of MFS Heritage Trust Co. FBO Certain Company Benefit Plans, Boston, MA 02205-5824, who may be deemed as the beneficial owner of certain of these shares.

Certain Indemnification Arrangements

In addition to customary indemnification rights provided by the governing instruments of the Trust, Trustees may be eligible to seek indemnification from the Advisor in connection with certain matters as follows.

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

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Fund, the Fund's investment adviser has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Fund against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Fund or the investment adviser ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Fund against the Fund, their Board Members and officers, the investment adviser and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Funds and in light of the rebuttable presumption generally afforded to Independent Board Members of investment companies that they have not engaged in disabling conduct, the Fund's investment adviser has also agreed, subject to applicable law and regulation, to indemnify the Fund's Independent Board Members against certain liabilities the Independent Board Members may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Board Members in connection with any Enforcement Actions or Private Litigation. The Fund's investment adviser is not, however, required to provide indemnification and advancement of expenses: (1) in connection with any proceeding or action with respect to which the Fund's Board determines that the Independent Board Member ultimately would not be entitled to indemnification or (2) for any liability of the Independent Board Member to the Fund or its shareholders to which the Independent Board Member would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Board Members' duties as a director or Board Member of the Fund as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Board Member or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the investment adviser will survive the termination of the investment management agreements between the applicable Deutsche Asset Management entity and the Fund.

                               TRUST ORGANIZATION

The Fund is a series of DWS Advisor Funds (the "Trust"). The Trust was organized on July 21, 1986 under the laws of The Commonwealth of Massachusetts. The Trust was organized under the name BT Tax-Free Investment Trust and assumed its former name of BT Investment Funds on May 16, 1988. The Trust's name was changed to Scudder Advisor Funds effective May 16, 2003 and to DWS Advisor Funds effective February 6, 2006. The Declaration of Trust authorizes the Board of Trustees to create a separate investment series or portfolios of shares. On July 10, 2006, the RREEF Real Estate Securities Predecessor Fund transfered all its assets and liabilities from DWS RREEF Securities Trust, a Delaware business trust, into a new series of the Trust, under the same fund name.


The Trust is a Massachusetts business trust organized under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust dated June 27, 2006, as may be further amended from time to time (the "Declaration of Trust"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in the SAI and a Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

A Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; (d) to the same extent as stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series or class thereof or the Shareholders; and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Fund, or any registration of a Fund with the SEC or any state, or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

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

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust's By-Laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including
(a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity, (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

As of  the  hereof,  the  Trustees  have  established  six  classes  of  shares:
Institutional class shares, Class A shares, Class B shares, Class C shares, Class R shares and Class S shares.

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

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

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

You may obtain information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: www.dws-scudder.com (click on "proxy voting" at the bottom of the page).

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

                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the DWS Funds site is www.dws-scudder.com. This site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the DWS Scudder investor relations department via e-mail. The site also enables users to access or view the Fund's prospectuses and profiles with links between summary information in Fund summaries and details in the prospectuses. Users can fill out new account forms on-line, order free software and request literature on the Fund.

Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. DWS Fund shareholders can view a snapshot of current holdings, review account activity and move assets between DWS Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current DWS Fund shareholders who have set up a Personal Page on the DWS Funds Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between DWS Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new DWS Fund accounts.

Other Information

The CUSIP numbers of the classes are:

Class A:                   23339L 107
Class B:                   23339L 206
Class C:                   23339L 305
Institutional Class:       23339L 602
Class R:                   23339L 404
Class S:                   23339L 503

The Fund has a fiscal year ending December 31.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Advisor in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

The Fund's Class A, B, C, R and Institutional Class shares Prospectuses and this SAI omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Trust has filed with the SEC, 100 F Street, N.E., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of the Fund and certain other series of the Trust. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


The RREEF Real Estate Securities Predecessor Fund's financial statements for the year ended December 31, 2005, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the RREEF Real Estate Securities Predecessor Fund dated December 31, 2006 are incorporated herein by reference and are hereby deemed to be a part of this SAI. A copy of the RREEF Real Estate Securities Predecessor Fund's Annual Report may be obtained without charge by contacting the Service Center at (800) 621-1048.




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                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of the securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC. -- CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper -medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B are considered speculative and generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, typically are in default and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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

MOODY'S INVESTORS SERVICE, INC. -- SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS SERVICES -- CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C has significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

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

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a current vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: Debt rated CC has a current high vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R: Debt rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

N.R.: Bonds may lack a S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

STANDARD & POOR'S RATINGS SERVICES -- SHORT-TERM RATINGS

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the issuer to meet its financial commitments.

FITCH INVESTORS SERVICE, INC. -- BOND RATINGS

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business or financial alternatives may be available which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to CC may be appended by the addition of a plus or minus sign to denote the relative status within the rating category.

NR: Indicates that Fitch Rating does not publicly rate the specific issue.

FITCH INVESTORS SERVICE, INC. -- SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest capacity for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect a capacity for timely payment only slightly less than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory capacity for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the capacity for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                       STATEMENT OF ADDITIONAL INFORMATION


                                DWS Advisor Funds


                      DWS RREEF Real Estate Securities Fund
                                    (Class S)


                                   May 1, 2007



               222 South Riverside Plaza, Chicago, Illinois 60606
                                 (800) 621-1148


DWS Advisor Funds (the "Trust"), a Massachusetts business trust, is an open-end management investment company that offers investors a selection of investment portfolios, each having separate and distinct investment objectives and policies. This Statement of Additional Information ("SAI") provides supplementary information pertaining to the DWS RREEF Real Estate Securities Fund (the "Fund"), a series of the Trust.


Prior to July 10, 2006, the Fund was a series of DWS RREEF Securities Trust, a Delaware business trust. On July 10, 2006, the Fund acquired all the assets and assume all the liabilities of the DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust, ("RREEF Real Estate Securities Predecessor Fund") in a reorganization.

This Statement of Additional Information (the "SAI") is not a prospectus and should be read in conjunction with the prospectus (the "Prospectus") dated May 1, 2007 for Class S shares (the "Shares"). This SAI is not an offer of the Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's portfolio. The audited financial statements for Class S shares of the RREEF Real Estate Securities Predecessor Fund, together with the company's notes, are included in RREEF Real Estate Securities Predecessor Fund's Annual Report to shareholders dated December 31, 2006, which are incorporated herein by reference and are deemed to be part of this SAI. A copy of the RREEF Real Estate Securities Predecessor Fund's Annual Report and the Prospectus may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808 or calling (800) 621-1148, or by contacting the firm from which this SAI was obtained and is available along with other materials on the Securities and Exchange Commission's ("SEC") Internet Web site (http://www.sec.gov).

The Annual Report to Shareholders of the Fund, dated December 31, 2006, accompanies this SAI.


The SAI is incorporated by reference into the Prospectus.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................3
         Portfolio Holdings Information.......................................11

MANAGEMENT OF THE FUND........................................................13
         Investment Advisor...................................................13
         Portfolio Management.................................................15
         Portfolio Transactions...............................................19
         Distributor and Underwriter..........................................23

FUND SERVICE PROVIDERS........................................................24
         Custodian, Transfer Agent and Shareholder Service Agent..............24
         Independent Registered Public Accounting Firm........................25
         Legal Counsel........................................................25

PURCHASE AND REDEMPTION OF SHARES.............................................25

TAXES.........................................................................39

NET ASSET VALUE...............................................................43

TRUSTEES AND OFFICERS.........................................................44

TRUST ORGANIZATION............................................................55

PROXY VOTING GUIDELINES.......................................................56

ADDITIONAL INFORMATION........................................................57

FINANCIAL STATEMENTS..........................................................58

APPENDIX......................................................................59

                             INVESTMENT RESTRICTIONS

The investment program for the Fund is subject to a number of investment restrictions that reflect self-imposed standards as well as federal and state regulatory limitations. Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then financial position and needs. There can be no assurance that the Fund's objective will be met.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental policies:

The following investment restrictions are fundamental policies of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

(1) Borrowing. The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2) Senior Securities. The Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Underwriting. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(4) Real Estate. The Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interest therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

(5) Commodities. The Fund may not purchase or sell commodities, except as permitted by the 1940 Act, as amended, and interpreted as modified by the regulatory authority having jurisdiction, from time to time.

(6) Lending. The Fund may not make loans, except as permitted by the 1940 Act, as amended, and interpreted as modified by the regulatory authority having jurisdiction, from time to time.

Other Investment Policies. The Fund has voluntarily adopted certain policies and restrictions, which are observed in the conduct of the Fund's affairs. These non-fundamental policies represent the intentions of the Trustees based upon current circumstances. Non-fundamental policies may be changed by the Trustees without shareholder approval.

Non-fundamental policies:

(a) Borrowings. The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

(b) Liquidity. The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(c) Short Sales. The Fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(d) Margin. The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(e) Futures and Options. The Fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. The Fund may not, however, enter into leveraged futures transactions if it would be possible for the Fund to lose more money than it invested.

(f) Concentration. The Fund may not invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Fund may invest without limitation in securities of companies engaged principally in the real estate industry.

(g) Investment in Other Investment Companies. The Fund may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


(h) Securities Lending. As a matter of non-fundamental policy, the Fund currently does not intend to lend portfolio securities in an amount greater than 33 1/3% of its total assets.


The 1940 Act imposes additional restrictions on the Fund's acquisition of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and on transactions with affiliated persons as defined in the 1940 Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the Fund or its investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the US Office of Management and Budget. The Fund monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Fund to forego investment possibilities that may otherwise be available to it under the 1940 Act.

The investment objective of the Fund is long-term capital appreciation and current income. The Fund plans, under normal circumstances, to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. The Fund will measure the percentage at the time an investment is made. If market fluctuations or shareholder actions cause the Fund's investments to fall below this percentage, the Fund will act to remedy the situation as promptly as possible, normally within three business days. However, the Fund will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Advisor believes such action may expose the Fund to losses or unreasonable risks of loss. Also, the Fund may occasionally depart from this percentage. For example, the Fund may depart from this percentage to respond to unusually large cash inflows or redemptions, or to avoid losses caused by adverse market, economic, political or other conditions.

The Fund will provide its shareholders with at least 60 days' prior notice of any change in the Fund's 80% investment policy described above.

                       INVESTMENT POLICIES AND TECHNIQUES

This section explains the extent to which the Advisor can use various investment vehicles and strategies in managing the Fund's assets. Descriptions of the investment techniques and risks associated with the Fund appear herein. In the case of the Fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

The Fund is a non-diversified series of the Trust, an open-end management company which continuously offers and redeems shares at net asset value. A non-diversified fund can invest a greater portion of its assets in a given company. The Fund is a series of the type commonly known as a mutual fund.

On February 6, 2006, the names of "Scudder RREEF Securities Trust" and its series "Scudder RREEF Real Estate Securities Fund" were changed to "DWS RREEF Securities Trust" and "DWS RREEF Real Estate Securities Fund," respectively. This change did not affect the operations of the Fund, but resulted in modifications to the presentation of the Fund's Prospectuses, periodic reports and other publications on behalf of the Fund.

Under a separate agreement between Deutsche Bank AG and the Fund, Deutsche Bank AG has granted a license to the Fund to utilize the trademark "DWS."

The Fund offers the following classes of shares: Class A, Class B, Class C, Class R, Class S and Institutional Class. Each class has its own features and policies.

In general, within the restrictions outlined here and in the Fund's Prospectus, the Advisor has broad powers to decide how to invest Fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described herein. It is the Advisor's intention that the Fund generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Fund, the Advisor may invest the assets of the Fund in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the Fund's investment objective. Senior securities that are high-grade issues, in the opinion of the Advisor, also may be purchased for defensive purposes.

Since current income is part of the Fund's objective, a portion of the portfolio of the Fund may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the Advisor intends to keep the Fund fully invested. However, under exceptional conditions, the Fund may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities. When the Fund is invested for temporary defensive purposes, it may not achieve its investment objective.

The Advisor may use stock index futures and options as a way to expose the Fund's cash assets to the market while maintaining liquidity. However, the Advisor may not leverage the Fund's portfolio, so there is no greater market risk to the Fund than if it purchases stocks.

Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

REITS and Real Estate Companies

The Fund intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of REITs and real estate companies. A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Equity Equivalents

In addition to investing in common stocks, the Fund may invest in other equity securities and equity equivalents, including securities that permit the Fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the Fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by the Standard & Poor's Corporation ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Advisor. The Fund's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise less than 20% of the Fund's net assets. Debt securities rated below the four highest categories are not considered investment-grade obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Debt Securities

The Fund may invest in debt securities because the Fund has current income as a secondary investment objective. As a result, the Fund may invest in debt securities when the Advisor believes such securities represent an attractive investment for the Fund. It is intended that the Fund may invest in debt securities for income or as a defensive strategy when the Advisor believes adverse economic or market conditions exist.

The value of the debt securities in which the Fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the Fund's fixed-income portfolio will be limited primarily to investment-grade obligations. However, the Fund may invest up to 5% of its assets in "high-yield/high-risk" securities. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the Advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Fund.

The Fund will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Fund. Rather, the Advisor will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Fund in meeting its investment objective.

In addition, the value of the Fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Fund, impact the net asset value of the Fund's shares.

Notwithstanding the fact that the Fund will invest primarily in equity securities, under adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in US dollars or foreign currencies). To the extent that the Fund assumes a defensive position, it will not be investing for capital appreciation. When the Fund is invested for temporary defensive purposes, it may not pursue or achieve its investment objective.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, they generally offer lower yields than non-convertible securities of similar quality. Like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Convertible debt securities that comprise part of the Fund's fixed-income portfolio will be subject to the same limitations with respect to quality as those described above under "Debt Securities."


Impact of Large Redemptions and Purchases of Fund Shares

From time to time, shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund's performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs, which may impact the Fund's expense ratio.

Investment of Uninvested Cash Balances

The Fund may have  cash  balances  that  have  not been  invested  in  portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an exemptive order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds, including money market funds and Cash Management QP Trust, or entities for which the Advisor may act as investment advisor now or in the future that operate as cash management investment vehicles but are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.


Lending of Portfolio Securities.

The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers selected by the Fund's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. Pursuant to an exemptive order granted by the SEC, cash collateral received by the Fund may be invested in a money market fund managed by the Advisor (or one of its affiliates).


Short Sales

The Fund may engage in short sales, if, at the time of the short sale, the Fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by State Street Bank and Trust Company, the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, the Fund may lend its portfolio securities. Such loans may not exceed 33 1/3% of the Fund's total assets except
(1) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objective and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index-structured securities. Index-structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:

o The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Advisor anticipates.

o The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired.

o The risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment.

o        The risk that the other party will fail to perform its obligations.

Other Investment Companies

The Fund may invest up to 10% of its total assets in other mutual funds, including those advised by the Advisor, if any, provided that the investment is consistent with the Fund's investment policies and restrictions. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Fund's total assets with respect to any one investment company; and (c) 10% of the Fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Fund bears directly in connection with its own operations.

Repurchase Agreements

The Fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Fund.

A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act")) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.

The Fund will limit repurchase agreement transactions to securities issued by the US government and its agencies and instrumentalities and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Fund's Board of Trustees or its designee.

The Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days.

When-Issued and Forward Commitment Agreements

The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Fund. While the Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy. In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The Fund may, from time to time, purchase securities that are subject to legal or contractual restrictions on resale ("Restricted Securities") or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Fund's criteria for investment. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered Restricted Securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of that fund to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees of the Fund is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly, and the Fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Advisor will consider appropriate remedies to minimize the effect on the Fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the Fund's portfolio, or, in some cases, for temporary defensive purposes, the Fund may invest a portion (up to 100%) of its assets in money market and other short-term securities. When the Fund is invested for temporary defensive purposes, it may not achieve or pursue its investment objective.

Examples of short-term securities include:

o Securities issued or guaranteed by the US government and its agencies and instrumentalities;

o        Commercial Paper;

o        Certificates of Deposit and Euro Dollar Certificates of Deposit;

o        Bankers' Acceptances;

o        Short-term notes,  bonds,  debentures or other debt instruments;  and

o        Repurchase agreements.

The Fund may also invest up to 5% of its total assets in any money market fund, including those advised by the Advisor, if any.

Futures and Options

To the extent permitted by its investment objectives and policies,  the Fund may
enter  into  futures  contracts,   options  or  options  on  futures  contracts.
Generally,  futures  transactions may be used to:

o Protect against a decline in market value of the Fund's securities (taking a short futures position);

o Protect against the risk of an increase in market value for securities in which the Fund generally invests at a time when the Fund is not fully invested (taking a long futures position); and

o Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Fund means the Fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Advisor may engage in futures and options transactions based on securities indices that are consistent with the Fund's investment objectives. An example of an index that may be used is the S&P 500(R) Index. The managers also may engage in futures and options transactions based on specific securities, such as US Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a US government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Fund purchases or sells an equity security, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Advisor utilizes a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Fund's return.

The Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Advisor considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Advisor would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

The Advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the Fund may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Fund would give up some ability to participate in a price increase on the underlying security. If the Fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, the Fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Non-diversification

The Fund is classified as a non-diversified management investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified fund.

Portfolio Holdings Information

In addition to the public disclosure of Fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, the Fund may make its portfolio holdings information publicly available on the DWS Funds' Web site as described in the Fund's prospectus. The Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to the Fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by the Fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, "Authorized Third Parties").

Prior to any disclosure of the Fund's non-public portfolio holdings information to Authorized Third Parties, a person authorized by the Fund's Trustees must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Fund's Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Fund and information derived therefrom, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Fund's holdings could not be derived from such information.

Registered investment companies that are subadvised by the Advisor or its affiliates may be subject to different portfolio holdings disclosure policies, and neither the Advisor or its affiliated nor Trustees exercise control over such policies. In addition, separate account clients of the Advisor or its affiliates have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by the Advisor and its affiliates and some of the separate accounts managed by the Advisor or its affiliates may substantially overlap with the portfolio holdings of the Fund.

The Advisor or its affiliates also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which the Fund's portfolio holdings information is made public, the Advisor and its affiliates have implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that the Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by those in possession of that information.

                             MANAGEMENT OF THE FUND

Investment Advisor

DeAM, Inc., 345 Park Avenue, New York, New York 10154, acts as the Fund's investment manager. The Board and the shareholders recently approved an amended and restated investment management agreement (the "Investment Management Agreement") between the Trust and DeAm Inc. for the Fund. Pursuant to the Investment Management Agreement, DeAM, Inc. provides continuing investment management of the assets of the Fund. In addition to the investment management of the assets of the Fund, the Advisor determines the investments to be made for the Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund's policies, or as adopted by the Fund's Board of Trustees. The Advisor will also monitor, to the extent not monitored by the Fund's administrator or other agent, the Fund's compliance with its investment and tax guidelines and other compliance policies. Prior to July 1, 2006, the Fund paid DeAM, Inc, the monthly fee equal to an annual rate of 0.650% of the first $100 million of the Fund's average daily net assets, 0.550% of the next $100 million of such net assets, 0.500% of the next $100 million of such net assets and 0.450% of such assets in excess of $300 million. Effective July 1, 2006, for all services provided under this Investment Management Agreement, the Fund pays DeAM, Inc. a fee equal to an annual rate of 0.565% of the first $100 million of the Fund's average daily net assets, 0.465% of the next $100 million of such net assets, 0.415% of the next $100 million of such net assets and 0.365% of such assets in excess of $300 million.

The Advisor provides assistance to the Fund's Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Fund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Fund's Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of the Fund, including the Fund's share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Fund, the Fund's custodian, or other agents of the Fund; taxes and governmental fees; fees and expenses of the Fund's accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars;
payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Agreement to a sub-adviser, subject to a majority vote of the Board of the Trustees, including a majority of the Board who are not interested persons of the Fund, and, if required by applicable law, subject to a majority vote of the Fund's shareholders.

In addition, the Board and shareholders recently approved a new subadvisor approval policy for the Fund (the "Sub-advisor Approval Policy"). The Sub-advisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace sub-advisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Sub-advisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing sub-advisory contract. The Fund cannot implement the Sub-advisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October 2003) or granting the Fund exemptive relief from existing rules. The Fund and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Fund and its shareholders are adequately protected whenever the Advisor acts under the Sub-advisor Approval Policy, including any shareholder notice requirements.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


Fund shareholders also approved an amended and restated investment management agreement with Deutsche Investment Management Americas Inc. ("DIMA") (the "DIMA Agreement"). The terms of the DIMA Agreement are identical to the terms of the Investment Management Agreement except for the name of the investment manager and the dates of execution, effectiveness and initial term. The DIMA Agreement may be implemented within two years of the date of the shareholder meeting approving the agreement, upon approval by the members of the Fund board who are not "interested persons" as defined in the 1940 Act. Once approved by the members of the Fund's board who are not interested persons, DIMA will provide continuing investment management of the assets of the Fund on terms that are identical to the terms of the Investment Management Agreement, except as described above.


Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

For the year ended December 31, 2004 the Investment Management Fee aggregated $4,566,379, which was equivalent to an annual effective rate of 0.49% of the Fund's average daily net assets. For the year ended December 31, 2005, the Investment Management Fee aggregated $6,490,789, which was equivalent to an annual effective rate of 0.48% of the Fund's average daily net assets. For the year ended December 31, 2006, the Investment Management Fee aggregated $7,045,424, which was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets. Prior to June 1, 2006, these fees included an administrative service fee.

The Advisor may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.


Administrator


Deutsche Investment Management Americas Inc. ("DIMA" or "Administrator"), 345 Park Avenue, New York, New York 10154, serves as the Trust's Administrator. The Funds recently entered into an administrative services agreement with the Administrator (the "Administrative Services Agreement"), pursuant to which the Administrator provides all services (other than those contained in the Investment Management Agreement) to the Fund including, among others, providing the Fund with personnel, preparing and making required filings on behalf of the Fund, maintaining books and records for the Fund, and monitoring the valuation of Fund securities. Prior to July 1, 2006, the Fund did not have an administrative services agreement and the Administrator paid transfer agency fees out of its administration fees. Effective July 1, 2006, for services provided under the Administrative Services Agreement, the Fund pays the Administrator a fee of 0.100% of the Fund's average daily net assets.

Under the Administrative Services Agreements, DIMA is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Fund reasonably deems necessary for the proper administration of the Fund. DIMA provides the Fund with personnel; arranges for the preparation and filing of the Fund's tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to the Fund's prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains the Fund's records; provides the Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Fund; assists in the resolution of accounting issues that may arise with respect to the Fund; establishes and monitors the Fund's operating expense budgets; reviews and processes the Fund's bills; assists in determining the amount of dividends and distributions available to be paid by the Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Pursuant to an agreement between the Administrator and State Street Bank and Trust Company ("SSB"), the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by the Fund.

Pursuant to Deutsche Asset Management procedures approved by the Boards on behalf of the DWS funds, proof of claim forms are routinely filed on behalf of the DWS funds by a third party service provider, with certain limited exceptions. The Boards of the DWS funds receive periodic reports regarding the implementation of these procedures.


Portfolio Management

The Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the

Fund's portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Fund, as well as team members who have other ongoing management responsibilities for the Fund, are identified in the Fund's Prospectuses, as of the date of the Fund's Prospectuses. Composition of the team may change over time, and Fund shareholders and investors will be notified of changes affecting individuals with primary Fund management responsibility.

Compensation of Portfolio Managers

The Fund has been advised that the Advisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) fixed base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder's and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the bonus award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, the Advisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Advisor considers a number of quantitative and qualitative factors such as:

o DWS Scudder performance and the performance of Deutsche Asset Management, quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the Prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Advisor assesses compliance, risk management and teamwork skills.

o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Advisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

Fund Ownership by Portfolio Managers. The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund's most recent fiscal year end.

                                               Dollar Range of                 Dollar Range of All DWS
Name of Portfolio Manager                     Fund Shares Owned                   Fund Shares Owned
-------------------------                     -----------------                   -----------------

John F. Robertson                            $100,001 - $500,000                 $100,001 - $500,000
Jerry W. Ehlinger                                     $0                          $50,001 - $100,000
John W. Vojticek                                 $1 - $10,000                        $1 - $10,000
Asad Kazim                                       $1 - $10,000                     $10,001 - $50,000


Conflicts of Interest. In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts
(e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                                                                            Number of
                                     Number of     Total Assets of          Investment         Total Assets of
                                    Registered        Registered         Company Accounts        Performance-
                                    Investment        Investment        with Performance-         Based Fee
Name of Portfolio Manager            Companies        Companies             Based Fee              Accounts
-------------------------            ---------        ---------             ---------              --------


Jerry W. Ehlinger                        9         $3,016.0 million             0                     $0
John F. Robertson                        9         $3,739.2 million             0                     $0
John W. Vojticek                         9         $3,016.0 million             0                     $0
Asad Kazim                               9         $3,016.0 million             0                     $0


Other Pooled Investment Vehicles Managed:

                                                                             Number of Pooled
                                      Number of       Total Assets of       Investment Vehicle    Total Assets of
                                        Pooled             Pooled             Accounts with         Performance-
                                      Investment         Investment            Performance-          Based Fee
Name of Portfolio Manager              Vehicles           Vehicles              Based Fee             Accounts
-------------------------              --------           --------              ---------             --------


Jerry W. Ehlinger                         8           $1,009.1 million              3              $205.3 million
John F. Robertson                         8           $1,009.1 million              3              $205.3 million
John W. Vojticek                          8           $1,009.1 million              3              $205.3 million
Asad Kazim                                8           $1,009.1 million              3              $205.3 million



                                       17

Other Accounts Managed:

                                                                        Number of Other     Total Assets of
                                     Number of                           Accounts with        Performance-
                                       Other       Total Assets of        Performance-         Based Fee
Name of Portfolio Manager            Accounts       Other Accounts         Based Fee            Accounts
-------------------------            --------       --------------         ---------            --------


Jerry W. Ehlinger                       45         $5,031.9 million            2             $626.5 million
John F. Robertson                       45         $5,139.6 million            2             $626.5 million
John W. Vojticek                        45         $5,031.9 million            2             $626.5 million
Asad Kazim                              45         $5,031.9 million            2             $626.5 million


In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

o Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor, including other client accounts managed by the Fund's portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

Code of Ethics

The Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, to ensure that the interests of the Fund's shareholders come before the interests of the people who manage the Fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any real estate securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Fund's compliance officer.

The Advisor and its affiliates (including the Fund's distributor, DWS Scudder Distributors, Inc. (the "Distributor")) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

Portfolio Transactions


The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor, except as noted below.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and certain over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and certain over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Funds to their customers. However, the Advisor does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a Fund, to cause the Fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services if the Advisor determines that such commissions are reasonable in relation to the overall services provided. The Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, execute portfolio transactions with broker-dealers that provide research and brokerage services to the Advisor. Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of research and brokerage services in selecting the broker-dealer to execute the trade. Although certain research and brokerage services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Research and brokerage services received from a broker-dealer may be useful to the Advisor in providing services to clients other than the Fund making the trade, and not all such information is used by the Advisor in connection with such Fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

Research and brokerage services provided by broker-dealers may include, but are not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Research and brokerage services are typically received in the form of written reports, access to specialized financial publications, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

The Advisor may also select broker-dealers and obtain from them research and brokerage services that are used in connection with executing trades provided that such services are consistent with interpretations under Section 28(e) of the 1934 Act. Typically, these services take the form of computer software and/or hardware used by the Advisor to facilitate trading activity with those broker-dealers.

Research and brokerage services may include products obtained from third parties if the Advisor determines that such product or service constitutes brokerage and research as defined in Section 28(e) and interpretations thereunder. Currently, it is the Advisor's policy that Sub-Advisors may not execute portfolio transactions on behalf of the Funds to obtain third party research and brokerage services. The Advisor may, in the future, change this policy. Regardless, certain Sub-Advisors may, as matter of internal policy, limit or preclude third party research and brokerage services.

DIMA will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services and may adjust its portfolio transactions policies in response thereto.

Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Fund.

DIMA and its affiliates and the Funds' management team manage other mutual funds and separate accounts, some of which use short sales of securities as a part of its investment strategy. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time.

DIMA has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Incorporated in the procedures are specific guidelines developed to ensure fair and equitable treatment for all clients. DIMA and the investment team have established monitoring procedures and a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

Deutsche Bank AG or one of its affiliates (or in the case of a Sub-Advisor, the Sub-Advisor or one of its affiliates) may act as a broker for the Funds and receive brokerage commissions or other transaction-related compensation from the Funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Funds a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

During the year ended December 31, 2004, the Fund paid an aggregate amount of commissions equal to $2,620,219 to such brokers. During the year ended December 31, 2005, the Fund paid an aggregate amount of commissions equal to $2,476,587 to such brokers. During the year ended December 31, 2006, the Fund paid an aggregate amount of commissions equal to $________ to such brokers. During the last year, the Advisor directed brokerage transactions for the Fund to brokers based on research services provided on behalf of the Fund. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year. As of December 31, 2006, the Fund did not hold any securities of its regular brokers or dealers.

Portfolio Turnover

The Advisor will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the Fund's rate of portfolio turnover may be substantial.

The Advisor intends to purchase a given security whenever it believes it will contribute to the stated objective of the Fund. In order to achieve the Fund's investment objectives, the Advisor may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the Advisor believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the Advisor's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to the Fund's objective, the Advisor believes that a consideration of the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve the investment objective of the Fund. As a result, the Fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objective. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the Fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the Fund, if any, because short-term capital gains are taxable as ordinary income.


For the years ended December 31, 2006 and 2005, the Fund's portfolio turnover rates were 60% and 66%, respectively.


Distributor and Underwriter

The Distributor. The Trust, on behalf of the Fund, has entered into an Underwriting and Distribution Services Agreement (the "Distribution Agreement") pursuant to which DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606 (the "Distributor" or "DWS-SDI"), as agent, serves as principal underwriter for the continuous offering of shares of the Fund. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares.

Under the Distribution Agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and Prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Although the Fund does not currently have a 12b-1 Plan for Class S shares, and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

The Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value because no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                             FUND SERVICE PROVIDERS

Custodian, Transfer Agent and Shareholder Service Agent

The Fund employs State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian. SSB has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the 1940 Act. SSB uses Deutsche Bank AG, an affiliate of the Investment Advisor, as subcustodian ("DB Subcustodian") in certain countries. To the extent the Fund holds any securities in the countries in which SSB uses DB Subcustodian as a subcustodian, those securities will be held by DB Subcustodian as part of a larger omnibus account in the name of SSB (the "Omnibus Account"). For its services, DB Subcustodian receives (1) an annual fee based on a percentage of the average daily net assets of the Omnibus Account and (2) transaction charges with respect to transactions that occur within the Omnibus Account.




DWS Scudder Investments Service Company, an affiliate of the Advisor, is the Fund's transfer agent, dividend paying and shareholder services agent ("DWS-SISC" or the "transfer agent"). For the year ended December 31, 2006, transfer agent charges to the Fund by DWS-SISC aggregated $_______.For the year ended December 31, 2005, transfer agent charges to the Fund by DWS-SISC aggregated $541,477. For the year ended December 31, 2004, transfer agent charges to the Fund by DWS-SISC aggregated $383,320.


Prior to July 1, 2006 Investment Company Capital Corp. ("ICCC"), an affiliate of the Advisor and the Custodian, also provided certain accounting services to the Fund under a Master Services Agreement between the Fund and ICCC. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

Average Daily Net Assets                   Incremental Annual Accounting fee
------------------------                   ---------------------------------

$0 - $10,000,000                                        $13,000 (fixed fee)
$10,000,000 - $20,000,000                               0.100%
$20,000,000 - $30,000,000                               0.080%
$30,000,000 - $40,000,000                               0.060%
$40,000,000 - $50,000,000                               0.050%
$50,000,000 - $60,000,000                               0.040%
$60,000,000 - $70,000,000                               0.030%
$70,000,000 - $100,000,000                              0.020%
$100,000,000 - $500,000,000                             0.015%
$500,000,000 - $1,000,000,000                           0.005%
over $1,000,000,000                                     0.001%


For the year ended December 31, 2006, the amount charged to the Fund by ICCC aggregated $______. For the year ended December 31, 2005, the amount charged to the Fund by ICCC aggregated $149,765.For the year ended December 31, 2004, the amount charged to the Fund by ICCC aggregated $150,909.

Effective July 1, 2006, the Fund pays transfer agency fees directly in accordance to the following fee schedule:

                                                               Class S
                                                               -------

Annual Per Account Fee (Retail & IRA)                          $23.50
Annual Per Account Fee (401(k) Retirement)                     $26.50
Annual Asset Based Fee                                           N/A

Account Processing Fees:
CDSC                                                             N/A
Redemption Fee                                                  $2.00
New Account Fee                                                  N/A
Closed Accounts Fee (Retail & IRA)                              $4.00
Closed Accounts Fee (401(k) Retirement)                         $5.00

Independent Registered Public Accounting Firm


The financial highlights of the Fund included in the Fund's Prospectuses and the Financial Statements of the Fund incorporated by reference in this SAI have been so included or incorporated by reference in reliance on the reports of [_______] independent registered public accounting firm, [_______] given on the authority of said firm as experts in auditing and accounting. [_______] audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as legal counsel for the Fund.


Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Independent Trustees to the Trust.

Regulatory Matters

On  September  28,  2006,  the SEC and the National  Association  of  Securities
Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DeAM, Inc.") and Scudder Distributors, Inc. ("DWS-SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DeAM, Inc. failed to disclose potential conflicts of interest to the funds' Boards and to shareholders relating to DWS-SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DeAM, Inc. and DWS-SDI neither admitted nor denied any of the regulators' findings, DIMA, DeAM, Inc. and DWS-SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares.

As part of the settlements, DIMA, DeAM, Inc. and DWS-SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the funds' Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Additional  information  announced by DeAM  regarding  the terms of the expected
settlements          will         be         made          available          at
www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

For discussion of other regulatory matters see each Fund's prospectuses.


                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution by the Fund will be reinvested in shares of the same class of the Fund if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Fund (including applicable sales charges) next determined after receipt in good order by DWS-SDI of the order accompanied by payment. Orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the determination of net asset value will be confirmed at a price based on the net asset value next determined after receipt by DWS-SDI ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Additional Minimum Balance Policies. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minor Act and Uniform Transfers to Minor Act accounts, the minimum balance is $1,000 for Class S. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $50/month is established. DWS Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

Reductions in value that result solely from market activity will not trigger involuntary redemption. Shareholders with a combined household account balance in any of the DWS Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, DWS Scudder Investments Service Company ("DWS-SISC" or the "Transfer Agent"), will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DWS-SDI, may receive compensation from the fund through the Shareholder Service Agent for these services.

The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor ("financial institutions"), to accept purchase and redemption orders for the Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund's behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


DWS-SDI has adopted an Incentive Plan (the "Plan") covering wholesalers that are regional vice presidents ("DWS Scudder Wholesalers"). Generally, DWS Scudder Wholesalers market shares of the DWS funds to your financial advisor, who in turn may recommend that you purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Scudder Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories--"Core," "Satellite" or "Non-Core/Satellite"-taking into consideration, among other things, the following criteria, where applicable:

o        The Fund's 3-year performance;
o        The Fund's Morningstar rating;
o        Market size for the fund category;
o        The Fund's size, including sales and redemptions of the Fund's shares;
o        The length of time the Fund's Portfolio Managers have managed the Fund;
         and
o        The Fund's consistency with DWS Scudder's branding.

This information and other factors are presented to a committee comprised of representatives from various groups within DWS Scudder, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund's placement in a given category; all these factors together are considered, and the designation of funds in the Core and Satellite categories represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS funds' Web site at www.dws-scudder.com, approximately one month after the end of each quarter. DWS Scudder Wholesalers will receive the highest compensation for Core funds, less for Satellite funds and the lowest for Non-Core/Satellite funds.

In the normal course of business, DWS Scudder will from time to time introduce new funds into the DWS family of funds. As a general rule, all new funds will be placed in a New Fund compensation category for a minimum period of four consecutive quarters, and DWS Scudder Wholesalers will be paid at a rate that is equivalent to that of the Core Fund category. After that four quarter period, each fund in the New Fund category will be reviewed by the committee and either assigned to one of the three categories or continued as a New Fund at that time.

The prospect of receiving, or the receipt of, additional compensation by a DWS Scudder Wholesaler under the Plan may provide an incentive to favor marketing the Core or Satellite funds over the Non-Core/Satellite funds. The Plan, however, will not change the price that you pay for shares of a fund. The DWS Scudder Compliance Department monitors DWS Scudder Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.


Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 calendar days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Share Pricing. Purchases will be filled at the net asset value per share next computed after receipt of the application in good order. The net asset value of shares of the Fund is calculated at 4:00 p.m. Eastern time or the close of business on each day the New York Stock Exchange (the "Exchange") is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than the fund, to forward the purchase order to (the "transfer agent") in Kansas City by the close of regular trading on the Exchange.




Dividend Payment Option. Investors may have dividends and distributions automatically deposited to their predesignated bank account through DWS Scudder's Dividend Payment Option request form. Shareholders whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Dividend Payment Option request form can be obtained by visiting our Web site at: www.dws-scudder.com or calling (800) 728-3337. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.


Tax  Advantaged   Retirement  Plans.  The  Shareholder  Service  Agent  provides retirement plan services and documents and DWS-SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its Prospectuses and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see "Policies You Should Know About" in the Fund's Prospectus.

The Fund may waive any minimum for purchases by a current or former director or trustee of the DWS mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates, or a sub-advisor to any fund in the DWS family of funds, or a broker-dealer authorized to sell shares of the funds.

Eligible Class S Investors


A.       The following investors may purchase Class S shares of DWS Funds either
         (i) directly from DWS Scudder Distributors, Inc. ("DWS-SDI"), the Fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 31, 2004.


         1. Existing shareholders of Class S shares of any DWS Fund as of December 31, 2004, and household members residing at the same address.

         2. Shareholders who own Class S shares continuously since December 31, 2004 and household members residing at the same address may open new accounts for Class S shares of any DWS Fund.

         3. Any participant who owns Class S shares of any DWS Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan continuously since December 31, 2004 may open a new individual account for Class S shares of any DWS Fund.

         4. Any participant who owns Class S shares of any DWS Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies to individuals who begin their retirement plan investments with a DWS Fund at any time, including after December 31, 2004.


         5. Existing shareholders of Class AARP shares of any DWS Fund as of July 17, 2006, and household members residing at the same address.

         6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

         7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or DWS-SDI and to DWS Allocation Series or other fund of funds managed by the Advisor or its affiliates.

         8. Shareholders of Class S of DWS Emerging Markets Equity Fund who became shareholders of the fund in connection with the fund's acquisition of Scudder New Asia Fund, Inc. on April 17, 2006.

         9. Existing shareholders of Class M of any DWS Fund as of August 18, 2006, and household members residing at the same address.

         10. Shareholders of Investment Class of any DWS Fund who became shareholders of Class S shares of the Fund with the renaming or conversion of Investment Class to Class S on October 23, 2006.


B. The following additional investors may purchase Class S shares of DWS Funds.

         1. Broker-dealers and registered investment advisors ("RIAs") may purchase Class S shares in connection with a comprehensive or "wrap" fee program or other fee based program.

         2. Any group retirement, employee stock, bonus, pension or profit-sharing plans.

DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S through DeAM Investor Services, Inc. by letter, fax, or telephone.


Revenue Sharing

In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of investors and Fund shares ("revenue sharing").

The  Advisor,  the  Distributor  and/or  their  affiliates  may  pay  additional compensation, out of their own assets and not as an additional charge to the Fund, to financial advisors in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency fees payable by the Fund (generally by reimbursement to the Distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in the Prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting or shareholder processing services and/or for providing a fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the
Distributor  access  to  the  financial  advisor's  sales  force;  granting  the
Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares, or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the

Fund serviced and maintained by the financial advisor, .05% to .40% of sales of the Fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Fund or of any particular share class of the Fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors

A G Edwards & Sons Inc.
AIG Advisors Group
Cadaret, Grant & Co. Inc.
Brown Brothers Harriman
Capital Analyst, Incorporated
Citicorp Investment Services
Citigroup Global Markets, Inc. (dba Smith Barney)
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) HD Vest Investment Securities, Inc.
ING Group
LaSalle Financial Services, Inc.
Linsco/Private Ledger Corp.
McDonald Investments Inc.
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley
Oppenheimer & Co., Inc.
Pacific Select Distributors Group
The Principal Financial Group
Prudential Investments
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wachovia Securities
Wells Fargo Investments, LLC

Channel: Fund Supermarket Platforms

ADP Clearing
Charles Schwab & Co., Inc.
E*Trade
Fidelity Investments
First Trust
National Financial
National Investor Services Corporation

Pershing LLC
USAA Investment Management

Channel: Defined Contribution Investment Only Platforms

401K Investment Services
ACS / Buck Consultants
ADP, Inc.
Alliance Benefit Group Financial Services Corp.
American Express Financial Advisors, Inc.
AMG Service Corp. / Lincoln Retirement Services Company, LLC
AST Trust Company
Benefit Administration
BISYS
Ceridian Retirement Plan Services
Charles Schwab & Co., Inc.
Charles Schwab Trust Company
City National Bank
Citistreet
C.N.A. Trust
Compusys/ERISA Group Inc.
Copeland Companies
CPI Qualified Plans Daily Access.Com Inc.
Digital Retirement Solutions
Edgewood Services
Expert Plan Inc.
Federated Securities Corp.
Fidelity Institutional Retirement Services Company
Fisserv
Franklin Templeton Defined Contribution
GoldK
Great West Life and Annuity / BenefitsCorp Equities Inc.
Hand Securities
Hartford Life Insurance Company
Hewitt Assoc. LLC
ING Aetna Trust Company
Invesmart
JPMorgan Retirement Plan Services LLC
John Hancock
Lincoln National Life
Marsh Insurance & Investment Company
Marshall & Ilsley Trust Company
Maryland Supplemental Retirement Plan
Matrix Settlement & Clearance
Mercer HR Services
Merrill Lynch, Pierce, Fenner & Smith Inc.
Met Life
MFS
Mid Atlantic Capital Corporation
Nationwide Trust Company
Nationwide Financial
Neuberger Berman
New York Life Investment Management Service Company
Nyhart/Alliance Benefit Group Indiana
PFPC, Inc.
Plan Administrators, Inc.

PNC Bank N.A.
Principal Life Insurance Company
Prudential Investments
Reliance Trust Company
Resource Trust (IMS)
Retirement Financial Services
State Street Bank and Trust Company
SunGard Investment Products Inc.
The Princeton Retirement Group, Inc.
T. Rowe Price
Union Bank of California
UMB Bank
Valic/Virsco Retirement Services Co
Vanguard Group
Wachovia Bank (First Union National Bank)
Wells Fargo
Wilmington Trust

Channel: Cash Product Platform

ADP Clearing & Outsourcing
Allegheny Investments LTD
Bank of New York (Hare & Co.)
Bear Stearns
Brown Investment Advisory & Trust Company
Brown Brothers Harriman
Cadaret Grant & Co.
Chase Manhattan Bank
Chicago Mercantile Exchange
Citibank, N.A.
D.A. Davidson & Company
DB Alex Brown/Pershing
DB Securities
Deutsche Bank Trust Company Americas
Emmett A. Larkin Company
Fiduciary Trust Co. - International
Huntleigh Securities
Lincoln Investment Planning
Linsco Private Ledger Financial Services
Mellon Bank
Nesbitt Burns Corp.
Penson Financial Services
Pershing Choice Platform
Profunds Distributors, Inc.
SAMCO Capital Markets (Fund Services, Inc.)
Saturn & Co. (Investors Bank & Trust Company)
Smith Moore & Company
Sungard Financial
Turtle & Co. (State Street)
UBS
US Bank
William Blair & Company

Channel: Third Party Insurance Platforms

Allmerica Financial Life Insurance Company

Allstate Life Insurance Company of New York
Ameritas Life Insurance Group
American General Life Insurance Company
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great-West Life and Annuity Insurance Company
First MetLife Investors Insurance Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life
John Hancock Life Insurance Company of New York
John Hancock Life Insurance Company (U.S.A.)
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
Minnesota Life Insurance Company
Mutual of America Life Insurance Company
National Life Insurance Company
Nationwide Financial Services Inc.
Nationwide Life and Annuity Company of America
Nationwide Life Insurance Company of America
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
Sun Life Assurance Company of Canada (U.S.)
Sun Life Assurance and Annuity Company of New York
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS Funds or a particular DWS Fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.

It is likely that broker-dealers that execute portfolio transactions for the Fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the Advisor, the Distributor and/or their affiliates will not use Fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


Automatic Investment Plan. A shareholder may purchase shares of the fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000 for both initial and subsequent investments) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The fund may immediately terminate a shareholder's Direct Deposit in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Expedited Purchase Procedures for Existing Shareholders. Shareholders of other DWS funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling (800) 728-3337 for instructions. The investor must send a duly completed and signed application to the fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, fax, etc. by established shareholders (except by DWS Scudder Individual Retirement Account (IRA), DWS Scudder Horizon Plan, DWS Scudder Profit Sharing and Money Purchase Pension Plans, DWS Scudder 401(k) and DWS Scudder 403(b) Plan holders), members of the NASD, and banks.


Redemptions

Redemption Fee. The Fund will impose a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the Fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last. The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the Fund. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

Policies and procedures affecting transactions in fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by DWS-SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to DWS-SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the Prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the fund for up to seven days if the fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which fund shares were purchased.

Automatic Withdrawal Plan. An owner of $5,000 or more of a class of the Fund's shares at the offering price may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. Shares are redeemed so that the payee should receive payment approximately on the first of the month. Investors using this Plan must reinvest fund distributions.

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan (the "Plan") to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other DWS Funds, subject to the provisions below.


Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of DWS Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, NY Tax Free Money Fund Investment, Treasury Money Fund - Class Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund -- Institutional, Cash Reserve Fund, Inc. Prime Series, Cash Reserve Fund, Inc. Treasury Series, Cash Reserve Fund, Inc. Tax-Free Series, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with DWS-SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California; and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


Shareholders must obtain prospectuses of the Fund they are exchanging into from dealers, other firms or DWS-SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a DWS fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such DWS fund. Exchanges will be made automatically until the shareholder or the fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

In-kind Redemptions. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

The Fund reserves the right to redeem all of its shares, if the Fund's Board of Trustees votes to liquidate and terminate the Fund.

Dividends

The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

The Fund intends to pay distributions of substantially all of its income annually.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

Income and capital gain distributions, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain distributions in cash and long-term capital gain distributions in shares of the same class at net asset value; or

2.       To receive income and capital gain distributions in cash.

Distributions will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other DWS Funds with multiple classes of shares or DWS Funds as provided in the prospectuses. To use this privilege of investing dividends of the Fund in shares of another DWS Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of the Fund and confirmations will be mailed to the shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

Taxation of the Fund. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income:

(a) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

(b) The Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer of such other securities to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

(c) The Fund is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. Such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but that are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of the Fund.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with a lower rate applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning on or before December 31, 2010. A portion of the proceeds from the disposition of certain real property assets held for more than one year may produce "unrecaptured section 1250 gain." Any unrecaptured section 1250 gain received by the Fund will be taxable to shareholders at a 25% rate.

In order for some portion of the dividends received by the Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Qualified dividend income does not include interest from fixed-income securities. Dividends received by the Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. If the aggregate dividends received by the Fund during any taxable year are less than 95% of the Fund's dividends (excluding net long-term capital gain over net short-term capital loss), that portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which the Fund is entitled are disclosed in the Fund's annual and semi-annual reports to shareholders.

All distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. However, if any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for fewer than 46 days during the 91-day period beginning 45 days before the shares become ex-dividend.

Transactions in Fund Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable US income tax treaty. If more than 50% of the value of the Fund's total assets consist of securities issued by foreign corporations, the Fund will be eligible to elect to pass through to shareholders their proportionate share of any foreign taxes paid. The result of such an election would be that shareholders would include in income, and may be entitled to take the credits or deductions for such foreign taxes.

Passive Foreign Investment Companies. Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a US federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The mark-to-market election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the "IRS"). The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Tax Effects of Certain Transactions. The Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other strategic transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate the Fund's income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

The Fund's investment in zero coupon bonds and other debt obligations having original issue discount may cause the Fund to recognize taxable income in excess of any cash received from the investment.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Other Tax Considerations. Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-US Shareholders. Dividends paid by the Fund to non-US shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-US shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-US shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-US shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular US income tax as if the non-US shareholder were a US shareholder. A non-US corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-US shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-US shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's US source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-US shareholder will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-US shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Foreign shareholders of the fund must treat a distribution attributable to the fund's sale of a real estate investment trust or other U.S. real property holding company as real property gain if 50% or more of the value of the fund's assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from the fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the mutual fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An equity security is valued at its most recent sale price on the security's primary exchange or over-the-counter ("OTC") market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price.


Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost.

Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors, including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated price obtained from a broker-dealer. Other debt securities not addressed above are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, if applicable, on the value date obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.


An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              TRUSTEES AND OFFICERS

The overall business and affairs of the Trust and the Fund are managed by the Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with its investment advisor and administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is appointed or elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly appointed and qualified.

The following table presents certain information regarding the Trustees of the Trust. Each Trustee's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Trustee is until the election and qualification of a successor, or until such Trustee sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. The Trustees may also serve in similar capacities with other funds in the fund complex.



The following individuals hold the same position with the Fund and the Trust.

Independent Trustees

Name, Year of Birth,                                                                                   Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served             Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr.    President,  WGBH Educational Foundation.  Directorships:  Becton Dickinson        86
(1943)                  and  Company  (medical  technology   company);   Belo  Corporation  (media
Trustee since 2006      company);   Concord  Academy;  Boston  Museum  of  Science;  Public  Radio
                        International;  DWS Global High Income Fund,  Inc.  (since  October 2005);
                        DWS Global  Commodities  Stock Fund,  Inc.  (since October  2005).  Former
                        Directorships:  American Public  Television;  New England Aquarium;  Mass.
                        Corporation  for  Educational  Telecommunications;  Committee for Economic
                        Development; Public Broadcasting Service

Dawn-Marie Driscoll     President,   Driscoll  Associates  (consulting  firm);  Executive  Fellow,        88
(1946)                  Center for Business Ethics, Bentley College;  formerly,  Partner, Palmer &
Chairman since 2006     Dodge  (1988-1990);  Vice  President  of  Corporate  Affairs  and  General
Trustee since 2006      Counsel, Filene's (1978-1988).  Directorships:  Advisory Board, Center for
                        Business Ethics,  Bentley College;  Member,  Southwest  Florida  Community
                        Foundation  (charitable  organization);  Director,  DWS Global High Income
                        Fund, Inc. (since October 2005), DWS Global  Commodities  Stock Fund, Inc.
                        (since October 2005),  DWS RREEF Real Estate Fund, Inc. (since April 2005)
                        and DWS RREEF  Real  Estate  Fund II,  Inc.  (since  April  2005).  Former
                        Directorships:   Investment   Company   Institute;   Former   Memberships:
                        Executive   Committee  of  the  Independent   Directors   Council  of  the
                        Investment Company Institute

Keith R. Fox            Managing  General  Partner,  Exeter Capital  Partners (a series of private        88
(1954)                  equity funds).  Directorships:  Progressive Holding  Corporation  (kitchen
Trustee since 2006      goods   importer  and   distributor);   Cloverleaf   Transportation   Inc.
                        (trucking);  Natural History,  Inc.  (magazine  publisher);  Box Top Media
                        Inc.  (advertising),  DWS Global High Income  Fund,  Inc.  (since  October
                        2005), DWS Global  Commodities  Stock Fund, Inc. (since October 2005), DWS
                        RREEF Real Estate Fund,  Inc. (since April 2005) and DWS RREEF Real Estate
                        Fund II, Inc. (since April 2005)

Kenneth C. Froewiss     Clinical   Professor   of   Finance,   NYU  Stern   School   of   Business        86
(1945)                  (1997-present);  Director,  DWS Global High Income Fund, Inc. (since 2001)
Trustee since 2006      and DWS Global Commodities Stock Fund, Inc. (since 2004); Member,  Finance
                        Committee, Association for Asian Studies (2002-present);  Director, Mitsui
                        Sumitomo  Insurance  Group (US)  (2004-present);  prior thereto,  Managing
                        Director, J.P. Morgan (investment banking firm) (until 1996)


                                       45

Name, Year of Birth,                                                                                   Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served             Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------

Martin J. Gruber        Nomura  Professor of Finance,  Leonard N. Stern  School of  Business,  New        88
(1937)                  York University (since September 1965); Director,  Japan Equity Fund, Inc.
Trustee since 1999      (since  January  1992),  Thai Capital Fund,  Inc.  (since  January  2000),
                        Singapore Fund,  Inc.  (since January 2000),  DWS Global High Income Fund,
                        Inc. (since October 2005), DWS Global  Commodities Stock Fund, Inc. (since
                        October 2005),  DWS RREEF Real Estate Fund, Inc. (since April 2005 and DWS
                        RREEF Real Estate Fund II, Inc.  (since  April 2005).  Formerly,  Trustee,
                        TIAA (pension funds) (January  1996-January 2000);  Trustee, CREF and CREF
                        Mutual Funds (January  2000-March  2005);  Chairman,  CREF and CREF Mutual
                        Funds (February  2004-March  2005); and Director,  S.G. Cowen Mutual Funds
                        (January 1985-January 2001)

Richard J. Herring      Jacob Safra  Professor of  International  Banking and  Professor,  Finance        88
(1946)                  Department,  The Wharton School,  University of  Pennsylvania  (since July
Trustee since 1999      1972);  Director,  Lauder  Institute of International  Management  Studies
                        (since July 2000);  Co-Director,  Wharton  Financial  Institutions  Center
                        (since July 2000);  Director,  DWS Global High Income  Fund,  Inc.  (since
                        October 2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since October
                        2005),  DWS RREEF Real Estate Fund,  Inc. (since April 2005) and DWS RREEF
                        Real Estate Fund II, Inc.  (since  April  2005).  Formerly,  Vice Dean and
                        Director, Wharton Undergraduate Division (July 1995-June 2000)

Graham E. Jones         Senior Vice President,  BGK Realty,  Inc.  (commercial real estate) (since        88
(1933)                  1995);  Director,  DWS Global High Income Fund, Inc. (since October 2005),
Trustee since 2002      DWS Global  Commodities  Stock Fund, Inc. (since October 2005),  DWS RREEF
                        Real Estate Fund,  Inc.  (since April 2005) and DWS RREEF Real Estate Fund
                        II, Inc.  (since  April  2005).  Formerly,  Trustee of various  investment companies  managed  by Sun  Capital  Advisors,  Inc.  (1998-2005),  Morgan
                        Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)

Rebecca W. Rimel        President  and  Chief  Executive   Officer,   The  Pew  Charitable  Trusts        88
(1951)                  (charitable  foundation)  (1994 to  present);  Trustee,  Thomas  Jefferson
Trustee since 2002      Foundation   (charitable   organization)   (1994  to  present);   Trustee,
                        Executive  Committee,  Philadelphia Chamber of Commerce (2001 to present);
                        Director,  DWS Global High Income Fund,  Inc.  (since October  2005);  DWS
                        Global  Commodities  Stock Fund, Inc. (since October 2005), DWS RREEF Real
                        Estate  Fund,  Inc.  (since April 2005) and DWS RREEF Real Estate Fund II,
                        Inc. (since April 2005). Formerly,  Executive Vice President, The Glenmede
                        Trust Company  (investment  trust and wealth  management)  (1983 to 2004);
                        Trustee, Investor Education (charitable organization) (2004-2005)

Philip Saunders, Jr.    Principal,  Philip Saunders Associates (economic and financial consulting)        88
(1935)                  (since November 1988);  Director, DWS Global High Income Fund, Inc. (since
Trustee since 1986      October 2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since October
                        2005),  DWS RREEF Real Estate Fund,  Inc. (since April 2005) and DWS RREEF
                        Real  Estate  Fund  II,  Inc.  (since  April  2005).  Formerly,  Director,
                        Financial Industry Consulting,  Wolf & Company  (consulting)  (1987-1988);
                        President,  John Hancock Home  Mortgage  Corporation  (1984-1986);  Senior
                        Vice  President of Treasury and Financial  Services,


                                       46

Name, Year of Birth,                                                                                   Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served             Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------
                        John  Hancock  Mutual Life  Insurance  Company,  Inc. (1982-1986)

William N. Searcy, Jr.  Private  investor since October 2003;  Trustee of 7 open-end  mutual funds        88
(1946)                  managed by Sun Capital Advisers,  Inc. (since October 1998); Director, DWS
Trustee since 2002      Global  High  Income  Fund,   Inc.   (since  October  2005),   DWS  Global
                        Commodities  Stock Fund, Inc. (since October 2005),  DWS RREEF Real Estate
                        Fund,  Inc.  (since  April  2005) and DWS RREEF Real  Estate Fund II, Inc.
                        (since April 2005).  Formerly,  Pension & Savings  Trust  Officer,  Sprint
                        Corporation(1) (telecommunications) (November 1989-October 2003)

Jean Gleason Stromberg  Retired.  Formerly,   Consultant  (1997-2001);   Director,  US  Government        88
(1943)                  Accountability Office (1996-1997);  Partner,  Fulbright & Jaworski, L.L.P.
Trustee since 2006      (law firm)  (1978-1996).  Directorships:  The  William  and Flora  Hewlett
                        Foundation;  Service  Source,  Inc.;  DWS Global  High Income  Fund,  Inc.
                        (since October  2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since
                        October  2005),  DWS RREEF Real Estate Fund,  Inc.  (since April 2005) and
                        DWS  RREEF  Real  Estate  Fund  II,  Inc.   (since  April  2005).   Former
                        Directorships:  Mutual Fund  Directors  Forum  (2002-2004),  American  Bar
                        Retirement  Association  (funding vehicle for retirement plans) (1987-1990 and 1994-1996)

Carl W. Vogt            Senior  Partner,  Fulbright  &  Jaworski,  L.L.P.  (law  firm);  formerly,        86
(1936)                  President (interim) of Williams College  (1999-2000);  President,  certain
Trustee since 2006      funds in the Deutsche Asset  Management  Family of Funds  (formerly,  Flag
                        Investors Family of Funds) (registered investment companies)  (1999-2000).
                        Directorships:   Yellow   Corporation   (trucking);   American  Science  &
                        Engineering (x-ray detection  equipment);  ISI Family of Funds (registered investment  companies,  4 funds  overseen);  National  Railroad  Passenger
                        Corporation  (Amtrak);  DWS Global High Income Fund,  Inc.  (since October
                        2005),  DWS Global  Commodities  Stock Fund,  Inc.  (since  October 2005);
                        formerly, Chairman and Member, National Transportation Safety Board

Interested Trustee

Name, Year of Birth,                                                                                  Number of
Position with the                                                                                   Funds in Fund
Fund and Length of                                                                                     Complex
Time Served              Business Experience and Directorships During the Past 5 Years                 Overseen
--------------------------------------------------------------------------------------------------------------------
Axel Schwarzer(2)        Managing  Director,  Deutsche  Asset  Management;  Head of Deutsche Asset        84
(1958)                   Management Americas;  CEO of DWS Scudder;  formerly,  board member of DWS
Trustee since 2006       Investments,  Germany  (1999-2005);  formerly,  Head of Sales and Product
                         Management for the Retail and Private  Banking  Division of Deutsche Bank
                         in Germany  (1997-1999);  formerly,  various  strategic  and  operational positions for Deutsche Bank Germany Retail and Private  Banking  Division
                         in the  field of  investment  funds,  tax  driven  instruments  and asset management for corporates (1989-1996)
--------------------------------------------------------------------------------------------------------------------

(1)      A publicly held company with securities  registered pursuant to Section
         12 of the Securities Exchange Act of 1934.

(2)      The mailing address of Axel Schwarzer is c/o Deutsche Asset Management,
         Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Trustee of the Trust by virtue of his positions with Deutsche Asset Management.

                                       47




Officers

The following persons are officers of the Trust.

Name, Year of Birth,
Position with the Fund
and Length of Time
Served(1)(2)                        Business Experience and Directorships During the Past 5 Years
----------------------------------- --------------------------------------------------------------------------------------

Michael G. Clark(4)                 Managing  Director(3),  Deutsche  Asset  Management  (2006-present);  President,  The
(1965)                              Central Europe and Russia Fund,  Inc.  (since June 2006),  The European  Equity Fund,
President, 2006-present             Inc.  (since June 2006),  The New Germany Fund,  Inc.  (since June 2006),  DWS Global
                                    High Income Fund, Inc.  (since June 2006),  DWS Global  Commodities  Stock Fund, Inc.
                                    (since June 2006),  DWS RREEF Real Estate  Fund,  Inc.  (since June 2006),  DWS RREEF
                                    Real Estate Fund II, Inc.;  formerly,  Director of Fund Board  Relations  (2004-2006)
                                    and Director of Product Development  (2000-2004),  Merrill Lynch Investment Managers;
                                    Senior Vice President Operations, Merrill Lynch Asset Management (1997-2000)

Paul H. Schubert                    Managing  Director(3),   Deutsche  Asset  Management  (since  July  2004);  formerly,
(1963)                              Executive  Director,  Head of Mutual Fund  Services and  Treasurer  for UBS Family of
Chief Financial Officer since 2004  Funds  (1998-2004);  Vice President and Director of Mutual Fund Finance at UBS Global
Treasurer since 2005                Asset Management (1994-1998)

John Millette(4)                    Director(3), Deutsche Asset Management
(1962)
Secretary since 2003

Patricia DeFilippis                 Vice President,  Deutsche Asset Management (since June 2005);  Counsel, New York Life
(1963)                              Investment  Management  LLC  (2003-2005);  legal  associate,  Lord,  Abbett & Co. LLC
Assistant Secretary since 2005      (1998-2003)

Elisa D. Metzger                    Director(3),  Deutsche Asset Management (since September 2005); Counsel, Morrison and
(1962)                              Foerster LLP (1999-2005)
Assistant Secretary since 2005

Caroline Pearson(4)                 Managing Director(3), Deutsche Asset Management
(1962)
Assistant Secretary since 2002

Scott M. McHugh(4)                  Director(3), Deutsche Asset Management
(1971)
Assistant Treasurer since 2005

Kathleen Sullivan D'Eramo(4)        Director(3), Deutsche Asset Management
(1957)
Assistant Treasurer since 2003

John Robbins                        Managing  Director(3),  Deutsche  Asset  Management  (since  2005);  formerly,  Chief
(1966)                              Compliance  Officer  and  Anti-Money  Laundering  Compliance  Officer  for  GE  Asset
Anti-Money Laundering               Management (1999-2005)
Compliance Officer since 2005

Philip Gallo                        Managing Director(3), Deutsche Asset Management (2003-present).  Formerly, Co-Head of
(1962)                              Goldman Sachs Asset Management Legal (1994-2003)



                                       48

Name, Year of Birth,
Position with the Fund
and Length of Time
Served(1)(2)                        Business Experience and Directorships During the Past 5 Years
----------------------------------- --------------------------------------------------------------------------------------
Chief Compliance Officer
since 2004

A. Thomas Smith                     Managing Director(3),  Deutsche Asset Management  (2004-present);  formerly,  General
(1956)                              Counsel,  Morgan Stanley and Van Kampen and Investments  (1999-2004);  Vice President
Chief Legal Officer                 and Associate General Counsel,  New York Life Insurance Company  (1994-1999);  senior
since 2005                          attorney,  The Dreyfus  Corporation  (1991-1993);  senior  attorney,  Willkie  Farr &
                                    Gallagher LLP (1989-1991);  staff attorney,  U.S.  Securities and Exchange Commission and the Illinois Securities Department (1986-1989)

(1) Unless otherwise indicated, the mailing address of each officer with respect to fund operations is 345 Park Avenue, New York, New York 10154.

(2) Length of time served represents the date that each officer first began serving in that position with the Funds.

(3)      Executive title, not a board directorship.

(4)      Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the Advisor.

Officer's Role with Principal Underwriter:  DWS Scudder Distributors, Inc.

 Paul H. Schubert:                        Vice President
 Caroline Pearson:                         Secretary

Information Concerning Committees and Meetings of Trustees.


The Board of Trustees of the Trust met ten (10) times during calendar year ended December 31, 2005 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Ms. Driscoll was elected Chair of the Board of the Trust in June 2006.

The Board has established the following standing committees: Audit Committee, Nominating/Corporate Governance Committee, Valuation Committee, Equity Oversight Committee, Fixed Income Oversight Committee, Marketing/Distribution/Shareholder Service Committee, Legal/Regulatory/Compliance Committee and Expense/Operations Committee.

The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations regarding the selection of the Fund's independent registered public accounting firm, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are Keith R. Fox (Chair), Kenneth C. Froewiss, Richard J. Herring, Graham E. Jones, Philip Saunders, Jr., William N. Searcy, Jr. and Jean Gleason Stromberg. The Audit Committee held six
(6) meetings during the calendar year 2005.

The Nominating/Corporate Governance Committee (i) recommends to the Board candidates to serve as Trustees and (ii) oversees and, as appropriate, makes recommendations to the Board regarding other fund governance-related matters, including but not limited to Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Trustees, allocations of assignments and functions of committees of the Board, and share ownership policies. The members of the Nominating/Corporate Governance Committee are Henry P. Becton, Jr. (Chair),
Graham  E.   Jones,   Rebecca  W.

Rimel and Jean Gleason Stromberg. The Nominating/Corporate Governance Committee held five (5) meetings during the calendar year 2005.

The Valuation Committee oversees Fund valuation matters, reviews valuation procedures adopted by the Board, determines the fair value of the Fund's securities as needed in accordance with the valuation procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary or appropriate. The members of the Valuation Committee are Keith
R. Fox, Kenneth C. Froewiss, Martin J. Gruber, Richard J. Herring and Philip Saunders, Jr. (Chair). The Valuation Committee held six (6) meetings during the calendar year 2005 with respect to the Fund.

The Board has established two Investment Oversight Committees, one focusing on DWS funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on DWS funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with portfolio managers and other investment personnel to review the Fund's investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Martin J. Gruber (Chair), Richard J. Herring, Rebecca W. Rimel, Philip Saunders, Jr. and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith
R. Fox, Kenneth C. Froewiss, William N. Searcy, Jr. (Chair) and Jean Gleason Stromberg. Each Investment Oversight Committee held six (6) meetings during the calendar year 2005.

The Marketing/Distribution/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the DWS funds and their shareholders, and (ii) the distribution-related services provided to the DWS funds and their shareholders. The members of the Marketing/Distribution/Shareholder Service Committee are Martin J. Gruber, Richard J. Herring (Chair), Rebecca W. Rimel, Jean Gleason Stromberg and Carl W. Vogt. The Marketing/Distribution/Shareholder Service Committee (previously known as the Shareholder Servicing and Distribution Committee) held six (6) meetings during the calendar year 2005.

The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the DWS funds, including the handling of pending or threatened litigation or regulatory action involving the DWS funds, (ii) general compliance matters relating to the DWS funds and (iii) proxy voting. The members of the Legal/Regulatory/Compliance Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Rebecca W. Rimel, William N. Searcy, Jr., Jean Gleason Stromberg and Carl W. Vogt (Chair). The Legal/Regulatory/Compliance Committee held six (6) meetings during the calendar year 2005.

The Expense/Operations Committee (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Fund, including the Fund's custody, fund accounting and insurance arrangements, and
(iii) reviews the Fund's investment adviser's brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Kenneth
C. Froewiss, Graham E. Jones (Chair), Philip Saunders, Jr. and William N. Searcy, Jr. This committee held six (6) meetings during the calendar year 2005.

Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of DeAM, Inc. or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of DeAM, Inc., or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation from the Fund and aggregate compensation from all of the funds in the fund complex received by each Trustee during the calendar year 2005. Ms. Driscoll, Ms. Stromberg, and Messrs. Becton, Fox, Froewiss and Vogt became members of the Board on May 5, 2006 and received no compensation from the Fund during the relevant periods. Mr. Schwarzer became a member of the Board on May 5, 2006, is an interested person of the Fund and received no compensation from the Fund or any fund in the fund complex during the relevant periods. No Trustee of the Fund receives pension or retirement benefits from the Fund.

   Independent Trustee                          Aggregate Compensation From Fund
   -------------------                          --------------------------------

   Martin J. Gruber                                          $5,036
   Richard J. Herring                                        $5,077
   Graham E. Jones                                           $5,432
   Rebecca W. Rimel                                          $5,483
   Philip Saunders, Jr.                                      $5,467
   William N. Searcy, Jr.                                    $5,665

   Name of Trustee                                    Total Compensation from
                                                     Fund and Fund Complex(1)
                                                     ------------------------
   Independent Trustee
   Henry P. Becton, Jr.(3)(4)(5)                             $164,000
   Dawn-Marie Driscoll(2)(3)(4)(5)                           $203,829
   Keith R. Fox(3)(4)(5)                                     $184,829
   Kenneth C. Froewiss(3)(4)(5)(6)                           $129,687
   Martin J. Gruber(7)(9)                                    $135,000
   Richard J. Herring(7)(8)(9)                               $136,000
   Graham E. Jones(7)(9)                                     $144,000
   Rebecca W. Rimel(7)(8)(9)                                 $146,280
   Philip Saunders, Jr.(7)(9)                                $145,000
   William N. Searcy, Jr.(7)(9)                              $150,500
   Jean Gleason Stromberg(3)(4)(5)                          $178,549
   Carl W. Vogt(3)(4)(5)                                    $162,049

(1)  The Fund Complex is composed of 165 funds.

(2) Includes $19,000 in annual retainer fees in Ms. Driscoll's role as Chairman of the Board.

(3)  For  each  Trustee,  except  Mr.  Froewiss,   total  compensation  includes
     compensation for service on the boards of 20 trusts/corporations compromised of 48 funds/portfolios. Each Trustee, except Mr. Froewiss, currently serves on the boards of 20 trusts/corporations comprised of 43 funds/portfolios. Mr. Froewiss currently serves on the boards of 23 trusts/corporations comprised of 46 funds/portfolios.

(4)  Aggregate  compensation  reflects amounts paid to the Trustees,  except Mr.
     Froewiss, for special meetings of ad hoc committees of the board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $5,500 for Mr. Becton, $26,280 for Ms. Driscoll, $25,280 for Mr. Fox, $18,000 for Ms. Stromberg and $3,500 for Mr. Vogt. These meeting fees were borne by the applicable DWS Funds.

(5) Aggregate compensation also reflects amounts paid to the Trustees for special meetings of the board in connection with reviewing the funds' rebranding initiatives to change to the DWS Family of Funds. Such amounts totaled $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Ms. Stromberg and $1,000 for Mr. Vogt. The funds were reimbursed for these meeting fees by Deutsche Asset Management.

(6) Mr. Froewiss was appointed to the previous board on September 15, 2005. His compensation includes fees received as a member of five DWS closed-end funds in 2005, for which he served on the board.

(7) During calendar year 2005, the total number of funds overseen by each Trustee was 55 funds.

(8) Of the amounts payable to Ms. Rimel and Dr. Herring in calendar year 2005, $45,630 and $28,724, respectively, was deferred pursuant to a deferred compensation plan.

(9) Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the previous board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $3,000 for Dr. Gruber, $3,000 for Dr. Herring, $11,000 for Mr. Jones, $12,280 for Ms. Rimel, $9,500 for Dr. Saunders and $17,500 for Mr. Searcy. These meeting fees were borne by the applicable funds.

Trustee Fund Ownership

The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund as of December 31, 2005.

Each Trustee owns over $100,000 of shares on an aggregate basis in all DWS Funds overseen by the Trustee as of December 31, 2005, except for Mr. Schwarzer, who does not own shares of any such fund. Mr. Schwarzer joined the U.S. Mutual funds business of Deutsche Asset Management in 2005.


                                          Aggregate Dollar Range of Equity
     Trustee                                  Securities in the Fund
     -------                                  ----------------------

     Independent Trustees
     --------------------

     Martin J. Gruber                         $10,001-$50,000
     Richard J. Herring                       $50,001-$100,000
     Graham E. Jones                          None
     Rebecca W. Rimel                         Over $100,000
     Philip Saunders, Jr.                     None
     William N. Searcy, Jr.                   $10,001-$50,000
     Henry P. Becton, Jr.                     None
     Dawn-Marie Driscoll                      None
     Keith R. Fox                             None
     Kenneth C. Froewiss                      None
     Jean Gleason Stromberg                   None
     Carl W. Vogt                             None

     Interested Trustee
     ------------------
     Axel Schwarzer                           None

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                  Value of        Percent of
                                  Owner and                                    Securities on     Class on an
Independent                    Relationship to                    Title of      an Aggregate      Aggregate
Trustee                            Trustee           Company        Class          Basis            Basis
-------                            -------           -------        -----          -----            -----
Henry P. Becton                                        None
Dawn-Marie Driscoll                                    None
Keith R. Fox                                           None



                                       52

                                                                                  Value of        Percent of
                                  Owner and                                    Securities on     Class on an
Independent                    Relationship to                    Title of      an Aggregate      Aggregate
Trustee                            Trustee           Company        Class          Basis            Basis
-------                            -------           -------        -----          -----            -----

Kenneth C. Froewiss                                    None
Martin J. Gruber                                       None
Richard Herring                                        None
Graham E. Jones                                        None
Rebecca W. Rimel                                       None
Philip Saunders, Jr.                                   None
William N. Searcy, Jr.                                 None
Jean Gleason Stromberg                                 None
Carl W. Vogt                                           None

Securities Beneficially Owned

As of June 19, 2006, the Trustees and officers of the Trust owned, as a group, less than 1% percent of the outstanding shares of the Fund.

To the Fund's knowledge, as of June 19, 2006, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.


As of June 19, 2006, 12,653,361.50 shares in the aggregate, or 34.09% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class A were held in the name of John Hancock Life Insurance Company (USA), Toronto, Ontario, Canada M4W1E5, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 2,107,454.57 shares in the aggregate, or 5.68% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class A were held in the name of Morgan Stanley DW, Attn: Mutual Fund Operations, Jersey City, NJ 07311-3907, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 75,749.28 shares in the aggregate, or 5.92% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class B were held in the name of MLPF&S for the Sole Benefit of its Customers, Attn: Fund Adm. (97HBO), Jacksonville, FL 32246-6484, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 133,867.33 shares in the aggregate, or 10.46% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class B were held in the name of Citigroup Global Markets, Inc., Attn: Peter Booth 7th Floor, New York, NY 10001-2402, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 259,832.65 shares in the aggregate, or 5.80% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class C were held in the name of Morgan Stanley DW, Attn: Mutual Fund Operations, Jersey City, NJ 07311-3907, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 269,922.57 shares in the aggregate, or 6.02% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class C were held in the name of Citigroup Global Markets, Inc., Attn: Peter Booth 7th Floor, New York, NY 10001-2402, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 484,411.65 shares in the aggregate, or 10.81% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class C were held in the name of MLPF&S for the Sole Benefit of its Customers, Attn: Fund Adm. SEC #97JS4, Jacksonville, FL 32246, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 5,279,084.46 shares in the aggregate, or 22.66% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of Charles Schwab & Co., Inc., Special

Custody Acct. for the Benefit of Customers, Attn: Mutual Funds, San Francisco, CA 94104-4151, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 1,679,209.66 shares in the aggregate, or 7.21% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of National Financial Services Corp., for the Exclusive Benefit of our, New York, NY 10281-1003, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 2,535,931.51 shares in the aggregate, or 10.88% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of DWS Trust Company TTEE, FBO DB Matched Savings Plan,
Attn: Asset Recon Dept. #XXXXX, Salem, NH 03079-1143, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 2,811,964.85 shares in the aggregate, or 12.07% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Institutional Class were held in the name of MLPF&S for the Benefit of its Customers, Attn: Fund Adm. (97HB0), Jacksonville, FL 32246-6484, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 357,786.95 shares in the aggregate, or 53.13% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class R were held in the name of Hartford Life Insurance Company, Separate Account, Hartford, CT 06104-2999, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 56,079.47 shares in the aggregate, or 8.33% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class R were held in the name of State Street Bank & Trust, FBO ADP/DWS Scudder Choice 401(K) Product, Florham Park, NJ 07932-1502, who may be deemed as the beneficial owner of certain of these shares.

As of June 19, 2006, 43,568.45 shares in the aggregate, or 6.47% of the outstanding shares of DWS RREEF Real Estate Securities Fund, Class R were held in the name of MFS Heritage Trust Co. FBO Certain Company Benefit Plans, Boston, MA 02205-5824, who may be deemed as the beneficial owner of certain of these shares.

Certain Indemnification Arrangements

In addition to customary indemnification rights provided by the governing instruments of the Trust, Trustees may be eligible to seek indemnification from the Advisor in connection with certain matters as follows.

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Fund, the Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Fund against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Fund or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Fund against the Fund, their Board Members and officers, the investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to Independent Board Members of investment companies that they have not engaged in disabling conduct, the Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Board Members against certain liabilities the Independent Board Members may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Board Members in connection with any Enforcement Actions or Private Litigation. The Fund's investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) in connection with any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Board Member ultimately would not be entitled to indemnification or (2) for any liability of the

Independent  Board  Member  to  the  Fund  or  its  shareholders  to  which  the
Independent  Board  Member  would  otherwise  be  subject  by reason of  willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Board Member's duties as a director or trustee of the Fund as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Board Members or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the investment advisor will survive the termination of the investment management agreements between the applicable Deutsche Asset Management entity and the Fund.

                               TRUST ORGANIZATION

The Fund is a series of DWS Advisor Funds (the "Trust"). The Trust was organized on July 21, 1986 under the laws of The Commonwealth of Massachusetts. The Trust was organized under the name BT Tax-Free Investment Trust and assumed its former name of BT Investment Funds on May 16, 1988. The Trust's name was changed to Scudder Advisor Funds effective May 16, 2003 and to DWS Advisor Funds effective February 6, 2006. The Declaration of Trust authorizes the Board of Trustees to create a separate investment series or portfolios of shares. On July 10, 2006, the RREEF Real Estate Securities Predecessor Fund transfered all its assets and liabilities from DWS RREEF Securities Trust, a Delaware business trust, into a new series of the Trust, under the same fund name.

The Trust is a Massachusetts business trust organized under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust dated June 27, 2006, as may be further amended from time to time (the "Declaration of Trust"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in the SAI and a Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

A Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; (d) to the same extent as stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series or class thereof or the Shareholders; and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of a Fund with the SEC or any state, or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust's By-Laws, be voted in the aggregate as a single class without regard to series or classes of Shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including
(a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity, (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

You may obtain information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: www.dws-scudder.com (click on "proxy voting" at the bottom of the page).


                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the DWS Funds site is www.dws-scudder.com. This site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the DWS Scudder investor relations department via e-mail. The site also enables users to access or view the Fund's Prospectuses and profiles with links between summary information in Fund summaries and details in the prospectuses. Users can fill out new account forms on-line, order free software and request literature on the Fund.

Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. DWS Fund shareholders can view a snapshot of current holdings, review account activity and move assets between DWS Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current DWS Fund shareholders who have set up a Personal Page on the DWS Funds Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between DWS Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new DWS Fund accounts.

Other Information

The CUSIP numbers of the classes are:

Class A: .........         23339L 107
Class B: .........         23339L 206
Class C: .........         23339L 305
Institutional Class:       23339L 602
Class R: .........         23339L 404
Class S: .........         23339L 503

The Fund has a fiscal year end of December 31.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Advisor in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

The Fund's Class S shares Prospectus and this SAI omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Trust has filed with the SEC, 100 F Street, N.E., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of the Fund and certain other series of the Trust. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


The Predecessor Fund's financial statements for the year ended December 31, 2006, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the RREEF Real Estate Securities Predecessor Fund dated December 31, 2006 are incorporated herein by reference and are hereby deemed to be a part of this SAI. A copy of the RREEF Real Estate Securities Predecessor Fund's Annual Report may be obtained without charge by contacting the Service Center at (800) 621-1048.

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of the securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC. -- CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper -medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B are considered speculative and generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, typically are in default and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S INVESTORS SERVICE, INC. -- SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS SERVICES -- CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C has significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a current vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: Debt rated CC has a current high vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R: Debt rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

N.R.: Bonds may lack a S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

STANDARD & POOR'S RATINGS SERVICES -- SHORT-TERM RATINGS

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the issuer to meet its financial commitments.

FITCH INVESTORS SERVICE, INC. -- BOND RATINGS

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business or financial alternatives may be available which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to CC may be appended by the addition of a plus or minus sign to denote the relative status within the rating category.

NR: Indicates that Fitch Rating does not publicly rate the specific issue.

FITCH INVESTORS SERVICE, INC. -- SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest capacity for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect a capacity for timely payment only slightly less than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory capacity for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the capacity for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------          --------

                  (a)      (1)       Amended and Restated Declaration of Trust dated June 27, 2006; (19)

                           (2)       Amended and Restated Designation of Series and Classes of Shares of Beneficial
                                     Interest dated September 21, 2006; (22)

                           (3)       Amended and Restated Designation of Series and Classes of Shares of Beneficial
                                     Interest dated November 17, 2006; (22)

                           (4)       Amended and Restated Designation of Series and Classes of Shares of Beneficial
                                     Interest dated December 21, 2006; (22)

                           (5)       Secretary's Certificate regarding the Establishment and Designation of Class B shares for DWS Short Duration Fund, dated February 20, 2007; (23)

                  (b)                By-Laws of DWS Advisor Funds, dated June 27, 2006; (19)

                  (c)                Incorporated by reference to Exhibit (b) above;

                  (d)      (1)       Investment Advisory Agreement dated July 30, 2002 between International Equity
                                     Portfolio and Deutsche Asset Management, Inc.; (6)

                           (2)       Investment Advisory Agreement dated July 30, 2002 between BT Investment Funds and
                                     Deutsche Asset Management, Inc.; (11)

                           (3)       Amended and Restated Investment Management Agreement dated January 1, 2007 on behalf of Cash Management Fund Investment, Tax Free Money Fund Investment, NY Tax
                                     Fee Money Fund, Treasury Money Fund Investment, DWS Mid Cap Growth Fund, DWS
                                     Small Cap Growth Fund, DWS Core Fixed Income Fund, DWS High Income Plus Fund, DWS
                                     International Select Equity Fund, DWS Lifecycle Long Range Fund, DWS Micro Cap
                                     Fund, DWS RREEF Real Estate Securities Fund, DWS RREEF Global Real Estate
                                     Securities Fund, DWS Short-Term Municipal Bond Fund, Money Market Fund Investment
                                     and DWS Short Duration Fund; (22)

                           (4)       Sub-advisory Agreement between Deutsche Asset Management, Inc., in regards to DWS
                                     RREEF Global Real Estate Securities Fund, and RREEF America L.L.C. (to be filed by amendment);

                           (5)       Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Asset Management International
                                     GmbH, dated July 1, 2006 (to be filed by amendment);

                           (6)       Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and RREEF Global Advisors Limited, dated July
                                     1, 2006 (to be filed by amendment);

                           (7)       Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Asset Management (Hong Kong),
                                     Limited, dated July 1, 2006 (to be filed by amendment);



                                       3

                           (8)       Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Investments Australia Limited,
                                     dated July 1, 2006 (to be filed by amendment);

                           (9)       Sub-advisory Agreement between Deutsche Asset Management, Inc., in regards to DWS
                                     RREEF Real Estate Securities Fund, and RREEF America L.L.C. (to be filed by amendment);

                  (e)                Distribution Agreement dated August 19, 2002; (4)

                  (f)                Not applicable;

                  (g)      (1)       Custodian Agreement dated July 1, 1996; (2)

                           (2)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                     Company, dated April 1, 2003; (7)

                  (h)      (1)       Administrative Services Agreement between the Registrant and Deutsche Investment
                                     Management Americas Inc.; (21)

                           (2)       Administration Agreement dated July 1, 2001; (3)

                           (3)       Expense Limitation Agreement dated September 4, 2002; (4)

                           (4)       Transfer Agency Agreement dated December 16, 2002 with Scudder Investment
                                     Services Company; (10)

                           (5)       Agency Agreement between Scudder Investments Service Company and DST Systems,
                                     Inc., dated January 15, 2003; (7)

                           (6)       Amended and Restated Transfer Agency and Services Agreement between Registrant and DWS Scudder Services Corporation; (22)

                           (7)       Expense Limitation Agreement dated April 25, 2003; (9)

                           (8)       Expense Limitation Agreement dated August 1, 2003; (11)

                           (9)       Letters of Indemnity to the Scudder Funds and Independent Directors/Trustees
                                     dated October 8, 2004; (13)

                           (10)      Amendment dated November 17, 2004 to Exhibit A of the Expense Limitation
                                     Agreement dated April 25, 2003; (14)

                  (i)      (1)       Opinion and Consent of Willkie Farr & Gallagher LLP;(9), (11), (18)

                           (2)       Opinion and Consent of Bingham McCutchen LLP; (9), (18)

                           (3)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to Class S and AARP shares;(12)

                           (4)       Opinion and Consent of Bingham McCutchen LLP relating to Class S and AARP shares;(12)

                           (5)       Opinion and Consent of Counsel of Willkie Farr & Gallagher relating to DWS RREEF
                                     Global Real Estate Securities Fund, Classes A, C, Institutional and S;(17)



                                       4

                           (6)       Opinion and Consent of Counsel of Bingham McCutcheon LLP relating to DWS RREEF
                                     Global Real Estate Securities Fund, Classes A, C, Institutional and S; (17)

                           (7)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to NY Tax Free Money
                                     Fund, Tax-Exempt New York Money Market Fund shares; (19)

                           (8)       Opinion and Consent of Bingham McCutchen LLP relating to NY Tax Free Money Fund,
                                     Tax-Exempt New York Money Market Fund shares; (19)

                           (9)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Short
                                     Duration Fund; (20)

                           (10)      Opinion and Consent of Bingham McCutchen LLP relating to DWS Short Duration Fund;
                                     (20)

                           (11)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Short
                                     Duration Plus Fund - Class B shares; (23)

                           (12)      Opinion and Consent of Bingham McCutcheon LLP relating to DWS Short Duration Plus
                                     Fund - Class B shares; (23)

                  (j)                Not applicable;

                  (k)                Not applicable;

                  (1)                Not applicable;

                   (m)     (1)       Rule 12b-1 Plan for DWS Micro Cap Fund - Classes A and C shares, dated June 27,
                                     2006; (22)

                           (2)       Rule 12b-1 Plan for DWS Micro Cap Fund - Class B shares, dated July 7, 2006; (22)

                           (3)       Rule 12b-1 Plan for DWS Micro Cap Fund - Class C shares, dated July 7, 2006;  (22)

                           (4)       Rule 12b-1 Plan for DWS Mid Cap Growth Fund - Class A shares, dated June 27,
                                     2006; (22)

                           (5)       Rule 12b-1 Plan for DWS Mid Cap Growth Fund - Class B shares, dated June 1, 2006;
                                     (22)

                           (6)       Rule 12b-1 Plan for DWS Mid Cap Growth Fund - Class C shares, dated June 1, 2006;
                                     (22)

                           (7)       Rule 12b-1 Plan for DWS Short Duration Plus Fund - Class A shares, dated June 27,
                                     2006; (22)

                           (8)       Rule 12b-1 Plan for DWS Short Duration Plus Fund - Class C shares, dated June 27,
                                     2006; (22)

                           (9)       Rule 12b-1 Plan for DWS Small Cap Growth Fund - Class A shares, dated June 27,
                                     2006; (22)

                           (10)      Rule 12b-1 Plan for DWS Small Cap Growth Fund - Class B shares, dated July 1,
                                     2006; (22)



                                       5

                           (11)      Rule 12b-1 Plan for DWS Small Cap Growth Fund - Class C shares, dated July 1,
                                     2006; (22)

                           (12)      Rule 12b-1 Plan for DWS RREEF Global Real Estate Securities Fund - Classes A and
                                     C shares, dated July 1, 2006 (to be filed by amendment);

                           (13)      Rule 12b-1 Plan for DWS Short Duration Plus Fund - Class B, (to be filed by amendment);

                           (14)      Rule 12b-1 Plan for DWS International Select Equity Fund - Class B, dated August
                                     1, 2006; (24)

                           (15)      Rule 12b-1 Plan for DWS International Equity Fund - Class C, dated September 1,
                                     2006; (24)

                  (n)      (1)       Rule 18f-3 Plan, as amended; (10)

                           (2)       Rule 18f-3 Plan for DWS RREEF Global Real Estate Securities Fund, dated July 1,
                                     2006 (to be filed by amendment);

                           (3)       Rule 18f-3 Plan for DWS Short Duration Plus Fund, (to be filed by amendment);

                           (4)       Amended and Restated Multi-Distribution System Plan with respect to DWS Advisor
                                     Funds, pursuant to Rule 18f-3 (to be filed by amendment);

                  (p)      (1)       Code of Ethics for Deutsche Asset Management -- U.S., dated January 1, 2006; (22)

                           (2)       Consolidated Fund Code of Ethics dated March 14, 2006; (16)

                           (3)       Code of Ethics for Deutsche Asset Management (Asia) Limited and Deutsche Asset
                                     Management (Hong Kong) Limited; (17)

                  (q)                Power of Attorney, dated June 27, 2006; (17)
--------------------

(1)      Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-lA
         ("Registration Statement") as filed with the Securities and Exchange ("Commission") on July 31, 1995.

(2)      Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the
         Commission on July 1, 1997.

(3)      Incorporated by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement as filed with the
         Commission on June 29, 2001.

(4)      Incorporated by reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement as filed with the
         Commission on November 27, 2002.

(5)      Incorporated by reference to Post-Effective Amendment No. 98 to Registrant's Registration Statement as filed with the
         Commission on February 3, 2003.

(6)      Incorporated by reference to Post-Effective Amendment No. 99 to Registrant's Registration Statement as filed with the
         Commission on February 28, 2003.

(7)      Incorporated by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement as filed with the
         Commission on April 30, 2003.

(8)      Incorporated by reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement as filed with the
         Commission on October 1, 2003.



                                       6

(9)      Incorporated by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement as filed with the
         Commission on January 30, 2004.

(10)     Incorporated by reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement as filed with the
         Commission on February 27, 2004.

(11)     Incorporated by reference to Post-Effective Amendment No. 107 to Registrant's Registration Statement as filed with the
         Commission on April 29, 2004.

(12)     Incorporated by reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement as filed with the
         Commission on August 31, 2004.

(13)     Incorporated by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement as filed with the
         Commission on December 3, 2004.

(14)     Incorporated by reference to Post-Effective Amendment No. 116 to Registrant's Registration Statement as filed with the
         Commission on February 1, 2005.

(15)     Incorporated by reference to Post-Effective Amendment No. 125 to Registrant's Registration Statement as filed with the
         Commission on January 27, 2006.

(16)     Incorporated by reference to Post-Effective Amendment No. 133 to Registrant's Registration Statement as filed with the
         Commission on April 28, 2006.

(17)     Incorporated by reference to Post-Effective Amendment No. 141 to Registrant's Registration Statement as filed with the
         Commission on June 30, 2006.

(18)     Incorporated by reference to Post-Effective Amendment No. 142 to Registrant's Registration Statement as filed with the
         Commission on June 30, 2006.

(19)     Incorporated by reference to Post-Effective Amendment No. 145 to Registrant's Registration Statement as filed with the
         Commission on August 14, 2006.

(20)     Incorporated by reference to Post-Effective Amendment No. 146 to Registrant's Registration Statement as filed with the
         Commission on August 18, 2006.

(21)     Incorporated by reference to Post-Effective Amendment No. 147 to Registrant's Registration Statement as filed with the
         Commission on September 25, 2006.

(22)     Incorporated by reference to Post-Effective Amendment No. 149 to Registrant's Registration Statement as filed with the
         Commission on January 26, 2007.

(23)     Incorporated by reference to Post-Effective Amendment No. 150 to Registrant's Registration Statement as filed with the
         Commission on February 20, 2007.

(24)     Incorporated by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement as filed with the
         Commission on February 28, 2007.

Item 24.          Persons Controlled by or Under Common Control with Registrant
--------          -------------------------------------------------------------

                  Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.          Indemnification
--------          ---------------

Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit
(a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Deutsche Investment Management Americas Inc. (hereafter, "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

         1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc. and Investment Company Capital Corp.

         (b)

Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         Jason Vazquez                  Vice President and AML Compliance         Anti-Money Laundering
         345 Park Avenue                Officer                                   Compliance Officer
         New York, NY 10154

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606



                                       10

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Anjie LaRocca                  Assistant Secretary                       None
         345 Park Avenue
         New York, NY 10154

         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

DWS Advisor Funds:                                           345 Park Avenue
(Registrant)                                                 New York, New York  10154

Deutsche Investment Management Americas Inc.                 345 Park Avenue
(Investment Advisor)                                         New York, NY 10154

Deutsche Investment Management Americas Inc.                 345 Park Avenue
 (Administrator)                                             New York, NY 10154

DWS Scudder Investments Service Company                      222 South Riverside Plaza
(Transfer Agent)                                             Chicago, IL 60606

DWS Scudder Distributors, Inc.                               222 South Riverside Plaza
(Distributor)                                                Chicago, IL 60606

State Street Bank and Trust Company                          225 Franklin Street
(Custodian)                                                  Boston, MA 02110

Brown Brothers Harriman                                      40 Water Street
(Custodian)                                                  Boston, MA 02110

DST Systems, Inc.                                            127 West 10th Street
(Sub-Transfer Agent and                                      Kansas City, MO 64105
Sub-Dividend Distribution Agent)

Item 29.          Management Services
--------          -------------------

                  Not applicable

Item 30.          Undertakings
--------          ------------

                  Not applicable


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on the 26th day of February 2007.

                                             DWS ADVISOR FUNDS

                                             By:  /s/ Michael G. Clark
                                                  --------------------
                                                  Michael G. Clark

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/ Michael G. Clark
 -------------------------------------
 Michael G. Clark                           President                                    February 26, 2007

 /s/ Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        February 26, 2007

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      February 26, 2007

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Chairperson and Trustee                      February 26, 2007

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      February 26, 2007

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      February 26, 2007

 /s/Martin J. Gruber
 -------------------------------------
 Martin J. Gruber*                          Trustee                                      February 26, 2007

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      February 26, 2007

 /s/Graham E. Jones
 -------------------------------------
 Graham E. Jones*                           Trustee                                      February 26, 2007

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      February 26, 2007

 /s/Philip Saunders, Jr.
 -------------------------------------
 Philip Saunders, Jr.*                      Trustee                                      February 26, 2007

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      February 26, 2007


 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      February 26, 2007

 /s/Carl W. Vogt
 -------------------------------------
 Carl W. Vogt*                              Trustee                                      February 26, 2007

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      February 26, 2007


*By:     /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 141 to the Registration Statement, as filed on June 30, 2006.

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 152
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 152
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                DWS ADVISOR FUNDS

                                DWS ADVISOR FUNDS

                                  EXHIBIT INDEX
                                  -------------






                                       13